UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 09101
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Absolute Return Bond Fund

June 15, 2020

PGIM Absolute Return Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–9.77	–10.63	0.23	1.12 (3/30/11)
Class C	–9.98	–9.15	0.14	0.75 (3/30/11)
Class Z	–9.61	–7.42	1.16	1.76 (3/30/11)
Class R6	–9.53	–7.33	1.19	1.80 (3/30/11)
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	1.14	2.48	1.48	0.96
Bloomberg Barclays US Aggregate Bond Index
	4.86	10.84	3.80	3.91

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that current day fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Absolute Return Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.45	5.19	5.19
Class C	0.42	4.64	4.64
Class Z	0.46	5.67	5.60
Class R6	0.47	5.72	5.72

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AAA	17.0
AA	8.8
A	5.6
BBB	13.7
BB	18.2
B	14.1
CCC	4.8
CC	0.1
C	0.2
Not Rated	8.9
Cash/Cash Equivalents	8.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Absolute Return Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Absolute Return Bond Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$902.30	0.98%	$4.64
	Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92
Class C	Actual	$1,000.00	$900.20	1.74%	$8.22
	Hypothetical	$1,000.00	$1,016.21	1.74%	$8.72
Class Z	Actual	$1,000.00	$903.90	0.73%	$3.46
	Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67
Class R6	Actual	$1,000.00	$904.70	0.66%	$3.13
	Hypothetical	$1,000.00	$1,021.58	0.66%	$3.32

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.2%

ASSET-BACKED SECURITIES 28.3%

Automobiles 0.7%
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740%		11/14/25	1,200	$1,195,175
Series 2019-01A, Class A, 144A	3.630		09/14/27	8,300	8,572,611
Series 2019-01A, Class B, 144A	3.950		11/14/28	1,700	1,669,485

					11,437,271

Collateralized Loan Obligations 17.0%
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.691	(c)	01/20/32	15,000	14,889,843
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.499	(c)	07/15/29	2,500	2,413,786
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	07/15/29	3,500	3,410,406
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	2.485	(c)	01/17/28	4,000	3,579,914
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.355	(c)	07/20/31	3,000	2,846,925
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.439	(c)	07/15/30	4,000	3,801,820
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.392	(c)	02/15/29	20,000	19,685,232
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.399	(c)	01/15/31	8,000	7,735,201
KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.345	(c)	05/20/29	18,000	16,591,565
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.229	(c)	04/21/31	7,473	7,135,256
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.909	(c)	04/21/31	18,000	15,686,204

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.999	%(c)	07/15/31	22,500	$20,382,282
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.219	(c)	04/15/29	10,000	9,304,902
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	2.885	(c)	04/17/31	4,000	3,648,540
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.265	(c)	01/17/31	10,000	9,693,019
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.166	(c)	07/25/31	5,000	4,751,717
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.165	(c)	04/20/31	1,500	1,423,752
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.442	(c)	05/07/31	12,500	11,311,430
Sound Point CLO Ltd. (Cayman Islands), Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	2.425	(c)	10/20/28	14,750	14,296,806
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.355	(c)	10/20/30	8,750	8,351,808
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	2.809	(c)	01/15/31	19,000	18,134,974
Trinitas CLO Ltd. (Cayman Islands), Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.619	(c)	07/15/27	12,880	12,074,221
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.201	(c)	01/25/31	4,500	4,307,625
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.591	(c)	01/25/31	3,000	2,656,139
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.099	(c)	07/15/27	6,558	6,375,081
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.429	(c)	10/15/30	2,750	2,665,925

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.285	%(c)	01/17/31	10,500	$9,818,401
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.248	(c)	01/22/31	3,000	2,856,406
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	3.409	(c)	07/15/31	12,800	11,623,255
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	2.589	(c)	07/15/29	8,669	8,203,822
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.509	(c)	04/15/30	4,715	4,373,753

					264,030,010

Consumer Loans 2.1%
Lendmark Funding Trust, Series 2018-02A, Class A, 144A	4.230		04/20/27	3,200	3,042,574
OneMain Financial Issuance Trust, Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.629	(c)	09/14/32	2,398	2,365,076
Series 2017-01A, Class C, 144A	3.350		09/14/32	700	623,156
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260		10/10/23	7,500	6,988,066
Series 2018-B, Class A, 144A	3.910		07/08/24	2,050	1,905,200
Series 2018-B, Class B, 144A	4.500		07/08/24	500	357,125
Series 2018-B, Class C, 144A	5.430		07/08/24	1,000	606,422
Series 2018-C, Class A, 144A	4.100		10/08/24	3,200	2,960,440
Series 2018-C, Class B, 144A	4.590		10/08/24	1,300	928,718
Series 2018-C, Class C, 144A	5.520		10/08/24	2,000	1,212,893
Series 2018-D, Class A, 144A	4.150		12/09/24	2,300	2,162,413
Series 2018-D, Class B, 144A	4.830		12/09/24	1,200	851,752
Series 2019-A, Class B, 144A	3.870		08/08/25	4,860	3,571,117
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.337	(c)	02/25/23	1,650	1,381,003
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	08/25/25	3,400	2,815,536

					31,771,491

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 1.3%
ABFC Trust, Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	1.187	%(c)	06/25/34	971	$898,337
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 0.600%)	1.687	(c)	10/25/34	2,123	2,111,172
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	1.167	(c)	11/25/33	1,758	1,607,427
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)	1.447	(c)	11/25/33	3,546	3,085,769
Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)	1.147	(c)	10/25/32	684	663,937
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 0.590%)	1.667	(c)	06/25/43	98	89,495
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 0.730%)	1.582	(c)	01/25/34	2,418	2,246,035
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)	2.062	(c)	12/25/34	1,770	1,748,714
Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)	1.327	(c)	01/25/35	1,050	934,610
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	2.962	(c)	08/25/33	912	865,577
Merrill Lynch Mortgage Investors Trust, Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.487	(c)	08/25/32	2,094	1,981,897
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.507	(c)	10/25/33	1,861	1,809,556
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	09/25/33	469	440,170
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.507	(c)	10/25/33	491	472,776

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
RASC Trust, Series 2005-KS11, Class M1, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)	0.887	%(c)	12/25/35	79	$78,701
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	1.727	(c)	02/25/34	903	843,133

					19,877,306

Other 0.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.837	(c)	04/25/23	3,200	2,665,861

Residential Mortgage-Backed Securities 3.8%
Chase Funding Trust, Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	1.127	(c)	08/25/32	312	279,572
Series 2003-04, Class 1A5	5.116		05/25/33	559	561,501
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)	1.117	(c)	02/25/35	254	231,654
Series 2005-WF01, Class A5	5.010	(cc)	11/25/34	5	4,928
Countrywide Asset-Backed Certificates, Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	07/25/33	666	639,011
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	0.907	(c)	08/25/34	7,670	6,966,337
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	11/25/34	400	389,739
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	6,998	6,884,049
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379		12/25/32	112	110,012
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.507	(c)	11/25/33	600	552,129
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	1.237	(c)	03/25/34	65	63,622
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537	(c)	09/25/33	1,604	1,506,931

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	1.247	%(c)	08/25/34		731	$722,878
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	1.282	(c)	03/25/35		2,307	2,135,295
GSAMP Trust, Series 2003-HE02, Class A1A, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)	1.087	(c)	08/25/33		527	504,881
Series 2004-AR01, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	1.687	(c)	06/25/34		985	975,897
Series 2004-NC02, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	1.387	(c)	10/25/34		1,787	1,579,762
Long Beach Mortgage Loan Trust, Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	1.107	(c)	08/25/33		1,249	1,146,700
Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.220%)	0.927	(c)	06/25/34		879	803,825
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.387	(c)	05/25/34		221	200,950
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH01, Class M3, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)	1.327	(c)	01/25/36		7	6,707
Specialty Underwriting & Residential Finance Trust, Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.387	(c)	11/25/34		1,008	969,567
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	1.312	(c)	05/25/35		1,540	1,465,005
Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.487	(c)	09/25/34		2,703	2,510,253
Series 2005-03, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	1.147	(c)	04/25/35		321	317,175
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	04/16/23	EUR	11,496	11,280,822
Towd Point Mortgage Trust, Series 2017-04, Class A1, 144A	2.750	(cc)	06/25/57		1,767	1,780,827

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-02, Class A1, 144A	3.250	%(cc)	03/25/58		8,606	$8,760,341
Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		5,412	5,612,538

						58,962,908

Student Loans 3.2%
Laurel Road Prime Student Loan Trust, Series 2018-D, Class A, 144A	0.000	(cc)	11/25/43		8,269	8,541,718
Series 2019-A, Class R, 144A	0.000		10/25/48		6,777	474,416
SoFi Alternative Trust, Series 2019-B, Class PT, 144A	0.000		12/15/45		9,818	10,104,711
Series 2019-D, Class 1PT, 144A	2.460	(cc)	01/16/46		10,474	10,687,427
Series 2019-F, Class PT1, 144A	1.870	(cc)	02/15/45		11,259	11,181,861
SoFi RR Funding Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.197	(c)	11/29/24		9,081	9,047,807

						50,037,940

TOTAL ASSET-BACKED SECURITIES (cost $464,087,961)						438,782,787

BANK LOANS 3.7%

Building Materials 0.5%
Clay Holdco BV (Netherlands), Facility B Loan, 3 Month EURIBOR + 5.000% (Cap N/A, Floor 0.000%)	5.000	(c)	10/30/26	EUR	2,400	2,434,978
Term Loan, 3 Month EURIBOR + 9.000% (Cap N/A, Floor 0.000%)	9.000	(c)	10/30/27	EUR	5,400	5,478,700

						7,913,678

Chemicals 0.4%
Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250	(c)	09/06/24	EUR	4,205	4,017,820
Nouryon Finance BV (Netherlands), Initial Euro Term Loan, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250	(c)	10/01/25	EUR	1,580	1,607,645

						5,625,465

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Computers 0.1%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500	%(c)	09/29/25		1,706	$1,650,797

Foods 0.6%
Froneri Finco SARL (United Kingdom), Second Lien Facility Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)^	5.750	(c)	01/31/28	EUR	5,400	5,532,947
Sigma Bidco BV (Netherlands), Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%	4.230	(c)	07/02/25	GBP	3,700	4,322,289

						9,855,236

Healthcare-Products 0.0%
Avantor Funding, Inc., Repriced Euro Term Loan B3, 1 Month EURIBOR + 2.500% (Cap N/A, Floor 0.000%)	2.500	(c)	11/21/24	EUR	479	518,867

Internet 0.1%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250	(c)	03/23/28	EUR	2,400	2,130,332

Leisure Time 0.2%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500	(c)	09/12/25	EUR	2,525	2,042,983
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 - 6 Month GBP LIBOR + 4.250%	4.975	(c)	03/03/24	GBP	190	193,507

						2,236,490

Oil & Gas 0.1%
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000%	9.000	(c)	06/24/24		4,275	1,474,875

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Pharmaceuticals 0.5%
Ceva Sante Animale SA (France), Term Loan, 1 - 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)	4.750	%(c)	04/13/26	EUR	5,125	$5,381,552
Nidda Healthcare Holding GmbH (Germany), Term Loan F, 3 Month GBP LIBOR + 4.500%	5.256	(c)	08/21/26	GBP	1,700	2,012,681

						7,394,233

Retail 1.1%
BBD Bidco Ltd. (United Kingdom), Facility B-1 Loan, 6 Month GBP LIBOR + 4.750%	5.451	(c)	11/13/26	GBP	2,400	2,649,989
EG America LLC (United Kingdom), Second Lien Facility, 1 - 6 Month LIBOR + 8.000%	9.072	(c)	04/20/26		621	462,347
EG Finco Ltd. (United Kingdom), Second Lien Term Loan, 6 Month EURIBOR + 7.750% (Cap N/A, Floor 100.000%)	8.750	(c)	04/20/26	EUR	421	316,056
Term B, 3 - 6 Month GBP LIBOR + 4.750%	5.410	(c)	02/06/25	GBP	1,102	1,168,159
Term B1, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000	(c)	02/07/25	EUR	2,430	2,247,968
Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 1 - 3 Month GBP LIBOR + 8.500%^	8.982	(c)	03/03/28	GBP	10,900	10,159,127

						17,003,646

Telecommunications 0.1%
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.450	(c)	10/10/24		2,729	2,122,696

TOTAL BANK LOANS (cost $69,820,570)						57,926,315

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.2%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203	(cc)	05/15/35		2,700	2,230,373
Series 2018-20TS, Class H, 144A	3.203	(cc)	05/15/35		2,700	2,137,562
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	2.263	(c)	03/15/37		11,875	10,554,012
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.464	(c)	10/15/36		13,997	12,734,973

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2012-CR01, Class XA, IO	2.029	%(cc)	05/15/45	10,855	$323,504
Series 2015-LC19, Class XB, IO, 144A	0.343	(cc)	02/10/48	123,049	1,390,786
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.464	(c)	05/15/36	15,000	13,789,617
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class D, 144A	3.442	(cc)	04/05/33	6,850	6,545,137
Series 2017-LSTK, Class E, 144A	3.442	(cc)	04/05/33	12,575	11,655,933
DBGS Mortgage Trust, Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.514	(c)	05/15/35	3,365	3,078,950
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.814	(c)	05/15/35	12,994	11,566,515
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36	15,500	12,883,408
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.554	(cc)	06/25/20	7,481	260
Series K010, Class X1, IO	0.288	(cc)	10/25/20	14,345	1,642
Series K018, Class X1, IO	1.445	(cc)	01/25/22	14,047	227,992
Series K020, Class X1, IO	1.502	(cc)	05/25/22	18,723	435,070
Series K021, Class X1, IO	1.551	(cc)	06/25/22	3,934	96,117
Series K025, Class X1, IO	0.938	(cc)	10/25/22	86,050	1,462,432
Series K055, Class X1, IO	1.498	(cc)	03/25/26	22,814	1,551,654
Series KC02, Class X1, IO	0.505	(cc)	03/25/24	142,048	1,906,837
GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.635	(cc)	02/10/46	103,126	1,327,613
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.601	(cc)	04/10/47	28,307	448,963
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996		07/10/35	5,200	4,809,971
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.472	(cc)	08/15/47	45,056	608,472
Series 2015-C27, Class XB, IO	0.547	(cc)	02/15/48	52,766	939,098
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767	(cc)	07/05/31	25,950	24,566,548
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.651	(cc)	04/15/46	34,956	510,379
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C05, Class XB, IO, 144A	0.389	(cc)	08/15/45	65,968	379,553
Series 2013-C08, Class XB, IO, 144A	0.497	(cc)	12/15/48	68,276	786,908

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.122	%(c)	01/23/29	GBP	9,500	$11,698,844
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class XB, IO, 144A	0.470	(cc)	04/10/46		140,883	1,509,012

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $152,818,915)						142,158,135

CORPORATE BONDS 34.0%

Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750		08/15/26		2,925	1,416,206

Aerospace & Defense 0.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24		9,325	6,208,437
Sr. Unsec’d. Notes, 144A(a)	7.875		04/15/27		6,675	4,396,964

						10,605,401

Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25		529	513,138

Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates(h)	4.000		01/15/27		2,022	1,745,957
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983		10/19/23		741	712,454
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000		04/29/26		84	74,299
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821		02/10/24		571	546,711
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300		02/15/27		1,783	1,550,796

						4,630,217

Auto Manufacturers 0.8%
BMW US Capital LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.410%(h)	1.721	(c)	04/12/21		820	807,373

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350%		11/01/22			5,685	$5,188,927
General Motors Co., Sr. Unsec’d. Notes	6.250		10/02/43			1,555	1,354,124
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875		11/13/20			2,150	2,153,441
Gtd. Notes, 144A	4.000		11/12/21			2,810	2,851,207

							12,355,072

Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875		08/15/26			1,900	1,415,628
Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000		05/15/26			925	920,379
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250		03/15/26			3,200	2,381,249
Gtd. Notes(a)	6.500		04/01/27			1,450	1,092,773
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625		11/15/26			1,800	1,207,289
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.750		01/23/25			2,800	2,398,798

							9,416,116

Banks 5.7%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875		10/10/22			3,000	2,975,554
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875		04/25/21			750	727,165
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100	(ff)	—	(rr)		8,820	9,329,541
Jr. Sub. Notes, Series JJ	5.125	(ff)	—	(rr)		6,850	6,735,241
Sr. Unsec’d. Notes, MTN(h)	4.271	(ff)	07/23/29			1,450	1,647,930
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	6.750		10/31/23		EUR	950	894,327
Sr. Unsec’d. Notes, 144A	6.375		07/15/26		EUR	2,755	2,473,355
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)		6,685	6,203,071
Sr. Unsec’d. Notes	3.200		10/21/26			1,145	1,205,753
Sr. Unsec’d. Notes(a)	3.887	(ff)	01/10/28			980	1,055,347
Sr. Unsec’d. Notes	8.125		07/15/39			620	1,018,086

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sub. Notes	4.400%		06/10/25		405	$440,922
Sub. Notes	4.750		05/18/46		395	478,825
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750		03/26/25		1,200	1,280,182
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.001	(ff)	09/20/22		5,460	5,481,323
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750		05/02/24		5,495	5,094,617
Discover Bank, Sr. Unsec’d. Notes	4.200		08/08/23		5,500	5,731,288
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M(a)	5.375	(ff)	—	(rr)	5,225	4,849,922
Sr. Unsec’d. Notes	3.850		01/26/27		3,940	4,256,362
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29		170	188,294
Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375		02/04/30		3,800	3,186,227
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000	(ff)	—	(rr)	1,500	1,404,903
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.230	(c)	—	(rr)	64	58,920
Jr. Sub. Notes, Series Q	5.150	(ff)	—	(rr)	3,725	3,676,634
Jr. Sub. Notes, Series R	6.000	(ff)	—	(rr)	7,707	7,754,302
Jr. Sub. Notes, Series X	6.100	(ff)	—	(rr)	3,400	3,484,423
Morgan Stanley,
Sr. Unsec’d. Notes	4.375		01/22/47		1,260	1,559,903
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		1,750	1,920,667
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26		605	665,431
Sub. Notes, MTN	4.100		05/22/23		1,710	1,806,720
People’s United Bank NA, Sub. Notes	4.000		07/15/24		325	349,413

						87,934,648

Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200		01/15/39		250	372,593

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.450%	11/19/29		2,180	$1,766,157
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24		4,725	4,459,367

					6,225,524

Chemicals 2.4%
Ashland LLC, Gtd. Notes	6.875	05/15/43		4,100	4,369,129
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A(a)	5.875	01/31/50		2,300	1,754,441
CF Industries, Inc., Gtd. Notes	4.950	06/01/43		1,765	1,802,456
Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	1,500	1,340,166
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		1,025	1,032,841
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	6,260	5,111,919
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27		1,575	1,448,635
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44		165	180,417
Gtd. Notes	5.250	07/15/43		10	11,339
Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	1,000	1,020,371
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27		4,100	3,279,338
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,494,354
Sr. Unsec’d. Notes	6.125	01/15/41		170	212,593
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48		480	446,190
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		5,885	4,153,735
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	7,650	7,979,953
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		1,700	1,391,350

					37,029,227

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services 2.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700%	06/01/34		110	$139,409
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,228,499
Laureate Education, Inc., Gtd. Notes, 144A (a)	8.250	05/01/25		6,350	6,487,912
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,400	1,382,240
Sr. Sub. Notes (a)	5.750	07/15/27	EUR	5,000	3,836,873
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,500	1,152,162
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500	10/01/21		1,675	1,656,376
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	3,500	4,004,251
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	7,700	8,975,107
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		5,979	5,997,546
Gtd. Notes	5.250	01/15/30		1,200	1,202,948

					37,063,323

Computers 0.1%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		2,769	2,271,055

Diversified Financial Services 0.6%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		2,000	1,828,181
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	184,352
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		800	687,976
Gtd. Notes, 144A	8.125	07/15/23		2,450	2,352,305
Gtd. Notes, 144A	9.125	07/15/26		3,700	3,547,497
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,082,720

					9,683,031

Electric 2.3%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		3,015	3,045,226

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.750%	01/15/25		10,700	$10,721,281
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		1,750	1,705,886
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42		50	60,655
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,625	2,346,219
Sr. Unsec’d. Notes	5.750	01/26/21		5,755	5,157,668
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		5,635	4,116,368
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	149,218
Evergy Kansas Central, Inc., First Mortgage	4.100	04/01/43		325	387,381
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44		800	1,009,501
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21		500	464,865
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		2,595	2,464,161
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,662,116
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		1,570	1,602,844

					34,893,389

Electrical Components & Equipment 0.7%
Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26	EUR	6,700	7,305,484
Gtd. Notes, 144A	4.625	07/15/26	EUR	2,600	2,834,964

					10,140,448

Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		80	82,179

Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		850	772,891

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.2%
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450%		06/04/29		1,375	$1,202,036
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(a)	3.875		04/30/28		2,000	1,685,170

						2,887,206

Entertainment 0.7%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750		06/15/25		1,908	434,819
Gtd. Notes	5.875		11/15/26		1,150	256,247
Gtd. Notes	6.375		11/15/24	GBP	2,625	979,023
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250		10/15/25		4,025	3,165,083
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750		11/01/21	EUR	3,000	1,277,137
Eldorado Resorts, Inc., Gtd. Notes	7.000		08/01/23		3,233	3,119,328
Scientific Games International, Inc.,
Gtd. Notes(a)	6.625		05/15/21		2,250	2,012,266
Gtd. Notes, 144A	8.250		03/15/26		450	341,263

						11,585,166

Foods 0.8%
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500		07/08/26	GBP	3,400	4,587,991
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625		10/01/39		440	437,022
Gtd. Notes, 144A	4.875		10/01/49		2,980	2,981,458
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500		11/30/24	EUR	2,300	2,382,124
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	2,075	2,150,757

						12,539,352

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.0%
Georgia-Pacific LLC,
Gtd. Notes, 144A	5.400%	11/01/20		35	$35,581
Sr. Unsec’d. Notes(h)	7.375	12/01/25		400	509,946

					545,527

Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,900	2,943,428
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	917,438
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		125	136,817
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,523,478

					5,521,161

Healthcare-Products 0.2%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	500	602,926
Gtd. Notes	2.250	03/07/39	EUR	705	908,546
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,366,835
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	913,461

					3,791,768

Healthcare-Services 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	463,537
Sr. Unsec’d. Notes	4.500	05/15/42		530	602,318
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	784,328
Sr. Unsec’d. Notes	4.650	01/15/43		120	145,757
Sr. Unsec’d. Notes	5.100	01/15/44		515	645,519
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22		25	25,699
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		75	91,819
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26		3,175	3,390,981

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250%	02/01/27	25	$24,626
Sr. Unsec’d. Notes	8.125	04/01/22	46	46,375

				6,220,959

Home Builders 1.5%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	3,625	2,813,666
KB Home, Gtd. Notes(a)	7.500	09/15/22	3,425	3,661,187
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	3,692	3,592,490
Gtd. Notes	6.000	06/01/25	1,275	1,311,736
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	2,550	2,204,772
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(a)	5.875	01/31/25	7,625	7,206,964
Gtd. Notes, 144A(a)	5.875	06/15/27	2,560	2,351,145

				23,141,960

Insurance 0.8%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	285,313
Sr. Unsec’d. Notes	6.100	10/01/41	280	377,338
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	463,888
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,808,339
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	925,314
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22	2,020	2,156,175
Sr. Unsec’d. Notes	5.000	03/30/43	3,125	3,395,851
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	975	1,111,806
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(h)	4.900	09/15/44	1,950	2,513,099
Sub. Notes, 144A	6.850	12/16/39	54	82,958

				13,120,081

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	75	$73,119
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	1,000	1,042,627

				1,115,746

Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	50	52,590

Media 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	1,300	1,323,449
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	2,100	2,214,931
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	1,407	1,466,968
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	2,640	3,403,630
Sr. Sec’d. Notes	6.834	10/23/55	485	652,655
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24	814	677,041
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625	08/15/27	2,785	1,527,757
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,525	1,502,125
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	4,705	4,685,569
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	1,292	1,306,042

				18,760,167

Mining 0.1%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,650	1,787,529

Miscellaneous Manufacturing 0.2%
Enerpac Tool Group Corp., Gtd. Notes(a)	5.625	06/15/22	3,075	2,902,564

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas 2.5%
Antero Resources Corp., Gtd. Notes	5.625%		06/01/23		3,500	$2,052,598
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	7.000		11/01/26		1,225	696,559
Sr. Unsec’d. Notes, 144A	10.000		04/01/22		2,750	2,136,212
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400		06/15/47		1,835	1,236,752
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250		08/01/24		500	449,677
CNX Resources Corp.,
Gtd. Notes	5.875		04/15/22		1,304	1,296,291
Gtd. Notes, 144A	7.250		03/14/27		2,125	1,883,101
Concho Resources, Inc., Gtd. Notes	4.875		10/01/47		275	272,950
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500		01/30/26		2,700	2,387,828
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950		07/19/22		730	760,688
Sr. Unsec’d. Notes, 144A	6.510		03/07/22		2,020	2,143,643
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	6.250		11/01/28		700	363,082
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes(a)	5.250		04/28/27		1,478	1,258,729
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000		03/31/24		2,070	1,446,107
Sr. Unsec’d. Notes, 144A	7.125		02/01/27		625	421,975
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.264	(s)	10/10/36		3,000	1,267,985
Sr. Unsec’d. Notes	6.450		09/15/36		750	552,809
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750		01/14/25	EUR	3,100	3,284,923
Gtd. Notes	5.375		10/01/29	GBP	800	899,060
Gtd. Notes	6.625		01/16/34	GBP	2,605	3,071,622
Gtd. Notes, 144A	5.093		01/15/30		529	481,526
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750		02/26/29	EUR	1,200	990,527
Gtd. Notes(a)	6.350		02/12/48		3,828	2,566,557
Gtd. Notes	6.500		03/13/27		300	243,267
Gtd. Notes	6.500		01/23/29		775	605,975
Gtd. Notes, 144A	6.840		01/23/30		100	78,240
Gtd. Notes, 144A	7.690		01/23/50		360	264,096

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.) Gtd. Notes, EMTN	4.875%	02/21/28	EUR	100	$84,347
Range Resources Corp., Gtd. Notes, 144A(a)	9.250	02/01/26		3,400	2,782,639
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		5,100	1,966,868
Gtd. Notes, 144A	8.000	02/01/27		1,500	582,355

					38,528,988

Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	131,090

Packaging & Containers 0.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	9,000	8,926,691
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,190	1,250,530

					10,177,221

Pharmaceuticals 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.500	05/14/35		4,085	4,723,455
Sr. Unsec’d. Notes	4.700	05/14/45		940	1,122,837
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		2,500	2,774,475
Allergan Funding SCS,
Gtd. Notes(a)	4.550	03/15/35		4,155	4,734,958
Gtd. Notes	4.850	06/15/44		2,060	2,427,404
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	385,357
Gtd. Notes, 144A	5.250	01/30/30		400	395,725
Gtd. Notes, 144A	7.250	05/30/29		1,200	1,282,688
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39		615	759,416
Sr. Unsec’d. Notes, 144A(h)	4.350	11/15/47		2,100	2,728,658
Sr. Unsec’d. Notes, 144A(h)	5.000	08/15/45		1,510	2,083,117
Cigna Corp., Gtd. Notes	4.375	10/15/28		3,990	4,567,715

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	5.050%		03/25/48		690	$871,940
Sr. Unsec’d. Notes	5.125		07/20/45		1,315	1,651,904
Sr. Unsec’d. Notes	5.300		12/05/43		485	608,255
Mylan NV, Gtd. Notes	5.250		06/15/46		520	598,244

						31,716,148

Pipelines 0.9%
Energy Transfer Operating LP,
Gtd. Notes	5.150		03/15/45		55	48,760
Gtd. Notes	5.300		04/15/47		125	112,222
Gtd. Notes	6.250		04/15/49		75	74,915
Jr. Sub. Notes, Series G	7.125	(ff)	—	(rr)	3,360	2,676,635
Enterprise Products Operating LLC, Gtd. Notes	4.950		10/15/54		2,700	2,785,857
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375		03/30/38		504	484,659
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200		12/01/42		125	107,612
Sr. Unsec’d. Notes	5.150		10/15/43		1,350	1,402,760
MPLX LP, Sr. Unsec’d. Notes	5.200		03/01/47		145	138,264
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375		08/15/22		150	150,441
Sr. Unsec’d. Notes, 144A	4.875		08/15/27		500	510,624
ONEOK, Inc., Gtd. Notes	4.950		07/13/47		1,060	874,086
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600		05/15/25		1,525	1,377,770
Sr. Unsec’d. Notes, 144A	6.875		04/15/40		1,850	1,626,991
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400		10/01/47		60	54,121
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500		01/15/28		1,875	1,270,474
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000		07/01/22		75	73,111
Sr. Unsec’d. Notes(a)	5.300		03/01/48		910	684,656

						14,453,958

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate 0.5%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.375%	11/26/24		1,905	$1,646,906
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,249,338
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,425	2,058,555

					6,954,799

Real Estate Investment Trusts (REITs) 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	3,775	4,182,092

Retail 1.7%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,000	841,557
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	8,700	8,156,424
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		2,975	1,186,819
Sr. Unsec’d. Notes	8.625	06/15/20		1,703	806,616
Golden Nugget, Inc., Gtd. Notes, 144A(a)	8.750	10/01/25		500	288,494
L Brands, Inc., Gtd. Notes	5.625	10/15/23		5,855	4,763,833
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300	02/15/43		705	408,844
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27		1,650	1,150,414
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		1,315	1,324,286
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		1,693	1,546,584
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		1,225	1,083,199
Gtd. Notes(a)	5.625	12/01/25		5,275	4,356,287

					25,913,357

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	333,514

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software 0.4%
Infor US, Inc., Gtd. Notes	5.750%	05/15/22	EUR	5,114	$5,583,576

Telecommunications 1.1%
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28	EUR	1,550	1,598,244
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	2,300	2,371,588
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.800	02/15/27		1,350	1,454,536
Sr. Unsec’d. Notes	4.550	03/09/49		275	314,495
Sr. Unsec’d. Notes	5.350	09/01/40		750	901,094
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		825	844,922
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		725	645,661
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		109	107,209
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes	8.250	12/30/22		772	461,686
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250	09/30/22		728	22,519
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		2,050	798,983
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		2,350	1,416,752
Embarq Corp., Sr. Unsec’d. Notes(a)	7.995	06/01/36		2,500	2,612,611
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $1,601,875; purchased 01/31/20)(f)	5.500	08/01/23		2,000	1,088,523
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25		1,350	942,706
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		465	466,906
Sprint Capital Corp., Gtd. Notes(a)	8.750	03/15/32		755	1,061,178

					17,109,613

Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	110,489

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750%	10/10/24	2,255	$2,198,299

TOTAL CORPORATE BONDS (cost $581,159,278)				526,769,378

MUNICIPAL BONDS 2.2%

California 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds, Series F2	6.263	04/01/49	550	885,847
Los Angeles Department of Water, BABs, Taxable, Revenue Bonds, Series SY(h)	6.008	07/01/39	3,610	4,871,190
University of California, BABs, Revenue Bonds	5.770	05/15/43	390	545,477
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	722,181
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	780,638

				7,805,333

Colorado 0.1%
Regional Transportation District Sales Tax Revenue, BABs, Revenue Bonds, Series 2010-B	5.844	11/01/50	1,190	1,726,928

Illinois 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds, Series B	6.395	01/01/40	360	496,537
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	1,400	1,261,904

				1,758,441

New Jersey 0.2%
New Jersey Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	2,000	3,140,180
Rutgers State University of New Jersey, BABs, Revenue Bonds	5.665	05/01/40	200	265,388

				3,405,568

New York 0.1%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	619,892

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%		06/01/2111	180	$221,917

Puerto Rico 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750		07/01/53	9,346	8,419,157
Revenue Bonds, Restructured, Series A-1	5.000		07/01/58	10,104	9,437,338

					17,856,495

Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427		02/01/42	120	140,408

TOTAL MUNICIPAL BONDS (cost $32,834,331)					33,534,982

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.8%
Banc of America Funding Corp., Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.677	(c)	03/27/36	5,775	5,443,488
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	0.657	(c)	05/27/36	910	871,069
Banc of America Funding Trust, Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.651	(c)	05/26/37	841	797,924
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	2.473	(c)	09/26/45	1,466	1,435,690
Series 2015-R04, Class 4A1, 144A	3.500	(cc)	01/27/30	433	426,906
Bellemeade Re Ltd. (Bermuda), Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.187	(c)	10/25/27	33	32,368
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	04/25/28	1,193	1,150,066
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.837	(c)	08/25/28	897	858,890
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	08/25/28	1,200	1,044,760
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.337	(c)	10/25/28	2,706	2,547,347
BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.979	(cc)	09/15/21	24,984	24,542,153

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.081	%(c)	11/01/23	17,200	$17,255,673
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	4.220	(cc)	02/25/37	98	92,474
CIM Trust, Series 2017-02, Class A1, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 2.000%)	4.485	(c)	12/25/57	3,752	3,750,385
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.985	(c)	01/25/57	2,728	2,638,366
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	1,622	1,580,157
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	3,233	3,173,245
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	2.537	(c)	01/25/40	200	150,855
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.187	(c)	11/25/28	2,419	2,298,050
Freddie Mac Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	01/25/49	790	701,067
GCAT LLC, Series 2019-04, Class A1, 144A	3.228		11/26/49	7,422	6,690,000
GSMSC Resecuritization Trust, Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	01/26/37	288	284,052
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	01/26/37	1,670	1,589,789
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	10/26/36	1,780	1,681,201
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.627	(c)	10/26/36	1,400	1,271,313
Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	10/25/28	750	709,454
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	4.686	(cc)	07/25/35	84	76,443
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.697	(c)	04/25/46	1,940	1,836,267
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.237	(c)	01/25/48	3,424	3,303,151
Series 2018-RPL01, Class A1, 144A	3.500	(cc)	12/25/57	14,533	15,025,813

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.037	%(c)	07/25/28		488	$475,368
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.887	(c)	03/25/28		360	354,126
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	3.187	(c)	03/25/28		1,240	1,080,030
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	3.832	(cc)	12/25/33		418	395,097

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $107,111,022)						105,563,037

SOVEREIGN BONDS 9.4%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.875		01/15/22	EUR	1,000	280,030
Sr. Unsec’d. Notes	4.625		01/11/23		2,800	784,308
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	3,970	1,006,508
Sr. Unsec’d. Notes	5.625		01/26/22		2,000	559,986
Sr. Unsec’d. Notes	6.875		04/22/21		7,175	2,067,235
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	1,064	378,799
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	139	48,147
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477		07/24/23		757	765,226
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		5,656	5,653,817
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	10.750		03/28/22		2,890	922,760
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	1,995	1,923,290
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	240	223,548
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	1,320	1,215,329
Sr. Unsec’d. Notes, EMTN	5.625		04/16/30	EUR	3,000	2,703,107
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A	6.375		02/11/27		3,630	2,806,169
Hellenic Republic Government Bond (Greece),
Bonds	3.650	(cc)	02/24/23	EUR	767	885,711
Bonds	3.650	(cc)	02/24/24	EUR	1,399	1,637,082
Bonds	3.650	(cc)	02/24/25	EUR	533	630,832
Bonds	3.650	(cc)	02/24/26	EUR	1,779	2,138,069
Bonds	3.650	(cc)	02/24/27	EUR	571	692,216
Bonds	3.650	(cc)	02/24/28	EUR	2,869	3,512,493

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.650	%(cc)	02/24/29	EUR	1,658	$2,032,271
Bonds	3.650	(cc)	02/24/30	EUR	637	786,471
Bonds	3.650	(cc)	02/24/31	EUR	1,831	2,272,371
Bonds	3.650	(cc)	02/24/32	EUR	2,271	2,853,074
Bonds	3.650	(cc)	02/24/33	EUR	539	680,713
Bonds	3.650	(cc)	02/24/34	EUR	1,687	2,190,389
Bonds	3.650	(cc)	02/24/35	EUR	2,383	3,087,127
Bonds	3.650	(cc)	02/24/36	EUR	506	665,469
Bonds	3.650	(cc)	02/24/37	EUR	601	789,677
Bonds	3.650	(cc)	02/24/38	EUR	793	1,040,748
Bonds	3.650	(cc)	02/24/39	EUR	1,830	2,420,820
Bonds	3.650	(cc)	02/24/40	EUR	503	663,995
Bonds	3.650	(cc)	02/24/41	EUR	555	735,875
Bonds	3.650	(cc)	02/24/42	EUR	512	692,337
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	5,485	7,671,005
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	2,000	2,738,782
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450		09/18/26	EUR	805	822,197
Sr. Unsec’d. Notes	1.750		04/24/25	EUR	2,910	3,061,367
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	2,655	3,025,861
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	775	908,734
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800		01/15/28		1,500	1,091,985
Sr. Unsec’d. Notes	6.752		03/09/23		4,715	3,569,279
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125		06/15/25	EUR	500	504,313
Sr. Unsec’d. Notes, 144A	5.125		06/15/25	EUR	2,250	2,269,410
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875		06/24/24		3,005	2,763,162
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500		02/15/23		600	162,722
Sr. Unsec’d. Notes, 144A	9.950		06/09/21		1,650	447,628
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875		09/27/23		12,083	13,679,583
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	3,860	5,955,346
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		2,300	2,630,073
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	4.625		04/03/49	EUR	1,000	1,104,994
Sr. Unsec’d. Notes, EMTN	4.125		03/11/39	EUR	4,029	4,326,317

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A	4.750%		03/13/28	EUR	145	$137,808
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A	1.500		06/26/29	EUR	4,000	3,790,368
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750		01/18/22		2,100	1,322,982
Sr. Unsec’d. Notes	6.250		10/04/20		3,950	3,398,704
Sr. Unsec’d. Notes	6.250		07/27/21		2,100	1,465,000
Sr. Unsec’d. Notes, 144A	5.750		01/18/22		1,600	1,007,986
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625		03/30/21		1,450	1,459,094
Turkiye Ihracat Kredi Bankasi (Turkey),
Sr. Unsec’d. Notes, 144A	8.250		01/24/24		3,825	3,920,330
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—	(p)	05/31/40		1,900	1,397,943
Sr. Unsec’d. Notes	7.750		09/01/20		315	306,191
Sr. Unsec’d. Notes	7.750		09/01/21		350	337,487
Sr. Unsec’d. Notes	7.750		09/01/22		1,000	956,099
Sr. Unsec’d. Notes	8.994		02/01/24		350	342,085
Sr. Unsec’d. Notes, 144A	4.375		01/27/30	EUR	2,765	2,335,717
Sr. Unsec’d. Notes, 144A	7.750		09/01/20		8,173	7,944,436
Sr. Unsec’d. Notes, 144A	7.750		09/01/21		1,650	1,591,012
Sr. Unsec’d. Notes, 144A	7.750		09/01/22		2,960	2,830,053
Sr. Unsec’d. Notes, 144A	8.994		02/01/24		800	781,908
Sr. Unsec’d. Notes, 144A	9.750		11/01/28		1,800	1,768,192

TOTAL SOVEREIGN BONDS (cost $167,167,188)						145,572,152

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds(k)	2.500		02/15/45		3,760	4,724,675
U.S. Treasury Bonds(k)	3.625		08/15/43		2,645	3,912,534
U.S. Treasury Notes(h)(k)	1.500		02/15/30		485	524,406
U.S. Treasury Notes(k)	2.250		11/15/24		3,960	4,297,219
U.S. Treasury Notes(k)	2.250		11/15/27		150	168,774
U.S. Treasury Notes(k)	2.500		02/28/21		210	214,077
U.S. Treasury Strips Coupon	1.467	(s)	11/15/41		995	743,257
U.S. Treasury Strips Coupon(h)(k)	2.174	(s)	05/15/29		2,820	2,639,674
U.S. Treasury Strips Coupon(k)	2.783	(s)	08/15/29		1,125	1,046,865
U.S. Treasury Strips Coupon(k)	2.878	(s)	05/15/31		2,100	1,909,277
U.S. Treasury Strips Coupon(h)(k)	3.042	(s)	11/15/35		2,255	1,912,082
U.S. Treasury Strips Coupon(k)	3.202	(s)	08/15/40		2,995	2,303,927

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,907,492)						24,396,767

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a) (cost $2,719,465)	132,434	$427,932

TOTAL LONG-TERM INVESTMENTS (cost $1,597,626,222)		1,475,131,485

SHORT-TERM INVESTMENTS 16.1%

AFFILIATED MUTUAL FUNDS 5.1%
PGIM Core Ultra Short Bond Fund(w)	22,814	22,814
PGIM Institutional Money Market Fund (cost $78,478,032; includes $78,408,998 of cash collateral for securities on loan)(b)(w)	78,544,737	78,529,028

TOTAL AFFILIATED MUTUAL FUNDS (cost $78,500,846)		78,551,842

OPTIONS PURCHASED*~ 11.0% (cost $120,650,564)		170,650,079

TOTAL SHORT-TERM INVESTMENTS (cost $199,151,410)		249,201,921

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.3% (cost $1,796,777,632)		1,724,333,406

OPTIONS WRITTEN*~ (11.1)% (premiums received $122,159,622)		(172,379,489)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.2% (cost $1,674,618,010)		1,551,953,917
Liabilities in excess of other assets(z) (0.2)%		(3,396,213)

NET ASSETS 100.0%		$1,548,557,704

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

See Notes to Financial Statements.

40

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMAC—General Motors Acceptance Corporation

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

SONIA—Sterling Overnight Index Average

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,240,144 and 2.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $77,747,080; cash collateral of $78,408,998 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,601,875. The aggregate value of $1,088,523 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	9,409	$163,082
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	22,870	370,310
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	46,333	761,709
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	46,980	796,551
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	10,000	149,353

See Notes to Financial Statements.

42

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/22/20	85.00	—	AUD	66,900	$215
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	30,600	165,457
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	30,000	95,180
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,000	131,612
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	33,500	1,954,472
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	67,000	1,195,450
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	13,500	69,606
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	13,500	69,606
Currency Option USD vs BRL	Call	Citibank, N.A.	05/15/20	6.70	—		30,000	12,162
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	05/29/20	6.00	—		35,000	195,537
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		74,000	588,604
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	9.80	—		14,400	7,141
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		37,000	93,274
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		74,000	6,054,499
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.70	—		113,000	17,659,026
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—		78,000	8,911,924
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.10	—		70,000	7,157,746
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10	—		30,000	3,147,497
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90	—		60,000	2,741,989
Currency Option USD vs BRL	Call	Deutsche Bank AG	04/27/21	6.10	—		14,400	620,911
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—		35,500	2,332,380

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—	39,000	$168,683
Currency Option USD vs ILS	Call	Deutsche Bank AG	06/26/20	3.55	—	36,000	232,115
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	38,250	627,481
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—	38,250	219,322
Currency Option USD vs INR	Call	Citibank, N.A.	07/03/20	99.00	—	25,000	3,301
Currency Option USD vs INR	Call	Citibank, N.A.	10/26/20	76.50	—	17,500	487,839
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	39,000	100,618
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	39,000	1,012,405
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00	—	25,000	467,072
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	78,000	717,865
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—	35,500	549,297
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	7,000	91,441
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	39,000	643,914
Currency Option USD vs KRW	Call	Citibank, N.A.	05/11/20	1,400.00	—	35,000	1,894
Currency Option USD vs KRW	Call	Citibank, N.A.	05/27/20	1,250.00	—	36,000	128,823
Currency Option USD vs KRW	Call	Goldman Sachs International	07/20/20	1,800.00	—	12,150	2,376
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	19,500	951,250
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	10/28/20	1,240.00	—	25,000	516,038
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00	—	25,000	791,607
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00	—	12,150	384,721
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	36,000	1,044,168

See Notes to Financial Statements.

44

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	36,000	$373,826
Currency Option USD vs MXN	Call	Citibank, N.A.	05/28/20	23.50	—	17,500	649,276
Currency Option USD vs MXN	Call	Citibank, N.A.	06/18/20	44.00	—	14,000	1,340
Currency Option USD vs MXN	Call	Deutsche Bank AG	07/23/20	50.00	—	12,000	1,869
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	117,000	1,164,707
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	58,500	7,470,456
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	117,000	4,690,726
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50	—	17,500	3,212,612
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00	—	35,000	4,611,542
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25	—	17,000	2,108,839
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00	—	34,000	2,121,059
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	39,000	5,490,302
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00	—	78,000	4,527,644
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	28.00	—	14,000	998,123
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	05/12/20	81.00	—	35,000	38,307
Currency Option USD vs RUB	Call	Goldman Sachs International	07/14/20	130.00	—	24,000	11,206
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	35,500	4,072,316
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	75.00	—	71,000	3,702,586
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	39,000	488,919
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	39,000	3,008,431
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	78,000	2,080,214

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—		39,000	$884,280
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00	—		78,000	629,953
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	6.50	—		17,250	2,536,512
Currency Option USD vs TRY	Call	Deutsche Bank AG	12/22/20	7.50	—		34,500	2,478,893
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—		39,000	1,212,207
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—		78,000	860,717
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—		35,500	87,622
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	32.00	—		35,500	47,629
Currency Option USD vs ZAR	Call	Deutsche Bank AG	05/12/20	21.00	—		17,500	10,855
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/07/20	33.00	—		12,000	3,723
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—		37,000	90,393
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		39,000	4,156,528
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		39,750	762,790
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		38,250	734,005
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		37,000	7,902,188
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		74,000	3,193,207
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50	—		17,500	3,351,357
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00	—		35,000	3,149,910
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/27/21	20.00	—		12,000	656,535
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	67.00	—	AUD	51,000	1,002,732
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	25,500	984,945

See Notes to Financial Statements.

46

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	216,000	$3,342,330
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	216,000	3,342,330
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	216,000	7,679,582
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	30,600	63,875
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	30,000	78,946
Currency Option GBP vs JPY	Put	Bank of America, N.A.	06/29/20	70.00	—	GBP	10,000	17
Currency Option GBP vs USD	Put	Citibank, N.A.	07/16/20	1.00	—	GBP	19,400	5,543
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23	—	GBP	30,300	382,777
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	63,000	486,522
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	31,500	1,285,012
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21	—	GBP	19,400	635,731
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		36,000	46
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,000	1
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		37,000	395
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		37,000	910
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		78,000	47,032
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		39,000	47,680
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.15	—		35,000	162,095
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.70	—		30,000	577,270
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		19,500	19,517
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	101.00	—		56,250	1,586,299

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Citibank, N.A.	06/18/20	19.00	—	14,000	$418
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	39,000	8,204
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00	—	14,000	562,783
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	39,000	185,200
Currency Option USD vs ZAR	Put	Goldman Sachs International	05/22/20	13.00	—	26,000	90
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	37,000	670

Total Options Purchased (cost $120,650,564)							$170,650,079

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00	—	AUD	66,900	$(1,957,028)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	30,600	(165,457)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	30,000	(95,181)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,000	(131,612)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	33,500	(1,954,472)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	67,000	(1,195,450)
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38	—	GBP	27,000	(139,211)
Currency Option USD vs BRL	Call	Citibank, N.A.	05/29/20	6.00	—		35,000	(195,537)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		74,000	(588,604)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		37,000	(93,274)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		74,000	(6,054,499)

See Notes to Financial Statements.

48

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70	—	78,000	$(12,189,416)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.70	—	35,000	(5,469,610)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	78,000	(8,911,924)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.10	—	70,000	(7,157,746)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10	—	30,000	(3,147,497)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90	—	60,000	(2,741,989)
Currency Option USD vs BRL	Call	Deutsche Bank AG	04/27/21	7.20	—	28,800	(575,779)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00	—	35,500	(2,332,380)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—	39,000	(168,683)
Currency Option USD vs CLP	Call	Bank of America, N.A.	10/27/21	1,000.00	—	17,800	(390,852)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/26/20	3.55	—	36,000	(232,115)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—	38,250	(627,481)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—	38,250	(219,322)
Currency Option USD vs INR	Call	Goldman Sachs International	10/26/20	76.50	—	17,500	(487,839)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	39,000	(100,618)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—	39,000	(1,012,405)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	78,000	(717,865)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00	—	50,000	(406,722)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—	35,500	(549,297)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—	7,000	(91,441)
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00	—	39,000	(643,914)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/27/20	1,250.00	—	36,000	$(128,823)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	19,500	(951,250)
Currency Option USD vs KRW	Call	Citibank, N.A.	10/28/20	1,240.00	—	25,000	(516,038)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00	—	50,000	(693,718)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00	—	24,300	(337,147)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00	—	36,000	(1,044,168)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	36,000	(373,826)
Currency Option USD vs MXN	Call	Bank of America, N.A.	05/28/20	23.50	—	17,500	(649,276)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	117,000	(1,164,707)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	58,500	(7,470,456)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	117,000	(4,690,726)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50	—	17,500	(3,212,612)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00	—	35,000	(4,611,542)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25	—	17,000	(2,108,839)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00	—	34,000	(2,121,059)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00	—	39,000	(5,490,302)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	39,000	(2,263,822)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	39,000	(2,263,822)
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/27/21	30.50	—	12,000	(307,873)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—	28,000	(818,072)
Currency Option USD vs RUB	Call	Deutsche Bank AG	05/12/20	81.00	—	35,000	(38,307)

See Notes to Financial Statements.

50

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	68.00	—	35,500	$(4,072,316)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	71,000	(3,702,586)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	39,000	(488,919)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/27/21	89.00	—	24,000	(675,752)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	39,000	(3,008,431)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	78,000	(2,080,214)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	39,000	(884,280)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—	78,000	(629,953)
Currency Option USD vs TRY	Call	Deutsche Bank AG	12/22/20	6.50	—	17,250	(2,536,512)
Currency Option USD vs TRY	Call	Goldman Sachs International	12/22/20	7.50	—	34,500	(2,478,893)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—	39,000	(1,212,207)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—	78,000	(860,717)
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	31.00	—	35,500	(87,622)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00	—	35,500	(47,629)
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/12/20	21.00	—	17,500	(10,855)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—	37,000	(90,393)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—	39,000	(4,156,528)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—	78,000	(1,496,795)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—	37,000	(7,902,188)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—	74,000	(3,193,207)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50	—	17,500	(3,351,357)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00	—		35,000	$(3,149,910)
Currency Option USD vs ZAR	Call	Goldman Sachs International	04/27/21	23.75	—		24,000	(534,881)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00	—	AUD	51,000	(1,002,732)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	72.00	—	AUD	25,500	(984,945)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	432,000	(6,684,660)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	108,000	(3,839,791)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00	—	AUD	108,000	(3,839,791)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80	—	EUR	30,600	(63,875)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	30,000	(78,946)
Currency Option GBP vs JPY	Put	Bank of America, N.A.	09/28/20	115.00	—	GBP	10,000	(38,156)
Currency Option GBP vs USD	Put	Bank of America, N.A.	07/27/20	1.23	—	GBP	30,300	(382,777)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	63,000	(486,523)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	31,500	(1,285,012)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11	—	GBP	38,800	(542,726)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		37,000	(47)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		37,000	(395)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		37,000	(910)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75	—		78,000	(47,033)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—		39,000	(47,680)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—		5,000	(23,156)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—		30,000	(138,939)

See Notes to Financial Statements.

52

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.70	—	30,000	$(577,270)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—	19,500	(19,517)
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	93.00	—	112,500	(1,655,388)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—	39,000	(8,204)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00	—	14,000	(562,783)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—	39,000	(185,200)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	37,000	(670)
Currency Option USD vs ZAR	Put	Goldman Sachs International	02/24/21	16.50	—	13,000	(144,127)

Total OTC Traded (premiums received $122,044,614)							$(171,295,003)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$95.00	5.00%(Q)	CDX.NA.HY. 33.V1(Q)		20,000	$(862,603)
iTraxx.XO.32.V1, 12/20/24	Put	Goldman Sachs International	05/20/20	$4.50	5.00%(Q)	iTraxx.XO. 32.V1(Q)	EUR	10,000	(221,883)

Total OTC Swaptions (premiums received $115,008)									$(1,084,486)

Total Options Written (premiums received $122,159,622)									$(172,379,489)

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
539	10 Year U.S. Treasury Notes	Jun. 2020	$74,954,688	$372,558
1,140	10 Year U.S. Ultra Treasury Notes	Jun. 2020	179,015,625	11,379,920
1,054	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	236,919,438	24,431,797

				36,184,275

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Futures contracts outstanding at April 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
10,366	2 Year U.S. Treasury Notes	Jun. 2020	$2,284,974,146	$(35,133,158)
460	5 Year Euro-Bobl	Jun. 2020	68,531,171	(251,893)
556	5 Year U.S. Treasury Notes	Jun. 2020	69,769,315	(56,870)
303	10 Year Euro-Bund	Jun. 2020	57,918,182	(464,112)
717	20 Year U.S. Treasury Bonds	Jun. 2020	129,799,406	(4,710,627)
7	30 Year Euro Buxl	Jun. 2020	1,681,472	(41,122)

				(40,657,782)

				$(4,473,507)

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/29/20	Bank of America, N.A.	AUD	3,176	$2,031,000	$2,069,829	$38,829	$—
Expiring 05/29/20	Bank of America, N.A.	AUD	2,676	1,730,000	1,744,093	14,093	—
Expiring 05/29/20	Citibank, N.A.	AUD	1,601	1,011,000	1,043,586	32,586	—
Expiring 05/29/20	HSBC Bank USA, N.A.	AUD	887	580,000	578,283	—	(1,717)
Expiring 07/20/20	Bank of America, N.A.	AUD	5,255	3,426,323	3,425,033	—	(1,290)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	8,982	6,315,494	5,853,878	—	(461,616)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	3,823	2,744,880	2,491,487	—	(253,393)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	10,379	7,128,123	6,764,170	—	(363,953)
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	2,196	1,544,350	1,431,012	—	(113,338)
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	9,489	6,279,171	6,181,943	—	(97,228)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	6,597	4,538,898	4,297,749	—	(241,149)
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	2,134	1,412,921	1,389,912	—	(23,009)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	2,208,097	2,056,787	—	(151,310)
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	14,891	2,671,430	2,737,284	65,854	—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	19,427	3,431,793	3,571,275	139,482	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	3,690	652,000	678,311	26,311	—

See Notes to Financial Statements.

54

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	20,026	$3,547,177	$3,681,242	$134,065	$—
Expiring 05/29/20	BNP Paribas S.A.	BRL	8,770	1,665,000	1,608,631	—	(56,369)
Expiring 05/29/20	Citibank, N.A.	BRL	6,645	1,258,000	1,218,895	—	(39,105)
Expiring 05/29/20	Citibank, N.A.	BRL	5,436	1,069,000	997,121	—	(71,879)
Expiring 05/29/20	Citibank, N.A.	BRL	4,160	807,000	763,100	—	(43,900)
Expiring 05/29/20	Citibank, N.A.	BRL	2,980	589,000	546,695	—	(42,305)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	BRL	9,444	1,811,000	1,732,414	—	(78,586)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	5,697	1,007,920	1,044,675	36,755	—
Expiring 06/30/20	Citibank, N.A.	BRL	29,119	7,301,000	5,331,791	—	(1,969,209)
Expiring 06/30/20	Deutsche Bank AG	BRL	47,619	10,804,000	8,719,045	—	(2,084,955)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,245	796,000	594,218	—	(201,782)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	110	27,244	20,062	—	(7,182)
Expiring 07/29/20	Citibank, N.A.	BRL	5,001	1,240,072	914,214	—	(325,858)
Expiring 07/29/20	Deutsche Bank AG	BRL	13,339	3,349,389	2,438,341	—	(911,048)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	8,705	2,232,000	1,591,226	—	(640,774)
Expiring 08/31/20	Citibank, N.A.	BRL	14,166	3,527,000	2,586,829	—	(940,171)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	14,942	3,669,000	2,728,429	—	(940,571)
Expiring 12/23/20	Citibank, N.A.	BRL	46,304	11,302,000	8,429,149	—	(2,872,851)
Expiring 01/29/21	Citibank, N.A.	BRL	55,079	10,743,000	10,019,738	—	(723,262)
Expiring 01/29/21	Citibank, N.A.	BRL	21,690	5,155,000	3,945,666	—	(1,209,334)
Expiring 01/29/21	Citibank, N.A.	BRL	15,948	3,819,240	2,901,174	—	(918,066)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	20,029	4,398,000	3,643,634	—	(754,366)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	18,432	4,427,469	3,352,968	—	(1,074,501)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	10,588	2,644,000	1,926,093	—	(717,907)
Expiring 02/26/21	Deutsche Bank AG	BRL	12,598	2,206,000	2,289,139	83,139	—
Expiring 03/31/21	Citibank, N.A.	BRL	24,032	5,817,900	4,360,544	—	(1,457,356)
Expiring 03/31/21	Deutsche Bank AG	BRL	40,047	9,085,000	7,266,366	—	(1,818,634)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	31,478	7,523,532	5,711,684	—	(1,811,848)
Expiring 09/30/21	Bank of America, N.A.	BRL	66,197	14,993,000	11,834,147	—	(3,158,853)
Expiring 09/30/21	Bank of America, N.A.	BRL	38,490	9,030,000	6,880,978	—	(2,149,022)
Expiring 09/30/21	Deutsche Bank AG	BRL	17,668	3,883,000	3,158,471	—	(724,529)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	4,795	$901,592	$857,230	$—	$(44,362)
Expiring 01/28/22	Citibank, N.A.	BRL	2,966	560,000	524,736	—	(35,264)
Expiring 01/28/22	Deutsche Bank AG	BRL	25,948	4,434,000	4,590,105	156,105	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	19,492	3,580,779	3,448,088	—	(132,691)
British Pound,
Expiring 05/29/20	Bank of America, N.A.	GBP	573	696,000	721,566	25,566	—
Expiring 05/29/20	BNP Paribas S.A.	GBP	1,013	1,192,000	1,276,041	84,041	—
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	1,476	1,903,000	1,858,659	—	(44,341)
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	314	390,000	394,957	4,957	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	GBP	3,553	4,592,279	4,475,292	—	(116,987)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	GBP	382	482,000	481,292	—	(708)
Expiring 07/17/20	Barclays Bank PLC	GBP	369	461,000	465,409	4,409	—
Expiring 07/17/20	Barclays Bank PLC	GBP	285	359,000	358,757	—	(243)
Expiring 07/17/20	HSBC Bank USA, N.A.	GBP	194	240,267	245,008	4,741	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	465	581,000	586,458	5,458	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	403	502,000	508,304	6,304	—
Expiring 07/29/20	HSBC Bank USA, N.A.	GBP	2,084	2,717,890	2,625,756	—	(92,134)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	11,666	14,795,754	14,698,693	—	(97,061)
Expiring 11/27/20	Bank of America, N.A.	GBP	7,548	10,004,874	9,514,034	—	(490,840)
Expiring 04/29/21	Citibank, N.A.	GBP	371	462,381	467,808	5,427	—
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	1,198	855,000	860,872	5,872	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	1,744	1,242,000	1,253,169	11,169	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	911	651,000	654,487	3,487	—
Expiring 07/20/20	The Toronto-Dominion Bank	CAD	2,171	1,548,000	1,559,992	11,992	—
Chilean Peso,
Expiring 05/29/20	Citibank, N.A.	CLP	681,666	815,000	817,028	2,028	—
Expiring 05/29/20	Citibank, N.A.	CLP	625,145	741,000	749,283	8,283	—
Expiring 05/29/20	Citibank, N.A.	CLP	499,838	597,000	599,094	2,094	—
Expiring 05/29/20	Citibank, N.A.	CLP	466,440	552,000	559,063	7,063	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	CLP	300,455	371,000	360,117	—	(10,883)

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	CLP	278,404	$326,000	$333,880	$7,880	$—
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	5,582	787,000	788,456	1,456	—
Expiring 05/11/20	Barclays Bank PLC	CNH	4,501	637,000	635,688	—	(1,312)
Expiring 05/11/20	Citibank, N.A.	CNH	44,463	6,346,823	6,280,045	—	(66,778)
Expiring 05/11/20	Citibank, N.A.	CNH	8,379	1,183,000	1,183,449	449	—
Expiring 05/11/20	Citibank, N.A.	CNH	8,226	1,161,000	1,161,921	921	—
Expiring 05/11/20	Citibank, N.A.	CNH	7,607	1,071,000	1,074,462	3,462	—
Expiring 05/11/20	Citibank, N.A.	CNH	4,591	648,000	648,488	488	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	17,635	2,534,000	2,490,767	—	(43,233)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	10,222	1,439,000	1,443,717	4,717	—
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	8,431	1,192,000	1,190,823	—	(1,177)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	10,018	1,416,000	1,415,022	—	(978)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	5,266	747,000	743,857	—	(3,143)
Expiring 05/14/21	Citibank, N.A.	CNH	43,724	6,265,983	6,112,495	—	(153,488)
Colombian Peso,
Expiring 06/17/20	Citibank, N.A.	COP	2,134,996	532,000	536,957	4,957	—
Expiring 06/17/20	Goldman Sachs International	COP	967,848	235,000	243,416	8,416	—
Czech Koruna,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	26,373	1,049,223	1,067,447	18,224	—
Euro,
Expiring 05/29/20	Morgan Stanley & Co. International PLC	EUR	2,340	2,544,554	2,565,682	21,128	—
Expiring 07/17/20	Bank of America, N.A.	EUR	2,463	2,702,298	2,703,689	1,391	—
Expiring 07/17/20	BNP Paribas S.A.	EUR	936	1,024,000	1,027,038	3,038	—
Expiring 07/17/20	HSBC Bank USA, N.A.	EUR	525	571,892	576,258	4,366	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	1,581	1,719,000	1,735,585	16,585	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	788	865,000	865,449	449	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	67	72,218	73,271	1,053	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	245,187	761,000	761,435	435	—
Expiring 07/17/20	BNP Paribas S.A.	HUF	124,170	376,000	385,614	9,614	—
Expiring 07/17/20	Citibank, N.A.	HUF	343,053	1,064,000	1,065,362	1,362	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/17/20	Goldman Sachs International	HUF	161,292	$501,000	$500,897	$—	$(103)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	752,667	2,269,121	2,337,434	68,313	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	134,755	416,000	418,486	2,486	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	183,270	568,000	569,150	1,150	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	53,529	167,000	166,235	—	(765)
Indian Rupee,
Expiring 05/29/20	Barclays Bank PLC	INR	53,383	695,000	705,282	10,282	—
Expiring 05/29/20	BNP Paribas S.A.	INR	88,754	1,154,000	1,172,597	18,597	—
Expiring 05/29/20	Citibank, N.A.	INR	66,411	864,000	877,410	13,410	—
Expiring 05/29/20	Citibank, N.A.	INR	62,247	826,000	822,396	—	(3,604)
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	45,586	587,000	602,276	15,276	—
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	41,501	543,000	548,307	5,307	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	INR	239,630	3,292,861	3,165,926	—	(126,935)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	39,697	514,000	524,470	10,470	—
Expiring 06/17/20	Citibank, N.A.	INR	54,644	704,000	719,720	15,720	—
Expiring 06/17/20	HSBC Bank USA, N.A.	INR	55,675	716,000	733,295	17,295	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	122,815	1,603,000	1,617,590	14,590	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	108,597	1,399,000	1,430,331	31,331	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	104,950	1,345,000	1,382,292	37,292	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	92,230	1,196,000	1,214,751	18,751	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	88,554	1,151,000	1,166,341	15,341	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	86,241	1,114,000	1,135,882	21,882	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	84,212	1,081,000	1,109,153	28,153	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	83,817	1,073,000	1,103,955	30,955	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	240,224	3,293,171	3,163,974	—	(129,197)
Expiring 10/28/20	Citibank, N.A.	INR	687,393	8,824,000	8,895,893	71,893	—

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/28/20	Citibank, N.A.	INR	49,117	$631,000	$635,648	$4,648	$—
Expiring 10/30/20	Goldman Sachs International	INR	332,853	4,397,000	4,306,715	—	(90,285)
Expiring 12/23/20	Goldman Sachs International	INR	210,802	2,761,000	2,712,285	—	(48,715)
Expiring 02/26/21	Citibank, N.A.	INR	51,984	659,000	664,303	5,303	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	296,308	3,993,909	3,786,487	—	(207,422)
Expiring 09/30/21	Goldman Sachs International	INR	242,481	3,183,000	3,024,807	—	(158,193)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	40,654,680	2,828,368	2,657,753	—	(170,615)
Expiring 06/17/20	BNP Paribas S.A.	IDR	19,983,165	1,405,189	1,306,377	—	(98,812)
Expiring 06/17/20	Credit Suisse International	IDR	101,993,320	7,070,594	6,667,697	—	(402,897)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	25,986,934	1,666,000	1,698,866	32,866	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	20,192,160	1,367,569	1,320,039	—	(47,530)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	10,271,074	649,000	671,460	22,460	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	10,853,275	686,000	709,520	23,520	—
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	8,553	2,388,000	2,457,163	69,163	—
Expiring 06/17/20	Barclays Bank PLC	ILS	5,290	1,459,000	1,519,778	60,778	—
Expiring 06/17/20	Barclays Bank PLC	ILS	2,167	609,410	622,439	13,029	—
Expiring 06/17/20	Barclays Bank PLC	ILS	1,793	498,000	515,097	17,097	—
Expiring 06/17/20	Barclays Bank PLC	ILS	1,702	478,800	488,815	10,015	—
Expiring 06/17/20	Barclays Bank PLC	ILS	1,655	470,000	475,480	5,480	—
Expiring 06/17/20	BNP Paribas S.A.	ILS	4,889	1,394,918	1,404,579	9,661	—
Expiring 06/17/20	Citibank, N.A.	ILS	2,125	607,000	610,475	3,475	—
Expiring 06/17/20	Citibank, N.A.	ILS	1,876	535,000	539,044	4,044	—
Expiring 06/17/20	Citibank, N.A.	ILS	1,521	429,000	436,926	7,926	—
Expiring 06/17/20	Citibank, N.A.	ILS	1,515	433,000	435,178	2,178	—
Expiring 06/17/20	Citibank, N.A.	ILS	1,417	401,000	407,032	6,032	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	4,442	1,275,000	1,275,956	956	—
Expiring 06/30/20	Barclays Bank PLC	ILS	5,196	1,522,009	1,493,274	—	(28,735)
Expiring 06/30/20	Deutsche Bank AG	ILS	21,456	6,229,000	6,166,520	—	(62,480)
Expiring 06/30/21	Bank of America, N.A.	ILS	27,438	7,937,000	7,979,918	42,918	—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	147,608	1,385,813	1,375,739	—	(10,074)
Expiring 05/29/20	Bank of America, N.A.	JPY	850,993	8,328,000	7,932,923	—	(395,077)
Expiring 05/29/20	Bank of America, N.A.	JPY	568,724	5,300,000	5,301,625	1,625	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/29/20	Bank of America, N.A.	JPY	393,616	$3,754,000	$3,669,270	$—	$(84,730)
Expiring 05/29/20	BNP Paribas S.A.	JPY	447,184	4,037,000	4,168,632	131,632	—
Expiring 05/29/20	Citibank, N.A.	JPY	269,276	2,493,000	2,510,181	17,181	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	625,346	5,824,000	5,829,455	5,455	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	415,884	3,958,000	3,876,861	—	(81,139)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	386,376	3,680,000	3,601,784	—	(78,216)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	307,288	2,859,000	2,864,530	5,530	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	243,718	2,226,000	2,271,931	45,931	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	231,393	2,165,000	2,157,038	—	(7,962)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	225,469	2,049,000	2,101,813	52,813	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	85,472	796,000	796,763	763	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	202,776	1,885,000	1,890,270	5,270	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	87,007	808,000	811,077	3,077	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	521,432	5,119,500	4,860,776	—	(258,724)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	367,873	3,416,000	3,429,297	13,297	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	299,282	2,801,000	2,789,900	—	(11,100)
Expiring 05/29/20	The Toronto-Dominion Bank	JPY	629,923	5,983,500	5,872,116	—	(111,384)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	JPY	35,162	323,900	328,052	4,152	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	56,103	523,000	523,443	443	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	37,177	343,000	346,860	3,860	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	278,501	2,598,081	2,598,417	336	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	68,859	642,300	642,455	155	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	66,278	610,000	618,371	8,371	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	45,005	419,000	419,893	893	—
Expiring 07/17/20	The Toronto-Dominion Bank	JPY	636,240	5,939,444	5,936,123	—	(3,321)
Expiring 07/29/20	Deutsche Bank AG	JPY	353,913	3,369,000	3,302,818	—	(66,182)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	JPY	33,253	303,725	310,327	6,602	—
Expiring 10/30/20	Bank of America, N.A.	JPY	1,225,300	11,507,000	11,455,267	—	(51,733)
Expiring 10/30/20	Citibank, N.A.	JPY	482,952	4,643,318	4,515,089	—	(128,229)

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/27/20	Bank of America, N.A.	JPY	210,407	$1,969,000	$1,968,550	$—	$(450)
Expiring 11/27/20	Citibank, N.A.	JPY	507,341	4,882,031	4,746,629	—	(135,402)
Expiring 01/29/21	Barclays Bank PLC	JPY	726,043	6,983,000	6,804,249	—	(178,751)
Expiring 01/29/21	Citibank, N.A.	JPY	748,513	7,462,000	7,014,829	—	(447,171)
Expiring 01/29/21	Citibank, N.A.	JPY	360,776	3,480,043	3,381,079	—	(98,964)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	992,486	9,655,000	9,301,262	—	(353,738)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	199,585	1,839,193	1,870,443	31,250	—
Expiring 05/28/21	Citibank, N.A.	JPY	611,997	5,924,174	5,750,494	—	(173,680)
Expiring 01/28/22	Citibank, N.A.	JPY	538,981	5,262,454	5,095,292	—	(167,162)
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,709,488	—	(408,512)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,220,000	4,809,999	—	(410,001)
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	8,971,000	8,437,856	—	(533,144)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	855,296	8,262,958	8,256,862	—	(6,096)
Kazakhstani Tenge,
Expiring 05/28/20	Morgan Stanley & Co. International PLC	KZT	126,073	324,596	293,628	—	(30,968)
Mexican Peso,
Expiring 05/29/20	Bank of America, N.A.	MXN	13,887	576,000	573,427	—	(2,573)
Expiring 05/29/20	Citibank, N.A.	MXN	34,919	1,801,022	1,441,886	—	(359,136)
Expiring 05/29/20	Goldman Sachs International	MXN	36,181	1,440,000	1,494,007	54,007	—
Expiring 05/29/20	Goldman Sachs International	MXN	12,290	577,000	507,464	—	(69,536)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	111,655	4,608,135	4,610,469	2,334	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	29,995	1,220,000	1,238,544	18,544	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	24,807	1,050,000	1,024,312	—	(25,688)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	6,125	253,000	252,912	—	(88)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	34,781	1,431,000	1,436,165	5,165	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	32,445	1,372,000	1,339,728	—	(32,272)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	15,599	801,000	644,102	—	(156,898)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	181,231	9,050,000	7,483,391	—	(1,566,609)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	31,791	1,364,000	1,312,705	—	(51,295)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	20,414	$841,000	$842,929	$1,929	$—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	19,711	831,000	813,914	—	(17,086)
Expiring 06/17/20	BNP Paribas S.A.	MXN	19,221	799,000	791,374	—	(7,626)
Expiring 06/17/20	Citibank, N.A.	MXN	93,914	4,486,312	3,866,677	—	(619,635)
Expiring 06/17/20	Goldman Sachs International	MXN	23,793	997,755	979,602	—	(18,153)
Expiring 10/30/20	Citibank, N.A.	MXN	141,811	7,023,288	5,735,487	—	(1,287,801)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	306,088	14,433,000	12,379,620	—	(2,053,380)
Expiring 01/29/21	Goldman Sachs International	MXN	94,522	4,426,016	3,783,114	—	(642,902)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	34,930	1,620,000	1,398,011	—	(221,989)
Expiring 02/26/21	Citibank, N.A.	MXN	255,155	10,122,000	10,179,369	57,369	—
Expiring 02/26/21	Deutsche Bank AG	MXN	81,873	3,833,000	3,266,301	—	(566,699)
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	38,781	1,521,777	1,536,212	14,435	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	66,328	3,022,811	2,627,421	—	(395,390)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	316,200	14,891,000	12,525,478	—	(2,365,522)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	3,006,698	2,648,540	—	(358,158)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	8,420,070	—	(1,318,930)
New Taiwanese Dollar,
Expiring 06/17/20	Barclays Bank PLC	TWD	47,901	1,615,000	1,624,599	9,599	—
Expiring 06/17/20	Credit Suisse International	TWD	53,624	1,798,000	1,818,688	20,688	—
New Zealand Dollar,
Expiring 07/20/20	BNP Paribas S.A.	NZD	3,835	2,348,524	2,351,313	2,789	—
Peruvian Nuevo Sol,
Expiring 06/17/20	Bank of America, N.A.	PEN	1,295	369,334	382,507	13,173	—
Expiring 06/17/20	Citibank, N.A.	PEN	3,864	1,151,000	1,141,207	—	(9,793)
Expiring 06/17/20	Citibank, N.A.	PEN	3,464	1,009,000	1,023,215	14,215	—
Expiring 06/17/20	Citibank, N.A.	PEN	2,203	651,000	650,711	—	(289)
Expiring 06/17/20	Goldman Sachs International	PEN	3,497	989,740	1,032,889	43,149	—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	2,355	690,000	695,612	5,612	—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	2,209	644,000	652,559	8,559	—

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	3,463	$1,019,000	$1,022,912	$3,912	$—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	2,436	708,000	719,397	11,397	—
Philippine Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	63,763	1,251,000	1,259,955	8,955	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	77,662	1,526,000	1,534,586	8,586	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	70,967	1,344,000	1,402,302	58,302	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	52,282	998,000	1,033,076	35,076	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	41,926	815,500	828,452	12,952	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	38,454	752,743	759,842	7,099	—
Polish Zloty,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	2,671	643,000	643,646	646	—
Expiring 07/17/20	UBS AG	PLN	11,967	2,863,699	2,883,606	19,907	—
Russian Ruble,
Expiring 05/29/20	Barclays Bank PLC	RUB	34,905	468,000	466,625	—	(1,375)
Expiring 05/29/20	Barclays Bank PLC	RUB	30,242	411,000	404,296	—	(6,704)
Expiring 05/29/20	HSBC Bank USA, N.A.	RUB	82,551	1,104,000	1,103,586	—	(414)
Expiring 06/17/20	Barclays Bank PLC	RUB	295,779	4,436,137	3,942,869	—	(493,268)
Expiring 06/17/20	Barclays Bank PLC	RUB	34,201	454,000	455,915	1,915	—
Expiring 06/17/20	Barclays Bank PLC	RUB	32,092	414,000	427,798	13,798	—
Expiring 06/17/20	Barclays Bank PLC	RUB	16,380	222,000	218,349	—	(3,651)
Expiring 06/17/20	Citibank, N.A.	RUB	219,246	3,034,469	2,922,651	—	(111,818)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	25,435	321,700	339,063	17,363	—
Expiring 10/30/20	Deutsche Bank AG	RUB	48,545	730,000	636,207	—	(93,793)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	RUB	118,182	1,428,272	1,548,839	120,567	—
Expiring 12/23/20	Goldman Sachs International	RUB	1,201,548	17,216,000	15,650,873	—	(1,565,127)
Expiring 12/23/20	JPMorgan Chase Bank, N.A.	RUB	66,181	793,154	862,044	68,890	—
Expiring 02/26/21	Deutsche Bank AG	RUB	167,613	2,119,000	2,167,772	48,772	—
Expiring 02/26/21	Goldman Sachs International	RUB	233,119	3,365,000	3,014,974	—	(350,026)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/29/21	Goldman Sachs International	RUB	88,765	$1,251,000	$1,140,618	$—	$(110,382)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	114,656	1,346,838	1,473,322	126,484	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	1,145	801,000	811,933	10,933	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	1,805	1,275,000	1,280,197	5,197	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	1,634	1,151,000	1,158,975	7,975	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	1,441	1,014,000	1,022,421	8,421	—
Expiring 06/17/20	Credit Suisse International	SGD	3,289	2,326,000	2,332,796	6,796	—
Expiring 06/17/20	Credit Suisse International	SGD	2,189	1,529,000	1,552,619	23,619	—
Expiring 06/17/20	Credit Suisse International	SGD	2,084	1,466,000	1,478,040	12,040	—
Expiring 06/17/20	Credit Suisse International	SGD	1,910	1,340,000	1,354,902	14,902	—
Expiring 06/17/20	Credit Suisse International	SGD	1,781	1,261,000	1,263,503	2,503	—
Expiring 06/17/20	Goldman Sachs International	SGD	1,819	1,281,000	1,290,094	9,094	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	4,600	3,320,157	3,262,412	—	(57,745)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	885	627,000	627,838	838	—
South African Rand,
Expiring 05/29/20	Bank of America, N.A.	ZAR	82,793	4,378,250	4,452,679	74,429	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	13,607	767,000	731,816	—	(35,184)
Expiring 05/29/20	Barclays Bank PLC	ZAR	60,921	3,555,266	3,276,409	—	(278,857)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	17,302	939,000	930,523	—	(8,477)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	15,056	973,000	809,718	—	(163,282)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	11,365	620,000	611,235	—	(8,765)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	9,555	531,000	513,853	—	(17,147)
Expiring 06/17/20	Barclays Bank PLC	ZAR	3,828	202,000	205,508	3,508	—
Expiring 06/17/20	Citibank, N.A.	ZAR	6,229	354,000	334,399	—	(19,601)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	9,323	493,153	500,500	7,347	—

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	9,128	$523,000	$490,015	$—	$(32,985)
Expiring 07/29/20	Barclays Bank PLC	ZAR	6,681	434,838	357,274	—	(77,564)
Expiring 07/29/20	Goldman Sachs International	ZAR	77,690	5,229,000	4,154,283	—	(1,074,717)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	50,366	3,417,759	2,693,193	—	(724,566)
Expiring 08/31/20	Barclays Bank PLC	ZAR	7,168	464,363	382,201	—	(82,162)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	43,370	2,909,205	2,312,662	—	(596,543)
Expiring 09/30/20	Barclays Bank PLC	ZAR	54,937	3,653,238	2,921,566	—	(731,672)
Expiring 09/30/20	Citibank, N.A.	ZAR	81,741	5,035,000	4,346,965	—	(688,035)
Expiring 12/23/20	Barclays Bank PLC	ZAR	30,745	1,961,801	1,622,829	—	(338,972)
Expiring 01/29/21	Barclays Bank PLC	ZAR	55,472	3,418,835	2,918,331	—	(500,504)
Expiring 01/29/21	Barclays Bank PLC	ZAR	34,420	2,185,223	1,810,780	—	(374,443)
Expiring 01/29/21	Goldman Sachs International	ZAR	49,473	3,250,000	2,602,721	—	(647,279)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	83,970	5,628,000	4,417,547	—	(1,210,453)
Expiring 02/26/21	Bank of America, N.A.	ZAR	3,487	212,000	183,068	—	(28,932)
Expiring 02/26/21	Deutsche Bank AG	ZAR	17,092	1,095,000	897,220	—	(197,780)
Expiring 02/26/21	Goldman Sachs International	ZAR	141,052	7,756,000	7,404,394	—	(351,606)
Expiring 04/29/21	Goldman Sachs International	ZAR	7,263	381,000	379,438	—	(1,562)
Expiring 12/23/21	Goldman Sachs International	ZAR	73,237	3,878,000	3,718,427	—	(159,573)
South Korean Won,
Expiring 05/29/20	Barclays Bank PLC	KRW	485,731	401,000	399,993	—	(1,007)
Expiring 05/29/20	BNP Paribas S.A.	KRW	679,432	556,000	559,503	3,503	—
Expiring 05/29/20	Citibank, N.A.	KRW	4,709,450	3,995,000	3,878,165	—	(116,835)
Expiring 05/29/20	Citibank, N.A.	KRW	2,866,260	2,326,000	2,360,324	34,324	—
Expiring 05/29/20	Citibank, N.A.	KRW	1,492,673	1,221,000	1,229,195	8,195	—
Expiring 05/29/20	Citibank, N.A.	KRW	1,206,189	995,000	993,279	—	(1,721)
Expiring 05/29/20	Citibank, N.A.	KRW	815,968	688,000	671,938	—	(16,062)
Expiring 05/29/20	Citibank, N.A.	KRW	474,385	387,000	390,649	3,649	—
Expiring 05/29/20	Goldman Sachs International	KRW	1,013,397	861,000	834,518	—	(26,482)
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	900,432	740,000	741,493	1,493	—
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	825,725	684,000	679,973	—	(4,027)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	1,178,669	946,000	970,617	24,617	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	1,062,893	$893,000	$875,278	$—	$(17,722)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	787,626	649,000	648,599	—	(401)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	2,215,645	1,861,000	1,824,552	—	(36,448)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	584,044	483,000	480,952	—	(2,048)
Expiring 06/17/20	Barclays Bank PLC	KRW	715,341	589,000	589,294	294	—
Expiring 06/17/20	Barclays Bank PLC	KRW	534,272	441,000	440,130	—	(870)
Expiring 06/17/20	Barclays Bank PLC	KRW	476,819	394,000	392,801	—	(1,199)
Expiring 06/17/20	Citibank, N.A.	KRW	521,812	428,875	429,866	991	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	536,388	444,000	441,874	—	(2,126)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	1,127,321	928,325	928,682	357	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	616,743	510,000	508,070	—	(1,930)
Expiring 10/30/20	BNP Paribas S.A.	KRW	6,645,920	5,840,000	5,491,638	—	(348,362)
Expiring 10/30/20	Citibank, N.A.	KRW	4,690,645	3,822,000	3,875,961	53,961	—
Expiring 10/30/20	Citibank, N.A.	KRW	2,031,507	1,669,000	1,678,669	9,669	—
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	2,035,051	1,707,831	1,681,598	—	(26,233)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	KRW	8,681,100	7,125,000	7,173,343	48,343	—
Expiring 04/29/21	Goldman Sachs International	KRW	176,149	146,000	146,364	364	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	1,789,562	1,478,000	1,486,963	8,963	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	7,848,810	6,660,000	6,547,561	—	(112,439)
Swedish Krona,
Expiring 07/15/20	Citibank, N.A.	SEK	12,932	1,309,000	1,326,580	17,580	—
Expiring 07/15/20	Credit Suisse International	SEK	8,794	901,000	902,052	1,052	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	6,980	706,000	716,007	10,007	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	3,857	386,000	395,699	9,699	—
Swiss Franc,
Expiring 07/15/20	BNP Paribas S.A.	CHF	1,346	1,394,000	1,397,187	3,187	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	835	866,000	866,494	494	—

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	1,994	$2,046,727	$2,070,542	$23,815 $	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,063	8,721,000	8,399,703	—	(321,297)
Expiring 10/30/20	UBS AG	CHF	3,112	3,204,065	3,242,225	38,160	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	18,974	583,000	586,439	3,439	—
Expiring 06/17/20	Credit Suisse International	THB	39,377	1,203,000	1,217,068	14,068	—
Expiring 06/17/20	Credit Suisse International	THB	27,219	830,000	841,271	11,271	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	57,397	1,758,000	1,774,032	16,032	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	30,690	942,000	948,576	6,576	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	26,573	812,000	821,320	9,320	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	21,189	652,000	654,899	2,899	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	20,463	625,000	632,454	7,454	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	19,082	583,000	589,773	6,773	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	24,705	756,000	763,591	7,591	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	6,598	950,000	932,600	—	(17,400)
Expiring 06/17/20	Barclays Bank PLC	TRY	4,653	665,000	657,711	—	(7,289)
Expiring 06/17/20	Barclays Bank PLC	TRY	2,893	415,000	408,891	—	(6,109)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	1,553	218,000	219,531	1,531	—
Expiring 06/30/20	Bank of America, N.A.	TRY	6,776	1,017,000	953,229	—	(63,771)
Expiring 06/30/20	Deutsche Bank AG	TRY	157,506	15,218,000	22,158,644	6,940,644	—
Expiring 07/29/20	Barclays Bank PLC	TRY	31,312	4,361,582	4,363,430	1,848	—
Expiring 07/29/20	Citibank, N.A.	TRY	33,304	4,902,000	4,641,078	—	(260,922)
Expiring 10/30/20	Barclays Bank PLC	TRY	10,491	1,507,884	1,418,152	—	(89,732)
Expiring 10/30/20	Barclays Bank PLC	TRY	712	113,731	96,291	—	(17,440)
Expiring 12/23/20	Barclays Bank PLC	TRY	4,835	617,041	642,339	25,298	—
Expiring 12/23/20	Goldman Sachs International	TRY	2,007	314,000	266,593	—	(47,407)
Expiring 02/26/21	Barclays Bank PLC	TRY	24,379	3,089,444	3,171,118	81,674	—
Expiring 02/26/21	Barclays Bank PLC	TRY	7,913	1,227,194	1,029,339	—	(197,855)
Expiring 02/26/21	Barclays Bank PLC	TRY	7,006	969,000	911,302	—	(57,698)
Expiring 02/26/21	Barclays Bank PLC	TRY	3,946	541,409	513,270	—	(28,139)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	107,674	12,965,000	14,005,937	1,040,937	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	6,981	897,000	881,309	—	(15,691)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 05/28/21	Goldman Sachs International	TRY	2,447	$353,510	$308,878	$—	$(44,632)
Ukraine Hryvna,
Expiring 05/26/20	Citibank, N.A.	UAH	15,990	637,550	585,973	—	(51,577)
Expiring 05/26/20	Citibank, N.A.	UAH	8,895	353,693	325,987	—	(27,706)
Expiring 05/27/20	Citibank, N.A.	UAH	14,546	579,395	532,834	—	(46,561)

				$933,366,447	$883,123,892	11,663,042	(61,905,597)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/29/20	HSBC Bank USA, N.A.	AUD	1,720	$1,097,000	$1,121,074	$—	$(24,074)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	AUD	3,079	1,938,000	2,006,822	—	(68,822)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	AUD	912	597,000	594,244	2,756	—
Expiring 07/20/20	BNP Paribas S.A.	AUD	474	303,000	308,836	—	(5,836)
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	29,001	18,559,090	18,902,072	—	(342,982)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	1,139	746,000	742,634	3,366	—
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	5,929	4,067,946	3,864,104	203,842	—
Expiring 01/29/21	Barclays Bank PLC	AUD	6,114	3,980,275	3,984,382	—	(4,107)
Expiring 05/28/21	Barclays Bank PLC	AUD	14,233	9,253,474	9,273,090	—	(19,616)
Expiring 05/28/21	Citibank, N.A.	AUD	7,064	4,440,631	4,602,058	—	(161,427)
Brazilian Real,
Expiring 05/05/20	BNP Paribas S.A.	BRL	40,998	8,033,634	7,536,544	497,090	—
Expiring 05/05/20	Goldman Sachs International	BRL	11,780	2,306,834	2,165,495	141,339	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	5,255	989,010	966,073	22,937	—
Expiring 05/29/20	Bank of America, N.A.	BRL	8,063	1,591,000	1,479,060	111,940	—
Expiring 05/29/20	Barclays Bank PLC	BRL	3,684	707,000	675,737	31,263	—
Expiring 05/29/20	Citibank, N.A.	BRL	6,124	1,165,000	1,123,315	41,685	—

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/29/20	Citibank, N.A.	BRL	4,220	$744,000	$774,084	$—	$(30,084)
Expiring 05/29/20	Citibank, N.A.	BRL	2,788	530,000	511,376	18,624	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	BRL	4,905	867,000	899,831	—	(32,831)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	BRL	3,666	685,000	672,452	12,548	—
Expiring 06/02/20	Goldman Sachs International	BRL	14,891	2,664,928	2,730,636	—	(65,708)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	19,427	3,424,172	3,562,603	—	(138,431)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	20,026	3,539,278	3,672,302	—	(133,024)
Expiring 06/30/20	Deutsche Bank AG	BRL	80,093	19,440,000	14,665,116	4,774,884	—
Expiring 07/29/20	Deutsche Bank AG	BRL	27,045	6,116,000	4,943,781	1,172,219	—
Expiring 08/31/20	Citibank, N.A.	BRL	2,478	612,397	452,442	159,955	—
Expiring 08/31/20	Deutsche Bank AG	BRL	26,630	5,810,000	4,862,816	947,184	—
Expiring 12/23/20	Citibank, N.A.	BRL	3,696	903,638	672,890	230,748	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	42,608	10,702,000	7,756,259	2,945,741	—
Expiring 01/29/21	Bank of America, N.A.	BRL	23,306	5,598,400	4,239,726	1,358,674	—
Expiring 01/29/21	Citibank, N.A.	BRL	33,812	8,259,000	6,150,808	2,108,192	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	50,404	9,705,275	9,169,285	535,990	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	34,244	7,936,000	6,229,453	1,706,547	—
Expiring 02/26/21	Citibank, N.A.	BRL	4,705	916,000	854,821	61,179	—
Expiring 03/31/21	Citibank, N.A.	BRL	80,490	18,979,000	14,604,689	4,374,311	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	15,067	3,716,626	2,733,905	982,721	—
Expiring 04/29/21	Deutsche Bank AG	BRL	760	133,000	137,756	—	(4,756)
Expiring 09/30/21	Bank of America, N.A.	BRL	47,736	11,027,000	8,533,811	2,493,189	—
Expiring 09/30/21	Deutsche Bank AG	BRL	79,414	17,683,000	14,197,015	3,485,985	—
Expiring 01/28/22	Citibank, N.A.	BRL	24,184	4,311,000	4,278,017	32,983	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 01/28/22	Deutsche Bank AG	BRL	37,286	$8,109,155	$6,595,795	$1,513,360	$—
British Pound,
Expiring 05/29/20	BNP Paribas S.A.	GBP	1,076	1,238,000	1,355,360	—	(117,360)
Expiring 05/29/20	Citibank, N.A.	GBP	2,106	2,727,000	2,653,153	73,847	—
Expiring 05/29/20	Citibank, N.A.	GBP	937	1,104,000	1,180,104	—	(76,104)
Expiring 05/29/20	Citibank, N.A.	GBP	224	278,105	282,158	—	(4,053)
Expiring 05/29/20	HSBC Bank USA, N.A.	GBP	810	1,037,000	1,020,509	16,491	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	GBP	976	1,226,000	1,229,502	—	(3,502)
Expiring 05/29/20	UBS AG	GBP	86	106,556	108,037	—	(1,481)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	47,028	58,189,919	59,250,670	—	(1,060,751)
Expiring 07/29/20	Bank of America, N.A.	GBP	13,750	17,149,963	17,324,450	—	(174,487)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	3,544	4,629,704	4,467,108	162,596	—
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	3,544	4,629,704	4,467,108	162,596	—
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	1,787	1,288,000	1,283,775	4,225	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	10,830	7,799,556	7,782,148	17,408	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	1,386	983,010	996,082	—	(13,072)
Chilean Peso,
Expiring 05/29/20	BNP Paribas S.A.	CLP	763,236	888,000	914,796	—	(26,796)
Expiring 05/29/20	Citibank, N.A.	CLP	1,133,922	1,327,000	1,359,090	—	(32,090)
Expiring 05/29/20	Citibank, N.A.	CLP	674,437	815,000	808,363	6,637	—
Expiring 05/29/20	HSBC Bank USA, N.A.	CLP	531,540	614,000	637,090	—	(23,090)
Expiring 06/17/20	Citibank, N.A.	CLP	375,053	435,758	449,787	—	(14,029)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	3,576,005	4,282,385	4,288,576	—	(6,191)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	824,938	993,961	989,319	4,642	—

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	5,059,603	$6,051,432	$6,067,801	$—	$(16,369)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	785,535	928,325	942,064	—	(13,739)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	773,016	914,000	927,050	—	(13,050)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	596,742	703,000	715,651	—	(12,651)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	421,898	495,000	505,968	—	(10,968)
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	1,977,158	2,345,384	2,371,136	—	(25,752)
Expiring 06/17/20	UBS AG	CLP	430,825	500,000	516,673	—	(16,673)
Expiring 10/29/21	Bank of America, N.A.	CLP	1,989,417	2,524,000	2,397,335	126,665	—
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	6,945	977,000	980,989	—	(3,989)
Expiring 05/11/20	Citibank, N.A.	CNH	11,774	1,656,000	1,662,984	—	(6,984)
Expiring 05/11/20	Credit Suisse International	CNH	12,836	1,807,000	1,813,025	—	(6,025)
Expiring 05/11/20	Credit Suisse International	CNH	8,885	1,249,000	1,254,911	—	(5,911)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	23,578	3,359,000	3,330,170	28,830	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	19,531	2,788,600	2,758,630	29,970	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	19,502	2,789,900	2,754,553	35,347	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	15,571	2,192,000	2,199,360	—	(7,360)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	8,577	1,221,500	1,211,495	10,005	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	6,980	979,100	985,947	—	(6,847)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	43,724	6,276,147	6,112,496	163,651	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	5,039,336	1,326,316	1,267,407	58,909	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/17/20	BNP Paribas S.A.	COP	1,228,911	$306,000	$309,075	$—	$(3,075)
Expiring 06/17/20	Citibank, N.A.	COP	1,341,995	388,466	337,515	50,951	—
Expiring 06/17/20	Citibank, N.A.	COP	882,246	218,000	221,887	—	(3,887)
Expiring 06/17/20	Goldman Sachs International	COP	4,876,989	1,405,189	1,226,576	178,613	—
Expiring 06/17/20	Goldman Sachs International	COP	3,975,996	978,064	999,974	—	(21,910)
Expiring 06/17/20	Goldman Sachs International	COP	3,738,488	964,000	940,240	23,760	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	1,736,801	497,128	436,810	60,318	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	3,984,453	1,021,000	1,002,101	18,899	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	2,488,535	622,000	625,873	—	(3,873)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	890,169	219,000	223,880	—	(4,880)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	1,734,694	487,000	436,280	50,720	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	1,053,109	262,000	264,860	—	(2,860)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	1,033,388	255,000	259,900	—	(4,900)
Expiring 06/17/20	UBS AG	COP	1,053,521	259,000	264,963	—	(5,963)
Expiring 06/17/20	UBS AG	COP	901,539	229,000	226,739	2,261	—
Czech Koruna,
Expiring 07/17/20	Goldman Sachs International	CZK	9,763	385,000	395,170	—	(10,170)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	15,868	633,000	642,253	—	(9,253)
Euro,
Expiring 05/29/20	Morgan Stanley & Co. International PLC	EUR	2,340	2,547,244	2,565,683	—	(18,439)
Expiring 07/17/20	Barclays Bank PLC	EUR	34,198	37,073,605	37,537,083	—	(463,478)
Expiring 07/17/20	Barclays Bank PLC	EUR	22,706	24,846,101	24,923,069	—	(76,968)
Expiring 07/17/20	BNP Paribas S.A.	EUR	1,259	1,371,000	1,381,614	—	(10,614)

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	22,137	$24,142,870	$24,298,154	$—	$(155,284)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	4,378	4,743,000	4,805,841	—	(62,841)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	2,068	2,240,851	2,270,199	—	(29,348)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	1,221	1,331,000	1,339,824	—	(8,824)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	544	590,000	596,837	—	(6,837)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	22,137	24,134,016	24,298,154	—	(164,138)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	1,961	2,150,800	2,152,501	—	(1,701)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	967	1,049,000	1,061,344	—	(12,344)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	EUR	710	773,256	779,563	—	(6,307)
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,476	2,949,148	2,718,977	230,171	—
Expiring 07/29/20	UBS AG	EUR	1,857	2,262,267	2,038,472	223,795	—
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	2,424	2,712,359	2,663,315	49,044	—
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	583	654,828	641,619	13,209	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	EUR	1,238	1,351,063	1,361,863	—	(10,800)
Expiring 12/02/20	Citibank, N.A.	EUR	66,601	75,513,843	73,341,806	2,172,037	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	EUR	1,759	1,922,217	1,938,156	—	(15,939)
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	246,023	749,000	764,031	—	(15,031)
Expiring 07/17/20	Barclays Bank PLC	HUF	206,081	621,000	639,990	—	(18,990)
Expiring 07/17/20	Barclays Bank PLC	HUF	175,907	534,000	546,284	—	(12,284)
Expiring 07/17/20	Barclays Bank PLC	HUF	100,258	306,000	311,354	—	(5,354)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	198,911	$602,000	$617,725	$—	$(15,725)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	217,783	660,000	676,333	—	(16,333)
Indian Rupee,
Expiring 05/29/20	Barclays Bank PLC	INR	59,858	784,000	790,834	—	(6,834)
Expiring 05/29/20	Citibank, N.A.	INR	88,345	1,172,000	1,167,196	4,804	—
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	109,760	1,491,000	1,450,120	40,880	—
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	79,068	1,039,000	1,044,625	—	(5,625)
Expiring 05/29/20	HSBC Bank USA, N.A.	INR	54,692	714,000	722,582	—	(8,582)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	160,006	2,037,000	2,113,962	—	(76,962)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	75,753	1,016,000	1,000,829	15,171	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	59,497	806,000	786,063	19,937	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	INR	55,054	707,000	727,360	—	(20,360)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	121,971	1,567,665	1,606,469	—	(38,804)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	100,340	1,284,600	1,321,575	—	(36,975)
Expiring 10/28/20	Goldman Sachs International	INR	287,217	3,912,500	3,717,010	195,490	—
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	439,464	5,742,000	5,686,134	55,866	—
Expiring 12/23/20	BNP Paribas S.A.	INR	250,803	3,250,000	3,226,947	23,053	—
Expiring 02/26/21	Bank of America, N.A.	INR	179,591	2,385,000	2,294,966	90,034	—
Expiring 02/26/21	Citibank, N.A.	INR	82,556	1,047,000	1,054,973	—	(7,973)
Expiring 02/26/21	Goldman Sachs International	INR	66,877	870,000	854,612	15,388	—
Expiring 09/30/21	Bank of America, N.A.	INR	424,262	5,480,000	5,292,414	187,586	—

See Notes to Financial Statements.

74

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	30,520,755	$1,935,000	$1,995,260	$—	$(60,260)
Expiring 06/17/20	Barclays Bank PLC	IDR	19,650,456	1,228,000	1,284,626	—	(56,626)
Expiring 06/17/20	Barclays Bank PLC	IDR	9,446,346	657,000	617,544	39,456	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	15,057,390	905,000	984,360	—	(79,360)
Expiring 06/17/20	BNP Paribas S.A.	IDR	12,496,457	726,000	816,942	—	(90,942)
Expiring 06/17/20	BNP Paribas S.A.	IDR	11,212,765	685,000	733,022	—	(48,022)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	10,612,641	663,000	693,789	—	(30,789)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	7,070,300	425,000	462,213	—	(37,213)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	6,809	1,777,000	1,955,931	—	(178,931)
Expiring 06/17/20	Citibank, N.A.	ILS	8,007	2,312,000	2,300,261	11,739	—
Expiring 06/17/20	Citibank, N.A.	ILS	7,980	2,118,000	2,292,326	—	(174,326)
Expiring 06/17/20	Citibank, N.A.	ILS	2,915	829,400	837,348	—	(7,948)
Expiring 06/17/20	Citibank, N.A.	ILS	2,771	776,000	796,010	—	(20,010)
Expiring 06/17/20	Goldman Sachs International	ILS	10,370	2,940,600	2,978,915	—	(38,315)
Expiring 06/30/20	Citibank, N.A.	ILS	26,651	7,770,000	7,659,794	110,206	—
Expiring 06/30/21	Barclays Bank PLC	ILS	7,933	2,357,060	2,307,088	49,972	—
Expiring 06/30/21	Citibank, N.A.	ILS	19,506	5,794,000	5,672,830	121,170	—
Japanese Yen,
Expiring 05/29/20	Bank of America, N.A.	JPY	217,283	2,020,000	2,025,500	—	(5,500)
Expiring 05/29/20	Bank of America, N.A.	JPY	210,418	1,968,000	1,961,507	6,493	—
Expiring 05/29/20	Bank of America, N.A.	JPY	169,451	1,577,000	1,579,618	—	(2,618)
Expiring 05/29/20	Bank of America, N.A.	JPY	158,037	1,475,000	1,473,214	1,786	—
Expiring 05/29/20	Bank of America, N.A.	JPY	63,829	585,000	595,013	—	(10,013)
Expiring 05/29/20	Citibank, N.A.	JPY	2,540,154	24,314,671	23,679,224	635,447	—
Expiring 05/29/20	Citibank, N.A.	JPY	103,559	1,001,000	965,375	35,625	—
Expiring 05/29/20	Citibank, N.A.	JPY	96,479	897,000	899,377	—	(2,377)
Expiring 05/29/20	Citibank, N.A.	JPY	76,068	706,000	709,104	—	(3,104)
Expiring 05/29/20	Citibank, N.A.	JPY	72,306	672,000	674,038	—	(2,038)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	312,109	2,985,000	2,909,466	75,534	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	256,922	2,371,000	2,395,014	—	(24,014)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	133,061	$1,228,000	$1,240,392	$—	$(12,392)
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	116,892	1,097,000	1,089,664	7,336	—
Expiring 05/29/20	HSBC Bank USA, N.A.	JPY	114,644	1,033,000	1,068,711	—	(35,711)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	329,025	3,019,000	3,067,163	—	(48,163)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	316,578	2,862,000	2,951,129	—	(89,129)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	266,416	2,448,000	2,483,517	—	(35,517)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	260,421	2,430,000	2,427,635	2,365	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	JPY	174,758	1,622,000	1,629,090	—	(7,090)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	810,322	7,762,000	7,553,790	208,210	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	60,403	564,000	563,073	927	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	JPY	46,398	434,000	432,522	1,478	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	274,088	2,524,727	2,557,243	—	(32,516)
Expiring 07/29/20	Deutsche Bank AG	JPY	387,166	3,719,000	3,613,144	105,856	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	JPY	368,352	3,373,947	3,441,690	—	(67,743)
Expiring 10/30/20	Bank of America, N.A.	JPY	1,200,102	11,218,000	11,219,690	—	(1,690)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	JPY	508,150	4,661,101	4,750,666	—	(89,565)
Expiring 11/27/20	Bank of America, N.A.	JPY	276,037	2,583,000	2,582,579	421	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	819,678	7,848,316	7,669,439	178,877	—

See Notes to Financial Statements.

76

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/30/20	Morgan Stanley & Co. International PLC	JPY	196,463	$1,804,538	$1,838,232	$—	$(33,694)
Expiring 12/30/20	Bank of America, N.A.	JPY	485,216	4,679,936	4,543,613	136,323	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	JPY	441,059	4,056,690	4,130,121	—	(73,431)
Expiring 01/29/21	Bank of America, N.A.	JPY	648,854	6,126,000	6,080,851	45,149	—
Expiring 01/29/21	Citibank, N.A.	JPY	934,242	9,144,000	8,755,424	388,576	—
Expiring 01/29/21	Deutsche Bank AG	JPY	1,027,823	9,781,808	9,632,436	149,372	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	941,743	8,721,029	8,848,877	—	(127,848)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	179,224	1,664,236	1,686,668	—	(22,432)
Expiring 10/31/23	Bank of America, N.A.	JPY	1,325,555	12,988,000	12,796,653	191,347	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	11,282,911	302,089	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,859,608	289,219	—
Mexican Peso,
Expiring 05/29/20	Bank of America, N.A.	MXN	41,947	1,961,621	1,732,090	229,531	—
Expiring 05/29/20	Bank of America, N.A.	MXN	29,813	1,231,000	1,231,050	—	(50)
Expiring 05/29/20	Citibank, N.A.	MXN	60,861	3,077,611	2,513,060	564,551	—
Expiring 05/29/20	Citibank, N.A.	MXN	49,168	1,935,000	2,030,262	—	(95,262)
Expiring 05/29/20	Citibank, N.A.	MXN	33,470	1,395,000	1,382,055	12,945	—
Expiring 05/29/20	Citibank, N.A.	MXN	12,965	541,000	535,344	5,656	—
Expiring 05/29/20	Goldman Sachs International	MXN	22,719	931,000	938,131	—	(7,131)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	34,979	1,546,000	1,444,372	101,628	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	27,388	1,116,000	1,130,908	—	(14,908)
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	27,191	1,336,000	1,122,752	213,248	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	20,187	814,000	833,546	—	(19,546)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	18,402	$917,000	$759,843	$157,157	$—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	13,889	694,000	573,512	120,488	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	13,120	655,000	541,755	113,245	—
Expiring 05/29/20	HSBC Bank USA, N.A.	MXN	11,180	568,000	461,642	106,358	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	41,900	1,715,000	1,730,150	—	(15,150)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	MXN	22,007	898,000	908,712	—	(10,712)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	120,370	6,095,000	4,970,331	1,124,669	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	16,044	658,000	662,490	—	(4,490)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	MXN	13,755	588,000	567,956	20,044	—
Expiring 06/17/20	BNP Paribas S.A.	MXN	17,344	739,000	714,113	24,887	—
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	29,558	1,230,300	1,216,973	13,327	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	61,824	2,913,356	2,545,435	367,921	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	26,673	1,137,000	1,098,195	38,805	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	11,867	481,700	488,609	—	(6,909)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	7,535	304,000	310,227	—	(6,227)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	26,262	1,285,000	1,081,268	203,732	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	11,765	484,150	484,387	—	(237)
Expiring 06/17/20	UBS AG	MXN	8,606	347,000	354,335	—	(7,335)
Expiring 10/30/20	Deutsche Bank AG	MXN	447,899	19,592,000	18,115,107	1,476,893	—
Expiring 01/29/21	Citibank, N.A.	MXN	121,902	5,800,000	4,878,941	921,059	—
Expiring 01/29/21	Citibank, N.A.	MXN	7,550	369,618	302,184	67,434	—

See Notes to Financial Statements.

78

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 02/26/21	Deutsche Bank AG	MXN	133,761	$5,261,000	$5,336,363	$—	$(75,363)
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	158,076	6,263,920	6,306,419	—	(42,499)
Expiring 04/29/21	Citibank, N.A.	MXN	113,973	5,602,000	4,514,746	1,087,254	—
Expiring 04/29/21	Citibank, N.A.	MXN	60,163	2,907,323	2,383,213	524,110	—
Expiring 04/29/21	Deutsche Bank AG	MXN	57,855	2,256,000	2,291,787	—	(35,787)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	156,457	7,225,000	6,197,671	1,027,329	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	90,716	4,246,000	3,593,481	652,519	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	13,188,761	11,068,609	2,120,152	—
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	138,487	4,653,000	4,696,911	—	(43,911)
Expiring 06/17/20	Goldman Sachs International	TWD	68,459	2,304,000	2,321,836	—	(17,836)
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	87,190	2,944,000	2,957,105	—	(13,105)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	87,109	2,930,000	2,954,371	—	(24,371)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	15,206	9,119,280	9,323,034	—	(203,754)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	998	604,000	612,177	—	(8,177)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	560	342,000	343,562	—	(1,562)
Norwegian Krone,
Expiring 07/15/20	Barclays Bank PLC	NOK	2,527	246,000	246,766	—	(766)
Expiring 07/15/20	Citibank, N.A.	NOK	3,680	358,000	359,384	—	(1,384)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	17,289	1,647,783	1,688,287	—	(40,504)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	13,453	3,916,149	3,973,635	—	(57,486)
Philippine Peso,
Expiring 06/17/20	Barclays Bank PLC	PHP	37,070	728,000	732,492	—	(4,492)
Expiring 06/17/20	Citibank, N.A.	PHP	42,673	840,000	843,208	—	(3,208)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	75,676	$1,463,000	$1,495,344	$—	$(32,344)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	31,956	629,000	631,452	—	(2,452)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	55,179	1,079,000	1,090,327	—	(11,327)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	43,275	848,000	855,102	—	(7,102)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	3,212	767,000	774,038	—	(7,038)
Expiring 07/17/20	Barclays Bank PLC	PLN	2,125	507,000	512,047	—	(5,047)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	1,975	470,000	475,993	—	(5,993)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	3,187	765,000	767,944	—	(2,944)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	2,952	703,000	711,321	—	(8,321)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	2,687	642,300	647,504	—	(5,204)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	2,328	559,000	560,882	—	(1,882)
Expiring 07/17/20	UBS AG	PLN	2,417	578,000	582,432	—	(4,432)
Expiring 07/17/20	UBS AG	PLN	2,010	481,000	484,335	—	(3,335)
Russian Ruble,
Expiring 05/29/20	BNP Paribas S.A.	RUB	73,391	973,000	981,140	—	(8,140)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	RUB	79,804	1,030,000	1,066,872	—	(36,872)
Expiring 06/17/20	Barclays Bank PLC	RUB	108,250	1,420,650	1,443,019	—	(22,369)
Expiring 06/17/20	Barclays Bank PLC	RUB	40,266	532,592	536,770	—	(4,178)
Expiring 06/17/20	Barclays Bank PLC	RUB	33,805	435,758	450,639	—	(14,881)
Expiring 06/17/20	Barclays Bank PLC	RUB	28,970	358,000	386,179	—	(28,179)
Expiring 06/17/20	Barclays Bank PLC	RUB	27,381	339,000	365,001	—	(26,001)
Expiring 06/17/20	Barclays Bank PLC	RUB	21,833	293,000	291,042	1,958	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	94,965	1,296,306	1,265,920	30,386	—

See Notes to Financial Statements.

80

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 10/30/20	Morgan Stanley & Co. International PLC	RUB	166,727	$2,568,000	$2,185,046	$382,954	$—
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,267,728	17,197,000	16,512,916	684,084	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	400,732	4,730,630	5,182,746	—	(452,116)
Expiring 04/28/21	Goldman Sachs International	RUB	378,125	4,928,000	4,859,398	68,602	—
Expiring 04/29/21	Deutsche Bank AG	RUB	203,421	3,000,000	2,613,940	386,060	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	1,544	1,078,000	1,095,333	—	(17,333)
Expiring 06/17/20	Citibank, N.A.	SGD	3,891	2,725,000	2,759,547	—	(34,547)
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	1,141	788,000	809,333	—	(21,333)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	3,627	2,584,400	2,572,599	11,801	—
South African Rand,
Expiring 05/29/20	Bank of America, N.A.	ZAR	12,643	731,000	679,927	51,073	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	12,492	746,000	671,844	74,156	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	10,311	638,000	554,526	83,474	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	10,136	576,000	545,105	30,895	—
Expiring 05/29/20	Bank of America, N.A.	ZAR	9,029	481,000	485,613	—	(4,613)
Expiring 05/29/20	Barclays Bank PLC	ZAR	20,281	1,089,000	1,090,759	—	(1,759)
Expiring 05/29/20	Citibank, N.A.	ZAR	24,268	1,352,000	1,305,180	46,820	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	28,970	1,828,000	1,558,043	269,957	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	14,231	910,000	765,342	144,658	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	9,973	626,000	536,372	89,628	—
Expiring 05/29/20	HSBC Bank USA, N.A.	ZAR	7,556	417,000	406,386	10,614	—
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	ZAR	31,070	1,714,000	1,670,990	43,010	—
Expiring 06/17/20	Bank of America, N.A.	ZAR	17,657	962,000	947,886	14,114	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	Bank of America, N.A.	ZAR	6,685	$352,000	$358,898	$—	$(6,898)
Expiring 06/17/20	Barclays Bank PLC	ZAR	5,194	272,000	278,843	—	(6,843)
Expiring 06/17/20	Barclays Bank PLC	ZAR	4,478	233,000	240,388	—	(7,388)
Expiring 06/17/20	Barclays Bank PLC	ZAR	4,192	220,000	225,050	—	(5,050)
Expiring 06/17/20	Citibank, N.A.	ZAR	9,839	538,000	528,192	9,808	—
Expiring 06/17/20	Citibank, N.A.	ZAR	6,223	344,000	334,057	9,943	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	7,143	459,350	383,450	75,900	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	106,368	6,620,488	5,710,306	910,182	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	14,348	779,000	770,242	8,758	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	4,461	235,000	239,498	—	(4,498)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	21,715	1,408,716	1,165,776	242,940	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	4,130	219,000	221,735	—	(2,735)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	134,737	8,256,000	7,204,749	1,051,251	—
Expiring 09/30/20	Barclays Bank PLC	ZAR	20,493	1,321,557	1,089,822	231,735	—
Expiring 09/30/20	Goldman Sachs International	ZAR	26,420	1,651,000	1,405,020	245,980	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	89,765	6,105,000	4,773,689	1,331,311	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	143,766	9,153,000	7,563,364	1,589,636	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	79,569	5,129,000	4,186,015	942,985	—
Expiring 02/26/21	Bank of America, N.A.	ZAR	83,161	4,252,223	4,365,440	—	(113,217)
Expiring 02/26/21	Barclays Bank PLC	ZAR	20,579	1,158,651	1,080,288	78,363	—
Expiring 02/26/21	Goldman Sachs International	ZAR	47,013	2,484,000	2,467,891	16,109	—
Expiring 12/23/21	Barclays Bank PLC	ZAR	44,623	2,407,116	2,265,634	141,482	—
Expiring 12/23/21	Goldman Sachs International	ZAR	7,752	489,000	393,576	95,424	—

See Notes to Financial Statements.

82

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 05/29/20	Bank of America, N.A.	KRW	1,825,033	$1,499,000	$1,502,888	$—	$(3,888)
Expiring 05/29/20	Barclays Bank PLC	KRW	3,704,699	3,063,000	3,050,767	12,233	—
Expiring 05/29/20	Barclays Bank PLC	KRW	1,833,577	1,499,000	1,509,924	—	(10,924)
Expiring 05/29/20	Citibank, N.A.	KRW	835,169	702,000	687,750	14,250	—
Expiring 05/29/20	HSBC Bank USA, N.A.	KRW	1,598,030	1,299,000	1,315,955	—	(16,955)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	3,280,248	2,694,647	2,701,237	—	(6,590)
Expiring 05/29/20	JPMorgan Chase Bank, N.A.	KRW	2,258,485	1,886,000	1,859,830	26,170	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	6,250,669	5,364,000	5,147,337	216,663	—
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	2,764,143	2,199,000	2,276,233	—	(77,233)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	1,316,016	1,065,000	1,083,721	—	(18,721)
Expiring 05/29/20	Morgan Stanley & Co. International PLC	KRW	501,230	409,000	412,755	—	(3,755)
Expiring 06/17/20	Credit Suisse International	KRW	10,422,782	8,817,995	8,586,238	231,757	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	1,225,911	997,000	1,009,900	—	(12,900)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	1,648,232	1,391,970	1,357,805	34,165	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	1,652,408	1,391,970	1,361,246	30,724	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	1,646,357	1,390,857	1,356,261	34,596	—
Expiring 06/17/20	UBS AG	KRW	1,650,876	1,391,970	1,359,984	31,986	—
Expiring 10/30/20	Citibank, N.A.	KRW	8,968,024	7,636,000	7,410,433	225,567	—
Expiring 10/30/20	Deutsche Bank AG	KRW	8,680,971	7,503,000	7,173,236	329,764	—
Expiring 04/29/21	Citibank, N.A.	KRW	2,817,066	2,327,000	2,340,725	—	(13,725)
Expiring 07/30/21	Deutsche Bank AG	KRW	7,666,728	6,536,000	6,395,666	140,334	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	1,313	$1,351,000	$1,362,844	$—	$(11,844)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	778	803,000	807,829	—	(4,829)
Expiring 07/15/20	UBS AG	CHF	1,143	1,186,000	1,186,277	—	(277)
Expiring 10/30/20	Bank of America, N.A.	CHF	8,238	8,718,000	8,581,169	136,831	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	2,938	3,097,043	3,060,758	36,285	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	24,199	746,000	747,933	—	(1,933)
Expiring 06/17/20	Credit Suisse International	THB	87,622	2,776,000	2,708,222	67,778	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	95,044	2,990,000	2,937,605	52,395	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	53,059	1,686,144	1,639,936	46,208	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	10,937	1,739,514	1,545,881	193,633	—
Expiring 06/17/20	Barclays Bank PLC	TRY	8,797	1,390,000	1,243,424	146,576	—
Expiring 06/17/20	Barclays Bank PLC	TRY	8,463	1,329,231	1,196,205	133,026	—
Expiring 06/17/20	Barclays Bank PLC	TRY	6,940	993,976	980,955	13,021	—
Expiring 06/17/20	Barclays Bank PLC	TRY	6,694	993,961	946,104	47,857	—
Expiring 06/17/20	Barclays Bank PLC	TRY	4,261	597,000	602,279	—	(5,279)
Expiring 06/17/20	Citibank, N.A.	TRY	6,308	1,001,417	891,560	109,857	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	8,263	1,269,353	1,167,958	101,395	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	7,150	1,093,000	1,010,652	82,348	—
Expiring 06/30/20	Barclays Bank PLC	TRY	48,559	6,842,134	6,831,430	10,704	—
Expiring 06/30/20	Citibank, N.A.	TRY	16,668	1,734,392	2,344,855	—	(610,463)
Expiring 06/30/20	Citibank, N.A.	TRY	10,788	1,120,000	1,517,678	—	(397,678)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	15,609	2,128,000	2,195,931	—	(67,931)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	72,659	11,029,000	10,221,979	807,021	—
Expiring 07/29/20	Barclays Bank PLC	TRY	20,902	2,832,389	2,912,727	—	(80,338)
Expiring 07/29/20	Citibank, N.A.	TRY	12,403	2,021,000	1,728,350	292,650	—
Expiring 10/30/20	Deutsche Bank AG	TRY	6,298	829,000	851,331	—	(22,331)

See Notes to Financial Statements.

84

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/30/20	Goldman Sachs International	TRY	4,906	$707,000	$663,112	$43,888	$—
Expiring 12/23/20	Deutsche Bank AG	TRY	6,842	1,041,000	908,932	132,068	—
Expiring 02/26/21	Citibank, N.A.	TRY	28,332	3,483,000	3,685,398	—	(202,398)
Expiring 02/26/21	Citibank, N.A.	TRY	15,186	1,803,614	1,975,403	—	(171,789)
Expiring 02/26/21	Goldman Sachs International	TRY	20,013	3,005,000	2,603,267	401,733	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	19,750	2,372,386	2,569,033	—	(196,647)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	67,636	9,365,000	8,797,865	567,135	—
Expiring 05/28/21	Goldman Sachs International	TRY	9,428	1,264,000	1,190,187	73,813	—

				$1,246,137,326	$1,192,219,646	63,215,455	(9,297,775)

						$74,878,497	$(71,203,372)

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	2,397	CZK	64,954	$1,587	$—	Citibank, N.A.
07/29/20	Buy	EUR	12,064	TRY	116,743	—	(3,022,881)	BNP Paribas S.A.
07/29/20	Buy	TRY	85,432	EUR	7,021	4,196,463	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	4,722	ZAR	91,087	331,093	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	40,549	EUR	2,298	—	(362,642)	Goldman Sachs International
09/30/20	Buy	GBP	2,436	JPY	323,817	44,275	—	Bank of America, N.A.
09/30/20	Buy	JPY	52,751	GBP	403	—	(14,987)	Bank of America, N.A.
09/30/20	Buy	JPY	315,601	GBP	2,217	154,940	—	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Cross currency exchange contracts outstanding at April 30, 2020 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/30/20	Buy	EUR	8,940	GBP	7,848	$—	$(54,565)	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	6,115	EUR	7,119	—	(125,587)	Bank of America, N.A.
11/27/20	Buy	AUD	5,929	JPY	441,711	—	(268,496)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	1,016,141	AUD	12,805	1,162,304	—	Morgan Stanley & Co. International PLC
12/23/20	Buy	EUR	572	ZAR	10,356	83,622	—	Goldman Sachs International
12/23/20	Buy	EUR	1,187	ZAR	20,389	231,704	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	JPY	154,422	AUD	2,095	80,708	—	Deutsche Bank AG
12/30/20	Buy	JPY	771,852	AUD	10,480	397,844	—	Deutsche Bank AG
01/29/21	Buy	AUD	766	JPY	55,707	—	(22,883)	Morgan Stanley & Co. International PLC
01/29/21	Buy	AUD	5,348	JPY	360,776	104,115	—	Deutsche Bank AG
05/28/21	Buy	AUD	3,758	JPY	274,221	—	(128,273)	Deutsche Bank AG
05/28/21	Buy	AUD	35,699	JPY	2,280,809	1,827,246	—	Citibank, N.A.
05/28/21	Buy	JPY	389,110	AUD	5,610	1,194	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	AUD	7,614	JPY	525,556	13,152	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	704,780	AUD	9,748	283,604	—	Morgan Stanley & Co. International PLC
10/31/23	Buy	AUD	6,309	JPY	422,703	—	(106)	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	119,247	—	Morgan Stanley & Co. International PLC

						$9,033,098	$(4,000,420)

See Notes to Financial Statements.

86

Credit default swap agreements outstanding at April 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Federation of Malaysia (D01)	06/20/23	1.000%(Q)	3,750	0.608%	$50,312	$(2,654)	$52,966	Barclays Bank PLC
People’s Republic of China (D01)	06/20/23	1.000%(Q)	13,750	0.215%	355,789	(9,731)	365,520	Barclays Bank PLC
Republic of Argentina (D01)	06/20/23	1.000%(Q)	3,750	283.185%	(2,849,357)	(2,654)	(2,846,703)	Barclays Bank PLC
Republic of Brazil (D01)	06/20/23	1.000%(Q)	18,750	2.511%	(835,606)	(13,269)	(822,337)	Barclays Bank PLC
Republic of Chile (D01)	06/20/23	1.000%(Q)	3,750	0.681%	41,788	(2,654)	44,442	Barclays Bank PLC
Republic of Colombia (D01)	06/20/23	1.000%(Q)	5,000	1.819%	(119,546)	(3,538)	(116,008)	Barclays Bank PLC
Republic of Indonesia (D01)	06/20/23	1.000%(Q)	5,000	1.324%	(43,954)	(3,538)	(40,416)	Barclays Bank PLC
Republic of Panama (D01)	06/20/23	1.000%(Q)	3,750	1.059%	(2,527)	(2,654)	127	Barclays Bank PLC
Republic of Peru (D01)	06/20/23	1.000%(Q)	3,750	0.670%	43,038	(2,654)	45,692	Barclays Bank PLC
Republic of Philippines (D01)	06/20/23	1.000%(Q)	3,750	0.471%	66,530	(2,654)	69,184	Barclays Bank PLC
Republic of South Africa (D01)	06/20/23	1.000%(Q)	11,250	3.753%	(898,598)	(7,961)	(890,637)	Barclays Bank PLC
Republic of Turkey (D01)	06/20/23	1.000%(Q)	17,500	5.784%	(2,330,814)	(12,385)	(2,318,429)	Barclays Bank PLC
Russian Federation (D01)	06/20/23	1.000%(Q)	11,250	1.195%	(54,719)	(7,961)	(46,758)	Barclays Bank PLC
United Mexican States (D01)	06/20/23	1.000%(Q)	16,250	1.990%	(472,226)	(11,500)	(460,726)	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	3,000	0.608%	40,250	(3,761)	44,011	Citibank, N.A.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)** (cont’d.):
People’s Republic of China (D02)	06/20/23	1.000%(Q)	11,000	0.215%	$284,631	$(13,790)	$298,421	Citibank, N.A.
Republic of Argentina (D02)	06/20/23	1.000%(Q)	3,000	283.185%	(2,279,485)	(3,761)	(2,275,724)	Citibank, N.A.
Republic of Brazil (D02)	06/20/23	1.000%(Q)	15,000	2.511%	(668,485)	(18,804)	(649,681)	Citibank, N.A.
Republic of Chile (D02)	06/20/23	1.000%(Q)	3,000	0.681%	33,430	(3,761)	37,191	Citibank, N.A.
Republic of Colombia (D02)	06/20/23	1.000%(Q)	4,000	1.819%	(95,637)	(5,014)	(90,623)	Citibank, N.A.
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	4,000	1.324%	(35,163)	(5,014)	(30,149)	Citibank, N.A.
Republic of Panama (D02)	06/20/23	1.000%(Q)	3,000	1.059%	(2,022)	(3,761)	1,739	Citibank, N.A.
Republic of Peru (D02)	06/20/23	1.000%(Q)	3,000	0.670%	34,430	(3,761)	38,191	Citibank, N.A.
Republic of Philippines (D02)	06/20/23	1.000%(Q)	3,000	0.471%	53,224	(3,761)	56,985	Citibank, N.A.
Republic of South Africa (D02)	06/20/23	1.000%(Q)	9,000	3.753%	(718,879)	(11,283)	(707,596)	Citibank, N.A.
Republic of Turkey (D02)	06/20/23	1.000%(Q)	14,000	5.784%	(1,864,651)	(17,551)	(1,847,100)	Citibank, N.A.
Russian Federation (D02)	06/20/23	1.000%(Q)	9,000	1.195%	(43,776)	(11,283)	(32,493)	Citibank, N.A.
United Mexican States (D02)	06/20/23	1.000%(Q)	13,000	1.990%	(377,781)	(16,240)	(361,541)	Citibank, N.A.

					$(12,689,804)	$(207,352)	$(12,482,452)

See Notes to Financial Statements.

88

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)**:
CDX.EM.29.V1 (D01)	06/20/23	1.000%(Q)	121,250	$6,815,386	$(24,432)	$6,839,818	Barclays Bank PLC
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	97,000	5,452,309	1,561	5,450,748	Citibank, N.A.

				$12,267,695	$(22,871)	$12,290,566

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	05/20/20	0.500%(M)	EUR	398	*	$146	$—	$146	Goldman Sachs International
AMMC CLO Ltd.	05/20/20	0.500%(M)		13	0.500%	4	—	4	Goldman Sachs International
Apollo Credit Management International Ltd.	05/20/20	1.000%(M)	EUR	700	1.000%	512	—	512	Goldman Sachs International
Arrowmark CLO	05/20/20	1.000%(M)		233	*	156	—	156	Goldman Sachs International
BHPT	05/28/20	1.250%(M)		571	1.500%	40	—	40	Goldman Sachs International
BlackRock CLO	05/20/20	0.500%(M)	EUR	410	*	150	—	150	Goldman Sachs International
BlackRock CLO	05/20/20	0.500%(M)	EUR	407	0.500%	149	—	149	Goldman Sachs International
BlackRock CLO	05/20/20	1.000%(M)	EUR	178	*	130	—	130	Goldman Sachs International

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
BlueMountain CLO	05/20/20	1.000%(M)	EUR	635	0.500%	$464	$—	$464	Goldman Sachs International
BlueMountain CLO	05/20/20	0.500%(M)	EUR	482	0.500%	176	—	176	Goldman Sachs International
BlueMountain CLO	05/20/20	0.500%(M)		54	0.500%	18	—	18	Goldman Sachs International
Canyon CLO	05/20/20	0.500%(M)		76	*	25	—	25	Goldman Sachs International
Carlyle CLO	05/20/20	1.000%(M)	EUR	1,696	*	1,240	—	1,240	Goldman Sachs International
Carlyle CLO	05/20/20	0.500%(M)		179	*	60	—	60	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/28/20	1.250%(M)		146	8.693%	10	—	10	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		456	4.550%	32	—	32	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		336	19.740%	23	—	23	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		318	4.550%	22	—	22	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		239	6.940%	17	—	17	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		234	6.940%	16	—	16	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		162	0.227%	11	—	11	Goldman Sachs International

See Notes to Financial Statements.

90

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	05/28/20	1.250%(M)		162	7.460%	$11	$—	$11	Goldman Sachs International
Covenant	05/20/20	0.500%(M)		69	0.500%	23	—	23	Goldman Sachs International
Crestline Denali Capital	05/20/20	0.500%(M)		318	0.500%	106	—	106	Goldman Sachs International
CSAM CLO	05/20/20	1.000%(M)	EUR	587	*	429	—	429	Goldman Sachs International
CSAM CLO	05/20/20	0.500%(M)		308	0.500%	103	—	103	Goldman Sachs International
CSAM CLO	05/20/20	0.500%(M)		246	0.500%	82	—	82	Goldman Sachs International
CVC CLO	05/20/20	1.000%(M)	EUR	756	*	552	—	552	Goldman Sachs International
CVC CLO	05/20/20	0.500%(M)	EUR	445	0.500%	163	—	163	Goldman Sachs International
CVC CLO	05/20/20	0.500%(M)	EUR	365	*	133	—	133	Goldman Sachs International
DFG CLO	05/20/20	0.500%(M)		232	0.500%	77	—	77	Goldman Sachs International
Eagle RE Ltd.	05/29/20	1.250%(M)		638	*	44	—	44	Goldman Sachs International
GLG Silvermine CLO	05/20/20	0.500%(M)		208	0.500%	69	—	69	Goldman Sachs International
GMAC Home Equity	05/29/20	1.250%(M)		349	*	24	—	24	Goldman Sachs International

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	05/28/20	1.250%(M)		507	11.990%	$35	$—	$35	Goldman Sachs International
GS Mortgage Securities Trust	05/28/20	1.250%(M)		190	14.866%	13	—	13	Goldman Sachs International
GSAMP Home Equity	05/29/20	1.250%(M)		360	*	25	—	25	Goldman Sachs International
GSO CLO	05/20/20	0.500%(M)	EUR	350	0.500%	128	—	128	Goldman Sachs International
GSO CLO	05/20/20	0.500%(M)	EUR	199	0.500%	73	—	73	Goldman Sachs International
GSRPM Mortgage Loan Trust	05/29/20	1.250%(M)		175	*	6	—	6	Goldman Sachs International
Guggenheim CLO	05/20/20	0.500%(M)		1,312	*	437	—	437	Goldman Sachs International
HPS CLO	05/20/20	0.500%(M)		27	0.500%	9	—	9	Goldman Sachs International
ICG CLO	05/20/20	0.500%(M)		184	0.500%	61	—	61	Goldman Sachs International
Investcorp CLO	05/20/20	0.500%(M)	EUR	334	0.500%	122	—	122	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)		436	*	30	—	30	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)		328	*	23	—	23	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)		131	*	9	—	9	Goldman Sachs International

See Notes to Financial Statements.

92

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Loomis Sayles & Company LP	05/20/20	0.500%(M)		33	0.500%	$11	$—	$11	Goldman Sachs International
MJX CLO	05/20/20	0.500%(M)		268	49.970%	89	—	89	Goldman Sachs International
Morgan Stanley BAML Trust	05/28/20	1.250%(M)		234	6.940%	16	—	16	Goldman Sachs International
Morgan Stanley Capital I Trust	05/28/20	1.250%(M)		215	*	15	—	15	Goldman Sachs International
Morgan Stanley Capital I Trust	05/28/20	1.250%(M)		133	31.072%	9	—	9	Goldman Sachs International
Oaktree CLO	05/20/20	0.500%(M)	EUR	176	0.500%	64	—	64	Goldman Sachs International
Octagon CLO	05/20/20	0.500%(M)		226	0.500%	75	—	75	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		508	*	169	—	169	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		224	0.500%	75	—	75	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		112	0.500%	37	—	37	Goldman Sachs International
Permira Advisers LLC	05/20/20	0.500%(M)	EUR	498	0.500%	182	—	182	Goldman Sachs International
Pinebridge CLO	05/20/20	0.500%(M)	EUR	347	0.500%	127	—	127	Goldman Sachs International
Pretium	05/20/20	0.500%(M)		3,086	0.500%	1,028	—	1,028	Goldman Sachs International

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Sallie Mae Bank	05/28/20	1.750%(M)		14,375	*	$4,193	$(3,494)	$7,687	Goldman Sachs International
Sallie Mae Bank	05/28/20	1.750%(M)		14,375	*	4,193	(3,494)	7,687	Goldman Sachs International
Saratoga CLO	05/20/20	0.500%(M)		2,700	*	900	—	900	Goldman Sachs International
Shenkman Capital	05/20/20	0.500%(M)		159	0.500%	53	—	53	Goldman Sachs International
Shenkman Capital	05/20/20	0.500%(M)		27	0.500%	9	—	9	Goldman Sachs International
Sound Point CLO Ltd.	05/20/20	0.500%(M)		519	*	173	—	173	Goldman Sachs International
Steele Creek	05/20/20	0.500%(M)		744	*	248	—	248	Goldman Sachs International
Steele Creek	05/20/20	0.500%(M)		247	0.500%	82	—	82	Goldman Sachs International
Symphony CLO	05/20/20	0.500%(M)		262	0.500%	87	—	87	Goldman Sachs International
TCW CLO	05/20/20	1.000%(M)		232	*	155	—	155	Goldman Sachs International
THL CLO	05/20/20	0.500%(M)		107	*	36	—	36	Goldman Sachs International
Tikehau CLO	05/20/20	1.000%(M)	EUR	2,068	1.000%	1,510	—	1,510	Goldman Sachs International
WAMU POA	05/29/20	1.250%(M)		134	*	9	—	9	Goldman Sachs International

See Notes to Financial Statements.

94

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wellfleet CLO	05/20/20	0.500%(M)	548	*	$183	$—	$183	Goldman Sachs International
Wellfleet CLO	05/20/20	0.500%(M)	26	49.970%	9	—	9	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	665	*	46	—	46	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	164	8.937%	11	—	11	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	148	4.670%	10	—	10	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	120	*	8	—	8	Goldman Sachs International
Wells Fargo Home Equity	05/29/20	1.250%(M)	257	*	18	—	18	Goldman Sachs International
Wells Fargo Home Equity	05/29/20	1.250%(M)	175	*	12	—	12	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	05/28/20	1.250%(M)	62	*	4	—	4	Goldman Sachs International

					$20,034	$(6,988)	$27,022

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Hellenic Republic	06/20/23	1.000%(Q)	1,000	$18,140	$62,360	$(44,220)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	(54,425)	(70,234)	15,809	Bank of America, N.A.
Republic of Argentina	06/20/21	5.000%(Q)	3,315	2,436,825	886,899	1,549,926	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/22	5.000%(Q)	1,200	890,019	534,659	355,360	Citibank, N.A.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	1,400	$40,684	$5,587	$35,097	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	40,248	13,715	26,533	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	13,368	5,110	8,258	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	13,368	4,684	8,684	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	13,222	1,688	11,534	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	6,975	958	6,017	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	1,000	61,210	(11,044)	72,254	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	440	26,934	2,877	24,057	Citibank, N.A.

				$3,506,568	$1,437,259	$2,069,309

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/20	1.000%(Q)		5,000	0.903%	$6,519	$5,937	$582	BNP Paribas S.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	2,300	0.351%	5,260	3,043	2,217	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)		5,300	4.030%	(245,420)	47,227	(292,647)	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)		8,835	1.233%	7,393	8,802	(1,409)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		1,000	2.099%	(31,944)	(77,795)	45,851	Bank of America, N.A.
Hellenic Republic	12/20/23	1.000%(Q)		10,000	2.228%	(412,779)	(948,705)	535,926	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		1,000	2.325%	(50,349)	(168,517)	118,168	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)		10,000	2.605%	(806,167)	(1,498,571)	692,404	Bank of America, N.A.
Hellenic Republic	12/20/25	1.000%(Q)		3,700	2.605%	(298,282)	(554,670)	256,388	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		885	1.493%	(16,493)	3,362	(19,855)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)		4,400	0.893%	19,784	48,517	(28,733)	Bank of America, N.A.

See Notes to Financial Statements.

96

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	9.283%	$(2,042,080)	$(891,572)	$(1,150,508)	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	9.283%	(251,749)	(46,881)	(204,868)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	9.283%	(249,587)	(55,792)	(193,795)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	9.283%	(83,195)	(19,058)	(64,137)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	9.283%	(83,196)	(18,713)	(64,483)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	9.283%	(82,116)	(15,364)	(66,752)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	9.283%	(42,139)	(7,843)	(34,296)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	1,000	8.941%	(281,052)	(48,461)	(232,591)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	8.941%	(123,662)	(38,529)	(85,133)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	3,315	250.258%	(2,471,768)	(1,363,757)	(1,108,011)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	1,200	250.258%	(894,758)	(614,115)	(280,643)	Citibank, N.A.
Republic of Ecuador	12/20/20	5.000%(Q)	1,000	302.577%	(647,058)	(16,884)	(630,174)	Barclays Bank PLC
Republic of Indonesia	09/20/20	1.000%(Q)	8,000	0.649%	20,440	(80,291)	100,731	Barclays Bank PLC
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.528%	32,861	36,581	(3,720)	BNP Paribas S.A.
United Mexican States	12/20/20	1.000%(Q)	7,000	0.884%	13,408	(43,688)	57,096	Goldman Sachs International

					$(9,008,129)	$(6,355,737)	$(2,652,392)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	174,375	$(223,219)	$1,456,606	$1,679,825

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.33.V3	12/20/24	5.000%(Q)	28,894	6.534%	$(2,167,074)	$(1,489,679)	$677,395

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.Beijing 1Y 30% - 100%^††	12/20/20	0.000%	23,800	*	$(14,117)	$(8,849)	$(5,268)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	10,000	*	(299,111)	108,838	(407,949)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	(59,823)	(64,477)	4,654	JPMorgan Securities LLC

					$(373,051)	$35,512	$(408,563)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

98

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

††	See the table below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of CDX.Beijing 1Y 30% - 100% Index credit default swap with Citibank, N.A., as of April 30, 2020, termination date 12/20/20:

Credit Default Swaps:

Reference Entity	Notional	Market Value	% of Total Index Value
Diamond Offshore Drilling, Inc.	1,000,000	$(907,267)	1.08%
Whiting Petroleum Corp.	1,000,000	(894,910)	1.08%
Transocean, Inc.	1,000,000	(250,224)	1.08%
TUI AG	1,000,000	(166,308)	1.08%
Royal Caribbean Cruises Ltd.	1,000,000	(118,997)	1.08%
Avis Budget Group, Inc.	1,000,000	(96,324)	1.08%
United States Steel Corp.	1,000,000	(71,443)	1.08%
Realogy Group LLC	1,000,000	(61,590)	1.08%
American Axle & Manufacturing, Inc.	1,000,000	(52,988)	1.08%
Iceland Bondco PLC	1,000,000	(52,974)	1.08%
Murphy Oil Corp.	1,000,000	(42,409)	1.08%
Ford Motor Co.	1,000,000	(41,691)	1.08%
Encana Corp.	1,000,000	(30,997)	1.08%
Hapag-Lloyd AG	1,000,000	(28,237)	1.08%
Ford Motor Credit Co. LLC	1,000,000	(21,534)	1.08%
Rolls-Royce PLC	1,000,000	(18,951)	1.08%
Goodyear Tire & Rubber Co. (The)	1,000,000	(16,352)	1.08%
International Lease Finance Corp.	1,000,000	(14,944)	1.08%
Nordstrom, Inc.	1,000,000	(13,569)	1.08%
Univision Communications, Inc.	1,000,000	(13,054)	1.08%

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Reference Entity	Notional	Market Value	% of Total Index Value
CIT Group, Inc.	1,000,000	(11,856)	1.08%
Valeo SA	1,000,000	(10,636)	1.08%
General Motors Co.	1,000,000	(10,337)	1.08%
Renault SA	1,000,000	(9,528)	1.08%
Gap, Inc. (The)	1,000,000	(9,510)	1.08%
Vale SA	1,000,000	(9,316)	1.08%
thyssenkrupp AG	1,000,000	(8,259)	1.08%
Expedia Group, Inc.	1,000,000	(8,167)	1.08%
Toll Brothers, Inc.	1,000,000	(7,441)	1.08%
America Movil SAB de CV	1,000,000	(6,978)	1.08%
Next PLC	1,000,000	(6,658)	1.08%
AT&T Inc.	1,000,000	(6,554)	1.08%
Arconic, Inc.	1,000,000	(6,488)	1.08%
Aegon NV	1,000,000	(6,135)	1.08%
Matterhorn Telecom Holding S.A	1,000,000	(5,867)	1.08%
Ceconomy AG	1,000,000	(5,765)	1.08%
INEOS Group Holdings SA	1,000,000	(5,581)	1.08%
Liberty Interactive LLC	1,000,000	(5,547)	1.08%
Stonegate Pub Company Financing PLC	1,000,000	(5,466)	1.08%
Heathrow Funding Ltd.	1,000,000	(5,154)	1.08%
Ally Financial, Inc.	1,000,000	(5,085)	1.08%
Premier Foods PLC	1,000,000	(4,842)	1.08%
Banco de Sabadell SA	1,000,000	(4,431)	1.08%
Volkswagen AG	1,000,000	(4,343)	1.08%
Altice France SA	1,000,000	(4,231)	1.08%
M.D.C. Holdings, Inc.	1,000,000	(3,904)	1.08%
UPC Holding BV	1,000,000	(3,563)	1.08%
Daimler AG	1,000,000	(3,550)	1.08%
Meritor, Inc.	1,000,000	(3,512)	1.08%
Yum! Brands, Inc.	1,000,000	(3,510)	1.08%

		$3,106,977

Interest rate swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	16,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(78)	$322,496	$322,574
BRL	66,745	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(170,816)	(170,816)
BRL	18,614	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	93,126	93,126
BRL	21,128	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	113,054	113,054

See Notes to Financial Statements.

100

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	17,000	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	$—	$(12,037)	$(12,037)
CNH	51,840	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	184	351,731	351,547
CNH	147,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	996,377	996,377
CNH	43,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(40)	315,654	315,694
CNH	37,800	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(23)	255,663	255,686
COP	11,070,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	104,472	104,472
COP	12,642,920	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	128,095	128,095
COP	7,821,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	63,055	63,055
COP	5,472,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	45,174	45,174
COP	7,813,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	63,766	63,766
EUR	79,640	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(190,612)	(100,910)	89,702
EUR	17,665	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(92,520)	(125,430)	(32,910)
EUR	20,545	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	43,876	(299,488)	(343,364)
EUR	15,410	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(342,416)	(654,515)	(312,099)
EUR	350	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	76,560	98,168	21,608
GBP	4,050	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(128,381)	(184,221)	(55,840)
GBP	4,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(91,874)	(269,460)	(177,586)
GBP	4,465	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(300,329)	(488,121)	(187,792)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(61,374)	(196,178)	(134,804)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	277,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	$—	$9,081	$9,081
HUF	4,370,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	153,913	153,913
HUF	1,234,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	113,929	113,929
JPY	7,870,930	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(10,392)	(10,392)
NZD	6,000	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	269,058	269,058
	2,064,435	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	37,134,218	(9,176,563)	(46,310,781)
	214,000	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	4,810,235	4,810,235
	540,245	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	517,187	8,887,040	8,369,853
	387,600	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	1,619,760	6,708,973	5,089,213
	153,360	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(2,649,463)	(11,954,883)	(9,305,420)
	36,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(584,659)	(3,549,409)	(2,964,750)
	4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	(381,952)	(382,133)
	44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	453	(3,896,677)	(3,897,130)
	53,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	38,163	(6,182,134)	(6,220,297)
	5,554	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(7,728)	(707,609)	(699,881)
	9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(1,048,529)	(1,048,529)
	44,715	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(540,639)	(8,773,601)	(8,232,962)
	165,270	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	(2,793,744)	(21,609,460)	(18,815,716)
	8,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(865,375)	(865,375)
	10,510	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	(18,924)	166,253	185,177
	4,130	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(468,206)	(468,206)

See Notes to Financial Statements.

102

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	6,175	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	$(308,750)	$(1,012,197)	$(703,447)
	36,820	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	2,359,433	(14,921,138)	(17,280,571)
	95	05/11/49	2.500%(A)	1 Day USOIS(1)(A)	(16,853)	(50,998)	(34,145)
	9,800	03/13/50	0.530%(A)	1 Day USOIS(1)(A)	—	128,006	128,006
ZAR	76,100	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(3,500)	(106,227)	(102,727)
ZAR	99,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(30,743)	(129,279)	(98,536)
ZAR	52,900	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,415	(50,210)	(51,625)
ZAR	54,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(515)	(6,758)	(6,243)
ZAR	36,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(356)	4,352	4,708
ZAR	100,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	(12,123)	(12,123)
ZAR	10,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(232)	55,708	55,940
ZAR	19,100	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(87)	56,124	56,211
ZAR	45,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(967)	259,749	260,716

					$33,626,623	$(62,841,644)	$(96,468,267)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	3,453	$14,034	$(8,559)	$22,593

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,782,405	$(6,911,141)	$17,322,196	$(18,456,113)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$33,635,000	$15,030,154

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$11,437,271	$—
Collateralized Loan Obligations	—	264,030,010	—
Consumer Loans	—	31,771,491	—
Home Equity Loans	—	19,877,306	—
Other	—	2,665,861	—
Residential Mortgage-Backed Securities	—	58,962,908	—
Student Loans	—	50,037,940	—
Bank Loans	—	42,234,241	15,692,074
Commercial Mortgage-Backed Securities	—	142,158,135	—
Corporate Bonds	—	526,769,378	—
Municipal Bonds	—	33,534,982	—
Residential Mortgage-Backed Securities	—	81,020,884	24,542,153

See Notes to Financial Statements.

104

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds	$—	$145,572,152	$—
U.S. Treasury Obligations	—	24,396,767	—
Common Stock	427,932	—	—
Affiliated Mutual Funds	78,551,842	—	—
Options Purchased	—	170,650,079	—

Total	$78,979,774	$1,605,119,405	$40,234,227

Liabilities
Options Written	$—	$(172,379,489)	$—

Other Financial Instruments*
Assets
Futures Contracts	$36,184,275	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	74,878,497	—
OTC Cross Currency Exchange Contracts	—	9,033,098	—
OTC Packaged Credit Default Swap Agreements	—	13,271,117	—
Centrally Cleared Credit Default Swap Agreements	—	2,357,220	—
OTC Credit Default Swap Agreements	—	3,666,658	20,034
Centrally Cleared Interest Rate Swap Agreements	—	22,469,970	—
OTC Total Return Swap Agreement	—	14,034	—

Total	$36,184,275	$125,690,594	$20,034

Liabilities
Futures Contracts	$(40,657,782)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(71,203,372)	—
OTC Cross Currency Exchange Contracts	—	(4,000,420)	—
OTC Packaged Credit Default Swap Agreements	—	(13,693,226)	—
OTC Credit Default Swap Agreements	—	(9,527,153)	(14,117)
Centrally Cleared Interest Rate Swap Agreements	—	(118,938,237)	—

Total	$(40,657,782)	$(217,362,408)	$(14,117)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities	Options Written	OTC Credit Default Swap Agreements
Balance as of 10/31/19	$14,301,819	$26,300,000	$—	$30,838
Realized gain (loss)	—	—	28,440	27,944

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Bank Loans	Residential Mortgage-Backed Securities	Options Written	OTC Credit Default Swap Agreements
Change in unrealized appreciation (depreciation)	$(4,103,755)	$(442,224)	$(28,990)	$5,917
Purchases/Exchanges/Issuances	5,958,900	—	—	—
Sales/Paydowns	—	(1,315,623)	550	(58,782)
Accrued discount/premium	—	—	—	—
Transfers into of Level 3	—	—	—	—
Transfers out of Level 3	(464,890)	—	—	—

Balance as of 4/30/20	$15,692,074	$24,542,153	$—	$5,917

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(4,103,755)	$(442,224)	$—	$5,917

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2020	Valuation Methodology	Unobservable Inputs
Bank Loans	$5,532,947	Market Approach	Single Broker Indicative Quote
Bank Loans	10,159,127	Formula Pricing	Estimated Enterprise Value
Residential Mortgage-Backed Securities	24,542,153	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	5,917	Market Approach	Single Broker Indicative Quote

	$40,240,144

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$464,890	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Collateralized Loan Obligations	17.0%	Affiliated Mutual Funds (5.1% represents investments purchased with collateral from securities on loan)	5.1%
Options Purchased	11.0	Student Loans	3.2
Residential Mortgage-Backed Securities	10.6	Retail	2.8
Sovereign Bonds	9.4	Chemicals	2.8
Commercial Mortgage-Backed Securities	9.2	Oil & Gas	2.6
Banks	5.7

See Notes to Financial Statements.

106

Industry Classification (continued):

Pharmaceuticals	2.5%	Computers	0.2%
Commercial Services	2.4	Miscellaneous Manufacturing	0.2
Electric	2.3	Engineering & Construction	0.2
Municipal Bonds	2.2	Other	0.2
Consumer Loans	2.1	Leisure Time	0.2
U.S. Treasury Obligations	1.6	Water	0.1
Home Builders	1.5	Internet	0.1
Foods	1.4	Mining	0.1
Home Equity Loans	1.3	Advertising	0.1
Telecommunications	1.2	Lodging	0.1
Media	1.2	Energy-Alternate Sources	0.1
Pipelines	0.9	Forest Products & Paper	0.0	*
Building Materials	0.9	Agriculture	0.0	*
Insurance	0.8	Oil, Gas & Consumable Fuels	0.0	*
Auto Manufacturers	0.8	Beverages	0.0	*
Entertainment	0.7	Savings & Loans	0.0	*
Automobiles	0.7	Oil & Gas Services	0.0	*
Aerospace & Defense	0.7	Textiles	0.0	*
Packaging & Containers	0.7	Electronics	0.0	*
Electrical Components & Equipment	0.7	Machinery-Diversified	0.0	*
Diversified Financial Services	0.6		111.3
Auto Parts & Equipment	0.6	Options Written	(11.1)
Real Estate	0.5	Liabilities in excess of other assets	(0.2)
Healthcare-Services	0.4		100.0%
Software	0.4
Gas	0.4
Airlines	0.3
Real Estate Investment Trusts (REITs)	0.3
Healthcare-Products	0.2

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	107

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,357,220	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	1,782,405		Premiums received for OTC swap agreements	6,902,582
Credit contracts	—	—		Options written outstanding, at value	1,084,486
Credit contracts	Unrealized appreciation on OTC swap agreements	17,299,603		Unrealized depreciation on OTC swap agreements	18,456,113
Foreign exchange contracts	Unaffiliated investments	168,409,074		Options written outstanding, at value	171,295,003
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	9,033,098		Unrealized depreciation on OTC cross currency exchange contracts	4,000,420
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	74,878,497		Unrealized depreciation on OTC forward foreign currency exchange contracts	71,203,372
Interest rate contracts	Due from/to broker-variation margin futures	36,184,275	*	Due from/to broker-variation margin futures	40,657,782	*
Interest rate contracts	Due from/to broker-variation margin swaps	22,469,970	*	Due from/to broker-variation margin swaps	118,938,237	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	8,559
Interest rate contracts	Unaffiliated investments	2,241,005		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	22,593		—	—

		$334,677,740			$432,546,554

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

108

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written		Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(275,019)	$(5,975,393	)$	—	$—	$(17,726,109)
Foreign exchange contracts	(50,335,355)	47,531,044		—	10,446,893	—
Interest rate contracts	(77,000)	28,440		70,573,411	—	(199,002,404)

Total	$(50,687,374)	$41,584,091		$70,573,411	$10,446,893	$(216,728,513)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$36,687	$(919,090)	$—	$—	$(2,510,336)
Foreign exchange contracts	110,624,570	(108,798,574)	—	1,776,813	—
Interest rate contracts	824,979	(28,990)	2,473,138	—	96,906,485

Total	$111,486,236	$(109,746,654)	$2,473,138	$1,776,813	$94,396,149

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$115,237,941	$4,431,708,268	$1,753,530,886	$3,244,468,424	$920,598,563

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$1,205,132,057	$185,025,213	$6,068,013,702	$460,180,000

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$496,192,168	$3,638,333

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	109

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$77,747,080	$(77,747,080)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$27,216,196	$(31,944,596)	$(4,728,400)	$4,728,400	$—
Barclays Bank PLC	10,148,860	(13,943,944)	(3,795,084)	2,952,156	(842,928)
BNP Paribas S.A.	4,007,634	(8,337,569)	(4,329,935)	2,451,545	(1,878,390)
Citibank, N.A.	63,271,959	(63,570,958)	(298,999)	—	(298,999)
Credit Suisse International	429,067	(467,303)	(38,236)	38,236	—
Deutsche Bank AG	60,357,167	(52,411,664)	7,945,503	(7,945,503)	—
Goldman Sachs International	26,498,142	(22,712,291)	3,785,851	(3,228,564)	557,287
HSBC Bank USA, N.A.	4,742,408	(2,457,541)	2,284,867	(2,284,867)	—
JPMorgan Chase Bank, N.A.	3,201,151	(5,116,459)	(1,915,308)	876,407	(1,038,901)
JPMorgan Securities LLC	4,654	(64,477)	(59,823)	—	(59,823)
Morgan Stanley & Co. International PLC	73,230,765	(71,614,583)	1,616,182	—	1,616,182

See Notes to Financial Statements.

110

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
The Toronto-Dominion Bank	$242,163	$(269,654)	$(27,491)	$27,491	$—
UBS AG	316,109	(39,496)	276,613	(273,135)	3,478

	$273,666,275	$(272,950,535)	$715,740	$(2,657,834)	$(1,942,094)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	111

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $77,747,080:
Unaffiliated investments (cost $1,718,276,786)	$1,645,781,564
Affiliated investments (cost $78,500,846)	78,551,842
Cash segregated for counterparty - OTC	4,458,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	74,878,497
Receivable for investments sold	40,723,043
Deposit with broker for centrally cleared/exchange-traded derivatives	33,635,000
Receivable for Fund shares sold	17,829,502
Unrealized appreciation on OTC swap agreements	17,322,196
Dividends and interest receivable	14,873,332
Unrealized appreciation on OTC cross currency exchange contracts	9,033,098
Premiums paid for OTC swap agreements	1,782,405
Due from broker—variation margin swaps	16,659
Prepaid expenses	359,395

Total Assets	1,939,244,533

Liabilities
Options written outstanding, at value (proceeds received $122,159,622)	172,379,489
Payable to broker for collateral for securities on loan	78,408,998
Unrealized depreciation on OTC forward foreign currency exchange contracts	71,203,372
Payable for Fund shares reacquired	27,106,320
Unrealized depreciation on OTC swap agreements	18,456,113
Premiums received for OTC swap agreements	6,911,141
Payable to custodian	4,905,321
Unrealized depreciation on OTC cross currency exchange contracts	4,000,420
Payable for investments purchased	3,503,201
Due to broker—variation margin futures	1,538,354
Dividends payable	806,054
Management fee payable	704,368
Accrued expenses and other liabilities	665,978
Distribution fee payable	89,805
Affiliated transfer agent fee payable	7,895

Total Liabilities	390,686,829

Net Assets	$1,548,557,704

Net assets were comprised of:
Shares of beneficial interest, at par	$184,235
Paid-in capital in excess of par	1,948,358,057
Total distributable earnings (loss)	(399,984,588)

Net assets, April 30, 2020	$1,548,557,704

See Notes to Financial Statements.

112

Class A
Net asset value and redemption price per share, ($100,339,762 ÷ 11,982,111 shares of beneficial interest issued and outstanding)	$8.37
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.65

Class C
Net asset value, offering price and redemption price per share, ($82,380,297 ÷ 9,807,570 shares of beneficial interest issued and outstanding)	$8.40

Class Z
Net asset value, offering price and redemption price per share, ($1,246,074,584 ÷ 148,134,762 shares of beneficial interest issued and outstanding)	$8.41

Class R6
Net asset value, offering price and redemption price per share, ($119,763,061 ÷ 14,310,075 shares of beneficial interest issued and outstanding)	$8.37

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	113

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income	$46,910,545
Affiliated dividend income	928,253
Income from securities lending, net (including affiliated income of $192,407)	396,889
Unaffiliated dividend income (net of $6,126 foreign withholding tax)	33,954

Total income	48,269,641

Expenses
Management fee	6,479,237
Distribution fee(a)	644,381
Transfer agent’s fees and expenses (including affiliated expense of $21,630)(a)	1,152,950
Custodian and accounting fees	195,856
Shareholders’ reports	86,250
Registration fees(a)	66,514
Audit fee	33,478
Trustees’ fees	23,059
Legal fees and expenses	15,012
Miscellaneous	44,540

Total expenses	8,741,277
Less: Fee waiver and/or expense reimbursement(a)	(291,982)

Net expenses	8,449,295

Net investment income (loss)	39,820,346

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(92,708))	(90,862,480)
Futures transactions	70,573,411
Forward and cross currency contract transactions	10,446,893
Options written transactions	41,584,091
Swap agreement transactions	(216,728,513)
Foreign currency transactions	(3,442,551)

(188,429,149)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $23,018)	(53,304,633)
Futures	2,473,138
Forward and cross currency contracts	1,776,813
Options written	(109,746,654)
Swap agreements	94,396,149
Foreign currencies	533,403

(63,871,784)

Net gain (loss) on investment and foreign currency transactions	(252,300,933)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(212,480,587)

See Notes to Financial Statements.

114

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	161,633	482,748	—	—
Transfer agent’s fees and expenses	49,017	38,709	1,061,888	3,336
Registration fees	13,116	9,804	33,666	9,928
Fee waiver and/or expense reimbursement	(2,752)	(2,018)	(285,596)	(1,616)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	115

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,820,346	$86,214,716
Net realized gain (loss) on investment and foreign currency transactions	(188,429,149)	214,221,484
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(63,871,784)	(181,283,240)

Net increase (decrease) in net assets resulting from operations	(212,480,587)	119,152,960

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,315,424)	(8,223,808)
Class C	(4,347,012)	(5,131,810)
Class Z	(94,143,740)	(127,037,946)
Class R6	(4,167,163)	(5,142,914)

	(108,973,339)	(145,536,478)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	469,777,119	1,253,284,816
Net asset value of shares issued in reinvestment of dividends and distributions	92,368,743	118,802,617
Cost of shares reacquired	(1,061,633,289)	(1,594,437,537)

Net increase (decrease) in net assets from Fund share transactions	(499,487,427)	(222,350,104)

Total increase (decrease)	(820,941,353)	(248,733,622)

Net Assets:
Beginning of period	2,369,499,057	2,618,232,679

End of period	$1,548,557,704	$2,369,499,057

See Notes to Financial Statements.

116

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”).

The investment objective of the Fund is seek positive returns over the long term, regardless of market conditions.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Absolute Return Bond Fund	117

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally

118

classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the

PGIM Absolute Return Bond Fund	119

Notes to Financial Statements (unaudited) (continued)

sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

120

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or

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Notes to Financial Statements (unaudited) (continued)

paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

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by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

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Notes to Financial Statements (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

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represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events

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Notes to Financial Statements (unaudited) (continued)

applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is

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marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and

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Notes to Financial Statements (unaudited) (continued)

currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective December 13, 2019, the management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.59% of the Fund’s average daily net assets up to and including $2.5 billion, 0.565% of the next $2.5 billion and 0.54% of the average daily net assets in excess of $5 billion. Prior to December 13, 2019, the management fee paid to the Manager was accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to and including $2.5 billion, 0.625% of the next

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$2.5 billion and 0.60% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.61% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.73% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses an any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2020, PIMS received $50,129 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $8,415 and $8,253 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

For the reporting period ended April 30, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized loss as a result of 17a-7 sales transactions were as follows:

	Purchases	Sales	Realized Loss
Absolute Return Bond	$—	$48,097,396	$(9,914,794)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $237,486,087 and $658,477,833, respectively.

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A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$178,177,086	$389,548,697	$567,702,969	$—	$—	$22,814	22,814	$928,253
PGIM Institutional Money Market Fund*
144,109,020	146,453,376	211,963,678	23,018	(92,708)	78,529,028	78,544,737	192,407	**

$322,286,106	$536,002,073	$779,666,647	$23,018	$(92,708)	$78,551,842		$1,120,660

*	The Fund did not have any capital gain distributions during the reporting period.

**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$1,676,698,951

Gross Unrealized Appreciation	310,153,108
Gross Unrealized Depreciation	(531,037,546)

Net Unrealized Depreciation	$(220,884,438)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on

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Notes to Financial Statements (unaudited) (continued)

a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,179	—%*
Class R6	5,693,715	40%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	9	86%

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	1,890,564	$17,953,137
Shares issued in reinvestment of dividends and distributions	544,652	5,098,937
Shares reacquired	(5,270,675)	(47,682,716)

Net increase (decrease) in shares outstanding before conversion	(2,835,459)	(24,630,642)
Shares issued upon conversion from other share class(es)	628,304	5,797,300
Shares reacquired upon conversion into other share class(es)	(496,765)	(4,561,028)

Net increase (decrease) in shares outstanding	(2,703,920)	$(23,394,370)

Year ended October 31, 2019:
Shares sold	4,442,099	$43,073,266
Shares issued in reinvestment of dividends and distributions	689,827	6,662,583
Shares reacquired	(6,378,260)	(61,800,433)

Net increase (decrease) in shares outstanding before conversion	(1,246,334)	(12,064,584)
Shares issued upon conversion from other share class(es)	1,689,345	16,378,210
Shares reacquired upon conversion into other share class(es)	(884,547)	(8,584,142)

Net increase (decrease) in shares outstanding	(441,536)	$(4,270,516)

Class C
Six months ended April 30, 2020:
Shares sold	953,732	$9,086,876
Shares issued in reinvestment of dividends and distributions	384,711	3,615,948
Shares reacquired	(1,773,670)	(15,945,441)

Net increase (decrease) in shares outstanding before conversion	(435,227)	(3,242,617)
Shares reacquired upon conversion into other share class(es)	(326,932)	(3,090,608)

Net increase (decrease) in shares outstanding	(762,159)	$(6,333,225)

Year ended October 31, 2019:
Shares sold	2,984,321	$29,019,658
Shares issued in reinvestment of dividends and distributions	448,654	4,344,042
Shares reacquired	(2,673,798)	(25,968,771)

Net increase (decrease) in shares outstanding before conversion	759,177	7,394,929
Shares reacquired upon conversion into other share class(es)	(1,023,713)	(9,963,113)

Net increase (decrease) in shares outstanding	(264,536)	$(2,568,184)

Class Z
Six months ended April 30, 2020:
Shares sold	41,178,899	$384,145,928
Shares issued in reinvestment of dividends and distributions	8,443,709	79,494,643
Shares reacquired	(110,555,371)	(982,473,038)

Net increase (decrease) in shares outstanding before conversion	(60,932,763)	(518,832,467)
Shares issued upon conversion from other share class(es)	667,341	6,188,321
Shares reacquired upon conversion into other share class(es)	(482,137)	(4,422,251)

Net increase (decrease) in shares outstanding	(60,747,559)	$(517,066,397)

Year ended October 31, 2019:
Shares sold	119,018,503	$1,158,478,172
Shares issued in reinvestment of dividends and distributions	10,582,780	102,671,705
Shares reacquired	(139,843,800)	(1,358,727,738)

Net increase (decrease) in shares outstanding before conversion	(10,242,517)	(97,577,861)
Shares issued upon conversion from other share class(es)	1,195,240	11,644,060
Shares reacquired upon conversion into other share class(es)	(1,001,402)	(9,741,366)

Net increase (decrease) in shares outstanding	(10,048,679)	$(95,675,167)

PGIM Absolute Return Bond Fund	133

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	7,102,416	$58,591,178
Shares issued in reinvestment of dividends and distributions	448,907	4,159,215
Shares reacquired	(1,738,940)	(15,532,094)

Net increase (decrease) in shares outstanding before conversion	5,812,383	47,218,299
Shares issued upon conversion from other share class(es)	10,392	88,266

Net increase (decrease) in shares outstanding	5,822,775	$47,306,565

Year ended October 31, 2019:
Shares sold	2,344,839	$22,713,720
Shares issued in reinvestment of dividends and distributions	530,628	5,124,287
Shares reacquired	(15,116,581)	(147,940,595)

Net increase (decrease) in shares outstanding before conversion	(12,241,114)	(120,102,588)
Shares issued upon conversion from other share class(es)	30,127	291,306
Shares reacquired upon conversion into other share class(es)	(2,578)	(24,955)

Net increase (decrease) in shares outstanding	(12,213,565)	$(119,836,237)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

134

to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 7 days that the Fund had loans outstanding during the period was approximately $46,584,857, borrowed at a weighted average interest rate of 2.04%. The maximum loan outstanding amount during the period was $65,306,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may

PGIM Absolute Return Bond Fund	135

Notes to Financial Statements (unaudited) (continued)

be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

136

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Absolute Return Bond Fund	137

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.73	$9.82	$9.93	$9.59	$9.48	$9.79
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.31	0.27	0.23	0.25	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)	0.13	(0.05)	0.33	0.06	(0.30)
Total from investment operations	(0.91)	0.44	0.22	0.56	0.31	(0.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.53)	(0.33)	(0.22)	(0.15)	(0.21)
Tax return of capital distributions	-	-	-	-	(0.05)	(0.03)
Distributions from net realized gains	(0.30)	-	-	-	-	-
Total dividends and distributions	(0.45)	(0.53)	(0.33)	(0.22)	(0.20)	(0.24)
Net asset value, end of period	$8.37	$9.73	$9.82	$9.93	$9.59	$9.48
Total Return(b):	(9.77)%	4.71%	2.21%	5.95%	3.36%	(0.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100,340	$142,879	$148,609	$119,969	$197,713	$315,214
Average net assets (000)	$130,017	$147,612	$142,613	$145,290	$246,082	$383,950
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.98% (f)	1.02%	1.03%	1.15%	1.15%	1.15%
Expenses before waivers and/or expense reimbursement	0.98% (f)	1.02%	1.04%	1.22%	1.24%	1.24%
Net investment income (loss)	3.54% (f)	3.24%	2.72%	2.31%	2.67%	2.39%
Portfolio turnover rate(g)	13%	50%	52%	72%	38%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

138

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.76	$9.85	$9.96	$9.62	$9.51	$9.82
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.24	0.19	0.15	0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)	0.13	(0.05)	0.34	0.06	(0.31)
Total from investment operations	(0.94)	0.37	0.14	0.49	0.24	(0.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.46)	(0.25)	(0.15)	(0.10)	(0.13)
Tax return of capital distributions	-	-	-	-	(0.03)	(0.03)
Distributions from net realized gains	(0.30)	-	-	-	-	-
Total dividends and distributions	(0.42)	(0.46)	(0.25)	(0.15)	(0.13)	(0.16)
Net asset value, end of period	$8.40	$9.76	$9.85	$9.96	$9.62	$9.51
Total Return(b):	(9.98)%	3.80%	1.43%	5.16%	2.59%	(1.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,380	$103,133	$106,734	$98,789	$118,092	$161,679
Average net assets (000)	$97,080	$107,605	$102,866	$106,174	$135,510	$183,419
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.74% (e)	1.78%	1.79%	1.90%	1.90%	1.90%
Expenses before waivers and/or expense reimbursement	1.74% (e)	1.78%	1.80%	1.97%	1.99%	1.97%
Net investment income (loss)	2.78% (e)	2.46%	1.93%	1.58%	1.91%	1.62%
Portfolio turnover rate(f)	13%	50%	52%	72%	38%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	139

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.77	$9.86	$9.97	$9.64	$9.52	$9.83
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.34	0.30	0.25	0.27	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.08)	0.13	(0.06)	0.33	0.08	(0.30)
Total from investment operations	(0.90)	0.47	0.24	0.58	0.35	(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.56)	(0.35)	(0.25)	(0.17)	(0.23)
Tax return of capital distributions	-	-	-	-	(0.06)	(0.03)
Distributions from net realized gains	(0.30)	-	-	-	-	-
Total dividends and distributions	(0.46)	(0.56)	(0.35)	(0.25)	(0.23)	(0.26)
Net asset value, end of period	$8.41	$9.77	$9.86	$9.97	$9.64	$9.52
Total Return(b):	(9.61)%	5.00%	2.48%	6.08%	3.71%	(0.53)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,246,075	$2,040,949	$2,159,518	$1,277,401	$1,019,254	$1,755,667
Average net assets (000)	$1,831,859	$2,155,699	$1,679,461	$1,121,943	$1,396,060	$2,029,397
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.73% (e)	0.73%	0.75%	0.90%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.76% (e)	0.79%	0.81%	0.96%	0.99%	0.97%
Net investment income (loss)	3.77% (e)	3.51%	3.01%	2.59%	2.91%	2.61%
Portfolio turnover rate(f)	13%	50%	52%	72%	38%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

140

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.72	$9.82	$9.94	$9.61	$9.49	$9.81
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.35	0.29	0.26	0.28	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.06)	0.12	(0.05)	0.32	0.07	(0.30)
Total from investment operations	(0.88)	0.47	0.24	0.58	0.35	(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.57)	(0.36)	(0.25)	(0.17)	(0.24)
Tax return of capital distributions	-	-	-	-	(0.06)	(0.03)
Distributions from net realized gains	(0.30)	-	-	-	-	-
Total dividends and distributions	(0.47)	(0.57)	(0.36)	(0.25)	(0.23)	(0.27)
Net asset value, end of period	$8.37	$9.72	$9.82	$9.94	$9.61	$9.49
Total Return(b):	(9.53)%	4.94%	2.42%	6.15%	3.81%	(0.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119,763	$82,538	$203,372	$346,253	$175,887	$151,294
Average net assets (000)	$93,619	$88,570	$329,668	$270,229	$158,967	$125,910
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.66% (e)	0.70%	0.74%	0.90%	0.84%	0.85%
Expenses before waivers and/or expense reimbursement	0.66% (e)	0.71%	0.75%	0.90%	0.84%	0.85%
Net investment income (loss)	3.90% (e)	3.59%	2.95%	2.64%	2.97%	2.61%
Portfolio turnover rate(f)	13%	50%	52%	72%	38%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	141

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

142

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PADAX	PADCX	PADZX	PADQX
CUSIP	74441J852	74441J845	74441J829	74441J837

MF213E2

PGIM QMA LARGE-CAP CORE EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Core Equity Fund

June 15, 2020

PGIM QMA Large-Cap Core Equity Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–6.81	–9.61	5.74	9.76	—
Class B	–7.21	–9.73	5.93	9.52	—
Class C	–7.15	–5.94	6.14	9.57	—
Class Z	–6.71	–4.07	7.20	10.66	—
Class R6	–6.65	–3.96	N/A	N/A	7.88 (12/28/16)
S&P 500 Index
	–3.15	0.88	9.12	11.69	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
Class R6 (12/28/16)
S&P 500 Index	10.37

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM QMA Large-Cap Core Equity Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	6.3%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.8%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.8%
Procter & Gamble Co. (The)	Household Products	1.8%
Intel Corp.	Semiconductors & Semiconductor Equipment	1.8%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.6%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.5%
AT&T, Inc.	Diversified Telecommunication Services	1.4%
Johnson & Johnson	Pharmaceuticals	1.3%

Holdings reflect only long-term investments and are subject to change.

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As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Core Equity Fund	7

Fees and Expenses

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Core Equity Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$931.90	0.72%	$3.46
	Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62
Class B	Actual	$1,000.00	$927.90	1.58%	$7.57
	Hypothetical	$1,000.00	$1,017.01	1.58%	$7.92
Class C	Actual	$1,000.00	$928.50	1.44%	$6.90
	Hypothetical	$1,000.00	$1,017.70	1.44%	$7.22
Class Z	Actual	$1,000.00	$932.90	0.48%	$2.31
	Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Class R6	Actual	$1,000.00	$933.50	0.35%	$1.68
	Hypothetical	$1,000.00	$1,023.12	0.35%	$1.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

Aerospace & Defense 2.5%
General Dynamics Corp.	16,920	$2,210,090
Howmet Aerospace, Inc.	143,647	1,877,466
Huntington Ingalls Industries, Inc.	5,600	1,071,896
Lockheed Martin Corp.	12,333	4,798,277
Northrop Grumman Corp.	5,404	1,786,941
Raytheon Technologies Corp.	24,550	1,591,086

		13,335,756

Air Freight & Logistics 0.4%
United Parcel Service, Inc. (Class B Stock)(a)	20,800	1,968,928

Airlines 0.1%
Copa Holdings SA (Panama) (Class A Stock)	8,900	393,469

Automobiles 0.3%
General Motors Co.	82,400	1,836,696

Banks 3.1%
Bank of America Corp.	200,816	4,829,625
BankUnited, Inc.	9,800	194,138
CIT Group, Inc.	33,500	635,830
Citigroup, Inc.	106,478	5,170,572
Fifth Third Bancorp	12,732	237,961
JPMorgan Chase & Co.	18,481	1,769,740
PacWest Bancorp	14,700	297,528
Popular, Inc. (Puerto Rico)	17,300	667,607
Signature Bank	4,600	493,028
Sterling Bancorp	18,900	233,037
Synovus Financial Corp.	32,000	672,320
Wells Fargo & Co.	58,100	1,687,805

		16,889,191

Beverages 2.0%
Coca-Cola Co. (The)	94,837	4,352,070
Keurig Dr. Pepper, Inc.	109,038	2,885,145
Monster Beverage Corp.*	24,300	1,501,983
PepsiCo, Inc.	14,100	1,865,289

		10,604,487

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology 3.0%
AbbVie, Inc.(a)	72,051	$5,922,592
Alexion Pharmaceuticals, Inc.*	3,384	363,679
Biogen, Inc.*	6,566	1,948,986
Gilead Sciences, Inc.	38,672	3,248,448
Vertex Pharmaceuticals, Inc.*	18,291	4,594,699

		16,078,404

Building Products 0.8%
American Woodmark Corp.*	7,100	365,011
Carrier Global Corp.*	17,050	301,956
Johnson Controls International PLC	85,722	2,495,367
Universal Forest Products, Inc.	29,833	1,226,733

		4,389,067

Capital Markets 2.7%
Affiliated Managers Group, Inc.	34,069	2,383,467
Ameriprise Financial, Inc.	26,859	3,087,174
Bank of New York Mellon Corp. (The)	75,400	2,830,516
Evercore, Inc. (Class A Stock)	6,800	350,880
Goldman Sachs Group, Inc. (The)	12,877	2,361,899
LPL Financial Holdings, Inc.	7,700	463,694
Morgan Stanley	60,875	2,400,301
Stifel Financial Corp.	14,900	659,772

		14,537,703

Chemicals 2.5%
Cabot Corp.	9,800	332,122
Corteva, Inc.	92,600	2,425,194
DuPont de Nemours, Inc.	19,353	909,978
Eastman Chemical Co.	28,800	1,742,688
Huntsman Corp.	29,963	503,678
Koppers Holdings, Inc.*	11,500	181,240
Linde PLC (United Kingdom)	4,600	846,354
LyondellBasell Industries NV (Class A Stock)	33,900	1,964,505
PolyOne Corp.	11,000	256,190
PPG Industries, Inc.	5,500	499,565
Sherwin-Williams Co. (The)	7,157	3,838,800

		13,500,314

Commercial Services & Supplies 0.0%
Deluxe Corp.	4,100	115,497

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment 0.9%
Cisco Systems, Inc.	117,382	$4,974,649

Construction & Engineering 0.2%
EMCOR Group, Inc.	12,577	799,017

Construction Materials 0.1%
Eagle Materials, Inc.	12,200	744,322

Consumer Finance 0.4%
Capital One Financial Corp.	18,085	1,171,185
Discover Financial Services	6,500	279,305
OneMain Holdings, Inc.	26,812	649,118

		2,099,608

Containers & Packaging 0.1%
Sealed Air Corp.	14,500	414,555

Distributors 0.6%
LKQ Corp.*	119,992	3,137,791

Diversified Consumer Services 0.2%
frontdoor, Inc.*	23,960	927,492

Diversified Financial Services 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	23,274	4,360,617

Diversified Telecommunication Services 2.6%
AT&T, Inc.	245,035	7,466,216
CenturyLink, Inc.	9,514	101,039
Verizon Communications, Inc.	113,650	6,529,193

		14,096,448

Electric Utilities 1.6%
Exelon Corp.	90,745	3,364,824
NRG Energy, Inc.	79,108	2,652,491
PPL Corp.	30,400	772,768
Southern Co. (The)	33,620	1,907,263

		8,697,346

Electrical Equipment 0.2%
Atkore International Group, Inc.*	31,721	772,089

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.2%
Jabil, Inc.	34,300	$975,492
SYNNEX Corp.	2,800	245,168

		1,220,660

Energy Equipment & Services 0.1%
Matrix Service Co.*	9,500	99,180
TechnipFMC PLC (United Kingdom)	42,800	381,348

		480,528

Entertainment 1.4%
Activision Blizzard, Inc.	55,900	3,562,507
Electronic Arts, Inc.*	34,800	3,976,248

		7,538,755

Equity Real Estate Investment Trusts (REITs) 2.2%
Apple Hospitality REIT, Inc.	54,901	531,442
Brixmor Property Group, Inc.	29,300	335,485
Colony Capital, Inc.	5,714	13,199
CoreCivic, Inc.	8,273	108,542
Crown Castle International Corp.	12,600	2,008,818
Diversified Healthcare Trust	6,281	19,534
EPR Properties	7,000	205,940
Gaming & Leisure Properties, Inc.	41,700	1,177,608
GEO Group, Inc. (The)	64,952	823,591
Prologis, Inc.	46,300	4,131,349
Retail Properties of America, Inc. (Class A Stock)	30,000	186,000
Ryman Hospitality Properties, Inc.	8,905	314,703
Service Properties Trust	46,800	324,324
Spirit Realty Capital, Inc.	13,200	406,032
WP Carey, Inc.	11,000	723,580
Xenia Hotels & Resorts, Inc.	30,243	293,357

		11,603,504

Food & Staples Retailing 1.4%
Kroger Co. (The)	43,600	1,378,196
Walgreens Boots Alliance, Inc.(a)	77,101	3,337,702
Walmart, Inc.	24,993	3,037,899

		7,753,797

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Food Products 1.9%
Archer-Daniels-Midland Co.	68,390	$2,540,005
Bunge Ltd.	46,600	1,848,622
Kraft Heinz Co. (The)	43,000	1,304,190
Pilgrim’s Pride Corp.*	58,141	1,279,102
Tyson Foods, Inc. (Class A Stock)	48,487	3,015,406

		9,987,325

Gas Utilities 0.4%
UGI Corp.	74,352	2,243,943

Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	30,041	2,667,040
Becton, Dickinson & Co.	13,100	3,308,143
Danaher Corp.	8,400	1,373,064
Dentsply Sirona, Inc.	59,400	2,520,936
Edwards Lifesciences Corp.*	18,100	3,936,750
Hologic, Inc.*	31,378	1,572,038
Medtronic PLC	54,265	5,297,892
Stryker Corp.(a)	14,728	2,745,741

		23,421,604

Health Care Providers & Services 3.8%
Anthem, Inc.	16,066	4,510,208
Cigna Corp.	27,187	5,322,671
CVS Health Corp.	63,540	3,910,887
Humana, Inc.	8,200	3,130,924
UnitedHealth Group, Inc.	11,400	3,334,158

		20,208,848

Hotels, Restaurants & Leisure 0.9%
Marriott Vacations Worldwide Corp.	5,600	464,800
McDonald’s Corp.	23,700	4,445,172
RCI Hospitality Holdings, Inc.	6,900	86,457

		4,996,429

Household Durables 0.2%
D.R. Horton, Inc.	13,000	613,860
M/I Homes, Inc.*	9,400	239,324
Meritage Homes Corp.*	3,600	189,216

		1,042,400

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Household Products 1.8%
Procter & Gamble Co. (The)	82,986	$9,781,560

Independent Power & Renewable Electricity Producers 0.5%
AES Corp. (The)	80,000	1,060,000
Vistra Energy Corp.	79,500	1,553,430

		2,613,430

Industrial Conglomerates 1.5%
3M Co.	21,600	3,281,472
General Electric Co.	580,271	3,945,843
Honeywell International, Inc.	6,800	964,920

		8,192,235

Insurance 2.7%
Allstate Corp. (The)	26,799	2,725,994
American Equity Investment Life Holding Co.	16,500	346,830
American International Group, Inc.	83,458	2,122,337
Axis Capital Holdings Ltd.	7,000	256,200
Chubb Ltd.	11,700	1,263,717
Lincoln National Corp.	63,600	2,255,892
MetLife, Inc.	95,540	3,447,083
National General Holdings Corp.	8,400	159,852
Old Republic International Corp.	12,500	199,375
Principal Financial Group, Inc.	17,600	640,816
Unum Group	52,631	918,411

		14,336,507

Interactive Media & Services 6.0%
Alphabet, Inc. (Class A Stock)*	6,594	8,880,140
Alphabet, Inc. (Class C Stock)*	5,868	7,913,937
Facebook, Inc. (Class A Stock)*	72,580	14,857,851
TripAdvisor, Inc.	33,700	672,989

		32,324,917

Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.*	6,092	15,071,608
Booking Holdings, Inc.*	2,734	4,047,878
PetMed Express, Inc.	13,100	518,367

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail (cont’d.)
Qurate Retail, Inc. (Class A Stock)*	5,491	$44,230
Stamps.com, Inc.*	8,100	1,281,987

		20,964,070

IT Services 4.7%
Accenture PLC (Class A Stock)	31,359	5,807,373
Automatic Data Processing, Inc.	5,000	733,450
Cognizant Technology Solutions Corp. (Class A Stock)	61,400	3,562,428
DXC Technology Co.	62,700	1,136,751
International Business Machines Corp.	32,530	4,084,467
KBR, Inc.	15,000	303,900
Leidos Holdings, Inc.	29,175	2,882,782
PayPal Holdings, Inc.*	12,400	1,525,200
Perspecta, Inc.	32,300	696,711
Visa, Inc. (Class A Stock)(a)	24,125	4,311,620

		25,044,682

Leisure Products 0.2%
Brunswick Corp.	23,000	1,097,560

Life Sciences Tools & Services 0.4%
Charles River Laboratories International, Inc.*	2,600	376,142
IQVIA Holdings, Inc.*	11,133	1,587,454
Thermo Fisher Scientific, Inc.	214	71,622

		2,035,218

Machinery 0.7%
Crane Co.	6,900	375,705
Gates Industrial Corp. PLC*	43,300	371,947
Mueller Industries, Inc.	11,546	299,041
Oshkosh Corp.	28,951	1,955,061
Otis Worldwide Corp.*	8,525	434,008
Timken Co. (The)	2,200	82,676
Wabash National Corp.	34,300	281,260

		3,799,698

Media 0.9%
Discovery, Inc. (Class A Stock)*(a)	22,700	508,934
Discovery, Inc. (Class C Stock)*	58,128	1,186,392

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Media (cont’d.)
Nexstar Media Group, Inc. (Class A Stock)	6,700	$469,268
ViacomCBS, Inc. (Class B Stock)(a)	166,165	2,868,008

		5,032,602

Metals & Mining 0.1%
Nucor Corp.	9,400	387,186

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Invesco Mortgage Capital, Inc.	32,500	98,800
Starwood Property Trust, Inc.	46,600	603,004

		701,804

Multiline Retail 0.9%
Target Corp.	43,700	4,795,638

Multi-Utilities 1.5%
Dominion Energy, Inc.	52,051	4,014,694
MDU Resources Group, Inc.	8,100	181,926
Public Service Enterprise Group, Inc.	11,800	598,378
Sempra Energy	27,200	3,368,720

		8,163,718

Oil, Gas & Consumable Fuels 2.2%
Cheniere Energy, Inc.*	8,100	378,189
Chevron Corp.	4,700	432,400
ConocoPhillips	10,208	429,757
Diamondback Energy, Inc.(a)	29,900	1,301,846
Exxon Mobil Corp.	13,861	644,121
HollyFrontier Corp.	12,258	405,004
Kinder Morgan, Inc.	210,703	3,209,007
ONEOK, Inc.	13,000	389,090
Phillips 66	39,072	2,858,898
Pioneer Natural Resources Co.	1,400	125,034
Valero Energy Corp.	27,300	1,729,455
World Fuel Services Corp.	667	16,675

		11,919,476

Personal Products 0.0%
Coty, Inc. (Class A Stock)	37,600	204,920

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	105,000	$6,385,050
Eli Lilly & Co.	11,200	1,731,968
Johnson & Johnson	46,958	7,045,579
Merck & Co., Inc.	87,727	6,960,260
Pfizer, Inc.	24,400	935,984

		23,058,841

Professional Services 0.1%
Barrett Business Services, Inc.	3,500	171,220
Heidrick & Struggles International, Inc.	4,236	95,056

		266,276

Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc.	1,800	190,044

Road & Rail 0.3%
CSX Corp.	20,741	1,373,676

Semiconductors & Semiconductor Equipment 5.1%
Applied Materials, Inc.	77,900	3,870,072
Intel Corp.	157,841	9,467,303
Micron Technology, Inc.*	31,600	1,513,324
NVIDIA Corp.	22,900	6,693,212
QUALCOMM, Inc.	61,400	4,830,338
Skyworks Solutions, Inc.	10,600	1,101,128

		27,475,377

Software 9.2%
Adobe, Inc.*	12,283	4,343,760
Intuit, Inc.	16,002	4,317,499
Microsoft Corp.	187,584	33,616,929
Oracle Corp.	106,579	5,645,490
SS&C Technologies Holdings, Inc.	26,800	1,478,288

		49,401,966

Specialty Retail 2.5%
Asbury Automotive Group, Inc.*	8,004	540,270
AutoNation, Inc.*	24,236	902,549
Best Buy Co., Inc.	8,900	682,897
Group 1 Automotive, Inc.	3,261	184,540
Home Depot, Inc. (The)	21,900	4,814,277

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description			Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Lowe’s Cos., Inc.			43,800	$4,588,050
TJX Cos., Inc. (The)			36,800	1,805,040

				13,517,623

Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.			104,445	30,685,941
Xerox Holdings Corp.			2,256	41,262

				30,727,203

Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.*			34,100	520,025
PVH Corp.(a)			13,142	646,981

				1,167,006

Tobacco 0.8%
Altria Group, Inc.			115,041	4,515,359

Trading Companies & Distributors 0.4%
BMC Stock Holdings, Inc.*			48,993	1,041,101
GMS, Inc.*			22,900	420,902
WESCO International, Inc.*			22,821	590,380

				2,052,383

TOTAL LONG-TERM INVESTMENTS (cost $477,600,041)				530,312,214

SHORT-TERM INVESTMENTS 4.8%

AFFILIATED MUTUAL FUNDS 4.5%
PGIM Core Ultra Short Bond Fund(w)			6,234,012	6,234,012
PGIM Institutional Money Market Fund (cost $18,089,415; includes $18,082,030 of cash collateral for securities on loan)(b)(w)			18,106,168	18,102,546

TOTAL AFFILIATED MUTUAL FUNDS (cost $24,323,427)				24,336,558

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) 0.3%
U.S. Treasury Bills	0.000%	09/17/20	100	99,960

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bills	0.070%	02/25/21	400	$399,507
U.S. Treasury Bills	0.259	06/18/20	1,100	1,099,861

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,599,387)				1,599,328

TOTAL SHORT-TERM INVESTMENTS (cost $25,922,814)				25,935,886

TOTAL INVESTMENTS 103.5% (cost $503,522,855)				556,248,100
Liabilities in excess of other assets(z) (3.5)%				(18,915,596)

NET ASSETS 100.0%				$537,332,504

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,276,521; cash collateral of $18,082,030 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
51	S&P 500 E-Mini Index	Jun. 2020	$7,401,120	$1,210,858

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$1,599,328

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$13,335,756	$—	$—
Air Freight & Logistics	1,968,928	—	—
Airlines	393,469	—	—
Automobiles	1,836,696	—	—
Banks	16,889,191	—	—
Beverages	10,604,487	—	—
Biotechnology	16,078,404	—	—
Building Products	4,389,067	—	—
Capital Markets	14,537,703	—	—
Chemicals	13,500,314	—	—
Commercial Services & Supplies	115,497	—	—
Communications Equipment	4,974,649	—	—
Construction & Engineering	799,017	—	—
Construction Materials	744,322	—	—
Consumer Finance	2,099,608	—	—
Containers & Packaging	414,555	—	—
Distributors	3,137,791	—	—
Diversified Consumer Services	927,492	—	—
Diversified Financial Services	4,360,617	—	—
Diversified Telecommunication Services	14,096,448	—	—
Electric Utilities	8,697,346	—	—
Electrical Equipment	772,089	—	—
Electronic Equipment, Instruments & Components	1,220,660	—	—
Energy Equipment & Services	480,528	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Entertainment	$7,538,755	$—	$—
Equity Real Estate Investment Trusts (REITs)	11,603,504	—	—
Food & Staples Retailing	7,753,797	—	—
Food Products	9,987,325	—	—
Gas Utilities	2,243,943	—	—
Health Care Equipment & Supplies	23,421,604	—	—
Health Care Providers & Services	20,208,848	—	—
Hotels, Restaurants & Leisure	4,996,429	—	—
Household Durables	1,042,400	—	—
Household Products	9,781,560	—	—
Independent Power & Renewable Electricity Producers	2,613,430	—	—
Industrial Conglomerates	8,192,235	—	—
Insurance	14,336,507	—	—
Interactive Media & Services	32,324,917	—	—
Internet & Direct Marketing Retail	20,964,070	—	—
IT Services	25,044,682	—	—
Leisure Products	1,097,560	—	—
Life Sciences Tools & Services	2,035,218	—	—
Machinery	3,799,698	—	—
Media	5,032,602	—	—
Metals & Mining	387,186	—	—
Mortgage Real Estate Investment Trusts (REITs)	701,804	—	—
Multiline Retail	4,795,638	—	—
Multi-Utilities	8,163,718	—	—
Oil, Gas & Consumable Fuels	11,919,476	—	—
Personal Products	204,920	—	—
Pharmaceuticals	23,058,841	—	—
Professional Services	266,276	—	—
Real Estate Management & Development	190,044	—	—
Road & Rail	1,373,676	—	—
Semiconductors & Semiconductor Equipment	27,475,377	—	—
Software	49,401,966	—	—
Specialty Retail	13,517,623	—	—
Technology Hardware, Storage & Peripherals	30,727,203	—	—
Textiles, Apparel & Luxury Goods	1,167,006	—	—
Tobacco	4,515,359	—	—
Trading Companies & Distributors	2,052,383	—	—
Affiliated Mutual Funds	24,336,558	—	—
U.S. Treasury Obligations	—	1,599,328	—

Total	$554,648,772	$1,599,328	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,210,858	$—	$—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Software	9.2%
Interactive Media & Services	6.0
Technology Hardware, Storage & Peripherals	5.7
Semiconductors & Semiconductor Equipment	5.1
IT Services	4.7
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	4.5
Health Care Equipment & Supplies	4.4
Pharmaceuticals	4.3
Internet & Direct Marketing Retail	3.9
Health Care Providers & Services	3.8
Banks	3.1
Biotechnology	3.0
Capital Markets	2.7
Insurance	2.7
Diversified Telecommunication Services	2.6
Specialty Retail	2.5
Chemicals	2.5
Aerospace & Defense	2.5
Oil, Gas & Consumable Fuels	2.2
Equity Real Estate Investment Trusts (REITs)	2.2
Beverages	2.0
Food Products	1.9
Household Products	1.8
Electric Utilities	1.6
Industrial Conglomerates	1.5
Multi-Utilities	1.5
Food & Staples Retailing	1.4
Entertainment	1.4
Media	0.9
Hotels, Restaurants & Leisure	0.9
Communications Equipment	0.9
Multiline Retail	0.9
Tobacco	0.8
Building Products	0.8
Diversified Financial Services	0.8

Machinery	0.7%
Distributors	0.6
Independent Power & Renewable Electricity Producers	0.5
Gas Utilities	0.4
Consumer Finance	0.4
Trading Companies & Distributors	0.4
Life Sciences Tools & Services	0.4
Air Freight & Logistics	0.4
Automobiles	0.3
U.S. Treasury Obligations	0.3
Road & Rail	0.3
Electronic Equipment, Instruments & Components	0.2
Textiles, Apparel & Luxury Goods	0.2
Leisure Products	0.2
Household Durables	0.2
Diversified Consumer Services	0.2
Construction & Engineering	0.2
Electrical Equipment	0.2
Construction Materials	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Energy Equipment & Services	0.1
Containers & Packaging	0.1
Airlines	0.1
Metals & Mining	0.1
Professional Services	0.1
Personal Products	0.0	*
Real Estate Management & Development	0.0	*
Commercial Services & Supplies	0.0	*

	103.5
Liabilities in excess of other assets	(3.5)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

22

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$1,210,858	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,973,361)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,127,950

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$7,857,287

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$17,276,521	$(17,276,521)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $17,276,521:
Unaffiliated investments (cost $479,199,428)	$531,911,542
Affiliated investments (cost $24,323,427)	24,336,558
Receivable for Fund shares sold	946,312
Dividends and interest receivable	606,533
Prepaid expenses	1,443

Total Assets	557,802,388

Liabilities
Payable to broker for collateral for securities on loan	18,082,030
Payable for Fund shares reacquired	1,913,524
Due to broker—variation margin futures	105,677
Management fee payable	102,130
Accrued expenses and other liabilities	96,297
Distribution fee payable	89,796
Affiliated transfer agent fee payable	80,430

Total Liabilities	20,469,884

Net Assets	$537,332,504

Net assets were comprised of:
Shares of beneficial interest, at par	$39,445
Paid-in capital in excess of par	508,513,636
Total distributable earnings (loss)	28,779,423

Net assets, April 30, 2020	$537,332,504

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	25

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($354,530,385 ÷ 26,088,668 shares of beneficial interest issued and outstanding)	$13.59
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.38

Class B
Net asset value, offering price and redemption price per share, ($5,335,862 ÷ 444,205 shares of beneficial interest issued and outstanding)	$12.01

Class C
Net asset value, offering price and redemption price per share, ($22,476,724 ÷ 1,868,160 shares of beneficial interest issued and outstanding)	$12.03

Class Z
Net asset value, offering price and redemption price per share, ($62,741,183 ÷ 4,475,000 shares of beneficial interest issued and outstanding)	$14.02

Class R6
Net asset value, offering price and redemption price per share, ($92,248,350 ÷ 6,569,255 shares of beneficial interest issued and outstanding)	$14.04

See Notes to Financial Statements.

26

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,364 foreign withholding tax)	$5,889,550
Affiliated dividend income	65,457
Income from securities lending, net (including affiliated income of $13,313)	13,360
Interest income	2,520

Total income	5,970,887

Expenses
Management fee	1,006,925
Distribution fee(a)	741,812
Transfer agent’s fees and expenses (including affiliated expense of $199,748)(a)	342,900
Custodian and accounting fees	49,631
Registration fees(a)	39,910
Shareholders’ reports	23,522
Audit fee	12,148
Trustees’ fees	11,583
Legal fees and expenses	9,857
SEC registration fees	3,590
Miscellaneous	13,243

Total expenses	2,255,121
Less: Fee waiver and/or expense reimbursement(a)	(212,967)
Distribution fee waiver(a)	(96,610)

Net expenses	1,945,544

Net investment income (loss)	4,025,343

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(12,133))	(1,931,020)
Futures transactions	(1,973,361)

(3,904,381)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $10,485)	(39,947,740)
Futures	1,127,950

(38,819,790)

Net gain (loss) on investment transactions	(42,724,171)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(38,698,828)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	27

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	579,662	33,348	128,802	—	—
Transfer agent’s fees and expenses	260,620	21,431	18,557	41,626	666
Registration fees	8,836	7,474	7,786	7,989	7,825
Fee waiver and/or expense reimbursement	(120,581)	(22,672)	(20,285)	(21,918)	(27,511)
Distribution fee waiver	(96,610)	—	—	—	—

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,025,343	$6,622,672
Net realized gain (loss) on investment transactions	(3,904,381)	25,838,005
Net change in unrealized appreciation (depreciation) on investments	(38,819,790)	30,886,038

Net increase (decrease) in net assets resulting from operations	(38,698,828)	63,346,715

Dividends and Distributions
Distributions from distributable earnings
Class A	(16,111,961)	(18,490,996)
Class B	(283,506)	(302,126)
Class C	(1,067,236)	(5,561,134)
Class Z	(2,719,310)	(10,679,222)
Class R6	(3,898,963)	(13,527,645)

	(24,080,976)	(48,561,123)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	61,293,858	77,592,760
Net asset value of shares issued in reinvestment of dividends and distributions	23,767,624	47,878,127
Net asset value of shares issued in merger	—	302,901,376
Cost of shares reacquired	(78,498,017)	(125,442,700)

Net increase (decrease) in net assets from Fund share transactions	6,563,465	302,929,563

Total increase (decrease)	(56,216,339)	317,715,155

Net Assets:
Beginning of period	593,548,843	275,833,688

End of period	$537,332,504	$593,548,843

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	29

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Core Equity Fund (the “Fund”).

The investment objective of the Fund is to seek long-term growth of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

30

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

PGIM QMA Large-Cap Core Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

32

by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM QMA Large-Cap Core Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

34

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.35% of the Fund’s average daily net assets up to and including $5 billion and 0.34% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.35% for the reporting period ended April 30, 2020.

The Manager has contractually agreed through February 28, 2021, to limit net annual Fund operating expenses, exclusive of distribution and service (12b-1) fees and transfer agency expenses (including sub-transfer agency and networking fees), of each class of shares to 0.35% of the Fund’s average daily net assets. Separately, the Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.72% of average daily net assets for Class A shares, 1.58% of average daily net assets for Class B shares and 1.44% of average daily net assets for Class C shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year

PGIM QMA Large-Cap Core Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% of the average daily net assets of the
Class A shares.

For the reporting period ended April 30, 2020, PIMS received $141,244 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $633 and $781 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and

36

unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended April 30, 2020, were $234,055,486 and $249,518,436, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$6,423,846	$48,119,061	$48,308,895	$—	$—	$6,234,012	6,234,012	$65,457

PGIM Institutional Money Market Fund*
14,884,784	49,332,410	46,113,000	10,485	(12,133)	18,102,546	18,106,168	13,313	**

$21,308,630	$97,451,471	$94,421,895	$10,485	$(12,133)	$24,336,558		$78,770

* The Fund did not have any capital gain distributions during the reporting period.

** Represents the affiliated amount of securities lending income shown on the Statement of Operations.

PGIM QMA Large-Cap Core Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2020 were as follows:

Tax Basis	$527,266,801

Gross Unrealized Appreciation	97,725,594
Gross Unrealized Depreciation	(67,533,437)

Net Unrealized Appreciation	$30,192,157

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

38

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,759	—	%*
Class C	7	—	%*
Class R6	6,481,495	99%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	35%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	683,163	$9,574,859
Shares issued in reinvestment of dividends and distributions	1,034,820	15,853,443
Shares reacquired	(2,142,543)	(30,760,115)

Net increase (decrease) in shares outstanding before conversion	(424,560)	(5,331,813)
Shares issued upon conversion from other share class(es)	162,490	2,404,892
Shares reacquired upon conversion into other share class(es)	(65,105)	(976,558)

Net increase (decrease) in shares outstanding	(327,175)	$(3,903,479)

Year ended October 31, 2019:
Shares sold	761,029	$10,817,244
Shares issued in reinvestment of dividends and distributions	1,358,711	18,098,031
Shares reacquired	(3,043,542)	(43,453,974)
Shares issued in merger	18,170,342	246,957,022

Net increase (decrease) in shares outstanding before conversion	17,246,540	232,418,323
Shares issued upon conversion from other share class(es)	2,977,009	43,297,324
Shares reacquired upon conversion into other share class(es)	(123,103)	(1,774,004)

Net increase (decrease) in shares outstanding	20,100,446	$273,941,643

PGIM QMA Large-Cap Core Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2020:
Shares sold	39	$733
Shares issued in reinvestment of dividends and distributions	20,811	282,819
Shares reacquired	(33,337)	(441,456)

Net increase (decrease) in shares outstanding before conversion	(12,487)	(157,904)
Shares reacquired upon conversion into other share class(es)	(114,260)	(1,518,824)

Net increase (decrease) in shares outstanding	(126,747)	$(1,676,728)

Year ended October 31, 2019:
Shares sold	5,899	$74,605
Shares issued in reinvestment of dividends and distributions	25,098	298,161
Shares reacquired	(77,046)	(969,073)
Shares issued in merger	601,023	7,463,434

Net increase (decrease) in shares outstanding before conversion	554,974	6,867,127
Shares reacquired upon conversion into other share class(es)	(92,338)	(1,183,107)

Net increase (decrease) in shares outstanding	462,636	$5,684,020

Class C
Six months ended April 30, 2020:
Shares sold	144,614	$1,854,823
Shares issued in reinvestment of dividends and distributions	77,367	1,052,190
Shares reacquired	(267,522)	(3,269,539)

Net increase (decrease) in shares outstanding before conversion	(45,541)	(362,526)
Shares reacquired upon conversion into other share class(es)	(117,356)	(1,533,343)

Net increase (decrease) in shares outstanding	(162,897)	$(1,895,869)

Year ended October 31, 2019:
Shares sold	429,007	$4,934,902
Shares issued in reinvestment of dividends and distributions	453,060	5,391,413
Shares reacquired	(858,841)	(10,641,489)
Shares issued in merger	3,343,920	40,253,040

Net increase (decrease) in shares outstanding before conversion	3,367,146	39,937,866
Shares reacquired upon conversion into other share class(es)	(3,304,919)	(42,825,682)

Net increase (decrease) in shares outstanding	62,227	$(2,887,816)

40

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	830,794	$11,423,108
Shares issued in reinvestment of dividends and distributions	169,741	2,680,209
Shares reacquired	(917,752)	(13,062,544)

Net increase (decrease) in shares outstanding before conversion	82,783	1,040,773
Shares issued upon conversion from other share class(es)	98,011	1,517,330
Shares reacquired upon conversion into other share class(es)	(455)	(7,583)

Net increase (decrease) in shares outstanding	180,339	$2,550,520

Year ended October 31, 2019:
Shares sold	908,083	$12,719,109
Shares issued in reinvestment of dividends and distributions	770,451	10,562,877
Shares reacquired	(1,681,624)	(24,493,319)
Shares issued in merger	539,047	7,514,605

Net increase (decrease) in shares outstanding before conversion	535,957	6,303,272
Shares issued upon conversion from other share class(es)	166,429	2,450,314
Shares reacquired upon conversion into other share class(es)	(3,376)	(56,957)

Net increase (decrease) in shares outstanding	699,010	$8,696,629

Class R6
Six months ended April 30, 2020:
Shares sold	2,763,858	$38,440,335
Shares issued in reinvestment of dividends and distributions	246,614	3,898,963
Shares reacquired	(2,234,990)	(30,964,363)

Net increase (decrease) in shares outstanding before conversion	775,482	11,374,935
Shares issued upon conversion from other share class(es)	7,046	114,086

Net increase (decrease) in shares outstanding	782,528	$11,489,021

Year ended October 31, 2019:
Shares sold	3,400,731	$49,046,900
Shares issued in reinvestment of dividends and distributions	985,980	13,527,645
Shares reacquired	(3,097,223)	(45,884,845)
Shares issued in merger	49,044	713,275

Net increase (decrease) in shares outstanding before conversion	1,338,532	17,402,975
Shares issued upon conversion from other share class(es)	6,026	92,112

Net increase (decrease) in shares outstanding	1,344,558	$17,495,087

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM QMA Large-Cap Core Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

42

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Reorganization

On June 19, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM QMA Defensive Equity Fund (the “Merged Fund”) for shares of PGIM QMA Large-Cap Core Equity Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund respectively. Shareholders approved the Plan at a meeting on November 16, 2018 and the reorganization took place on December 14, 2018. Upon implementation of the reorganization, PGIM Investments contractually agreed through February 29, 2020, to limit total annual operating expenses to 1.58% of average daily net assets for Class B shares of the proforma combined Fund.

PGIM QMA Large-Cap Core Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
PGIM QMA Defensive Equity Fund	$196,953,251	$176,956,177

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 14, 2018:

Merged Fund		Acquiring Fund
PGIM QMA Defensive Equity Fund		PGIM QMA Large-Cap Core Equity Fund
Class	Shares**	Class	Shares	Value
A	14,239,586	A	12,355,677	$161,365,147
B	287,090	B	278,280	3,241,959
C	2,567,622	C	2,484,134	28,989,842
R*	382
R6	21,770	R6	18,392	247,369
Z	453,555	Z	383,078	5,148,558

*	Class R shares were converted to Class A shares in the reorganization.
**	Balances updated due to capital stock activity that occured on the merger date.

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund			Acquiring Fund
PGIM QMA Defensive Equity Fund			PGIM QMA Large-Cap Core Equity Fund
Class	Net assets**	Unrealized Appreciation on Investments	Class	Net assets
A	$161,360,761	$16,169,416	A	$97,991,911
B	3,241,959	371,064	B	1,525,457
C	28,989,842	2,914,185	C	27,863,342
R	4,386	441
R6	247,369	24,845	R6	73,674,073
Z	5,148,558	517,123	Z	57,822,232

**	Balances updated due to capital stock activity that occured on the merger date.

44

On December 6, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM Growth Allocation Fund (the “Merged Fund”) for shares of PGIM QMA Large-Cap Core Equity Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund respectively. Shareholders approved the Plan at a meeting on May 7, 2019 and the reorganization took place on June 21, 2019.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
PGIM Growth Allocation Fund	$103,285,240	$101,038,779

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 21, 2019:

Merged Fund		Acquiring Fund
PGIM Growth Allocation Fund		PGIM QMA Large-Cap Core Equity Fund
Class	Shares	Class	Shares	Value
A	6,542,127	A	5,814,665	$85,591,875
B	347,206	B	322,743	4,221,475
C	924,805	C	859,786	11,263,198
R*	3,448
R6	34,903	R6	30,652	465,906
Z	177,146	Z	155,969	2,366,047

*	Class R shares were converted to Class A shares in the reorganization.

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund			Acquiring Fund
PGIM Growth Allocation Fund			PGIM QMA Large-Cap Core Equity Fund
Class	Net assets	Unrealized Appreciation on Investments	Class	Net assets
A	$85,547,474	$1,849,179	A	$318,962,457
B	4,221,475	91,196	B	4,297,642

PGIM QMA Large-Cap Core Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

Merged Fund			Acquiring Fund
PGIM Growth Allocation Fund			PGIM QMA Large-Cap Core Equity Fund
Class	Net assets	Unrealized Appreciation on Investments	Class	Net assets
C	$11,263,198	$243,949	C	$19,072,550
R	44,401	959
R6	465,906	10,065	R6	81,276,224
Z	2,366,047	51,113	Z	64,334,299

Assuming the acquisition had been completed on November 1, 2018, the Acquiring Fund’s unaudited pro forma results of operations for the year ended October 31, 2019 would have been as follows:

Acquiring Fund	Net investment income (a)	Net realized and unrealized gain/loss on investments (b)	Net increase in net assets resulting from operations
PGIM QMA Large-Cap Core Equity Fund	$8,267,062	$46,438,251	$54,705,313

(a)

Net investment income as reported in the Statement of Operations (year ended October 31, 2019) of the Acquiring Fund, plus net investment income from the Merged Funds pre-merger as follows: PGIM QMA Defensive Equity Fund $511,886 and PGIM Growth Allocation Fund $1,132,504.

(b)

Net realized and unrealized gain/loss on investments as reported in the Statement of Operations (year ended October 31, 2019) of the Acquiring Fund, plus net realized and unrealized gain (loss) on investments from the Merged Funds pre-merger as follows: PGIM QMA Defensive Equity Fund $(8,084,016) and PGIM Growth Allocation $(2,201,776).

Since both the Merged Funds and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment Funds had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Funds that have been included in the Acquiring Fund’s Statement of Operations since December 14, 2018 and June 21, 2019.

10. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019,

46

and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM QMA Large-Cap Core Equity Fund	47

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.17	$16.76	$18.37	$15.49	$15.92	$16.55
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.18	0.20	0.19	0.14	0.14
Net realized and unrealized gain (loss) on investment transactions	(1.06)	1.19	0.80	3.51	0.29	0.55
Total from investment operations	(0.96)	1.37	1.00	3.70	0.43	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.22)	(0.18)	(0.15)	(0.14)	(0.11)
Distributions from net realized gains	(0.43)	(2.74)	(2.43)	(0.67)	(0.72)	(1.21)
Total dividends and distributions	(0.62)	(2.96)	(2.61)	(0.82)	(0.86)	(1.32)
Net asset value, end of period	$13.59	$15.17	$16.76	$18.37	$15.49	$15.92
Total Return(b):	(6.81)%	10.61%	5.67%	24.73%	3.02%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$354,530	$400,634	$105,855	$113,343	$89,169	$88,920
Average net assets (000)	$388,565	$302,864	$112,391	$101,852	$88,443	$90,171
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.72% (e)	0.74%	0.72%	0.77%	1.17%	1.14%
Expenses before waivers and/or expense reimbursement	0.83% (e)	0.87%	0.86%	0.93%	1.22%	1.19%
Net investment income (loss)	1.36% (e)	1.27%	1.14%	1.13%	0.91%	0.89%
Portfolio turnover rate(f)(g)	41%	88%	95%	89%	89%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

48

Class B Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.43	$15.15	$16.87	$14.30	$14.75	$15.43
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.03	0.06	0.03	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.94)	1.05	0.74	3.23	0.27	0.51
Total from investment operations	(0.91)	1.10	0.77	3.29	0.30	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.08)	(0.06)	(0.05)	(0.03)	- (b)
Distributions from net realized gains	(0.43)	(2.74)	(2.43)	(0.67)	(0.72)	(1.21)
Total dividends and distributions	(0.51)	(2.82)	(2.49)	(0.72)	(0.75)	(1.21)
Net asset value, end of period	$12.01	$13.43	$15.15	$16.87	$14.30	$14.75
Total Return(c):	(7.21)%	9.65%	4.67%	23.75%	2.31%	3.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,336	$7,668	$1,641	$2,291	$2,132	$2,676
Average net assets (000)	$6,706	$5,430	$1,953	$2,311	$2,348	$3,018
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.58% (f)	1.59%	1.67%	1.52%	1.92%	1.89%
Expenses before waivers and/or expense reimbursement	2.26% (f)	2.24%	2.45%	1.63%	1.92%	1.89%
Net investment income (loss)	0.50% (f)	0.40%	0.20%	0.40%	0.19%	0.15%
Portfolio turnover rate(g)(h)	41%	88%	95%	89%	89%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	49

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.46	$15.20	$16.89	$14.31	$14.77	$15.45
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.08	0.07	0.06	0.02	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.94)	1.03	0.73	3.24	0.27	0.51
Total from investment operations	(0.90)	1.11	0.80	3.30	0.29	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.11)	(0.06)	(0.05)	(0.03)	- (b)
Distributions from net realized gains	(0.43)	(2.74)	(2.43)	(0.67)	(0.72)	(1.21)
Total dividends and distributions	(0.53)	(2.85)	(2.49)	(0.72)	(0.75)	(1.21)
Net asset value, end of period	$12.03	$13.46	$15.20	$16.89	$14.31	$14.77
Total Return(c):	(7.15)%	9.77%	4.91%	23.80%	2.24%	3.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,477	$27,333	$29,930	$31,518	$39,218	$38,919
Average net assets (000)	$25,902	$36,812	$31,783	$34,697	$38,344	$38,738
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.44% (f)	1.47%	1.44%	1.53%	1.92%	1.89%
Expenses before waivers and/or expense reimbursement	1.60% (f)	1.54%	1.55%	1.64%	1.92%	1.89%
Net investment income (loss)	0.64% (f)	0.59%	0.43%	0.40%	0.16%	0.14%
Portfolio turnover rate(g)(h)	41%	88%	95%	89%	89%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

50

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.65	$17.20	$18.78	$15.83	$16.24	$16.86
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.24	0.25	0.24	0.18	0.18
Net realized and unrealized gain (loss) on investment transactions	(1.10)	1.21	0.82	3.57	0.31	0.55
Total from investment operations	(0.98)	1.45	1.07	3.81	0.49	0.73
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.26)	(0.22)	(0.19)	(0.18)	(0.14)
Distributions from net realized gains	(0.43)	(2.74)	(2.43)	(0.67)	(0.72)	(1.21)
Total dividends and distributions	(0.65)	(3.00)	(2.65)	(0.86)	(0.90)	(1.35)
Net asset value, end of period	$14.02	$15.65	$17.20	$18.78	$15.83	$16.24
Total Return(b):	(6.71)%	10.91%	5.98%	24.93%	3.35%	4.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,741	$67,192	$61,857	$56,066	$71,506	$80,096
Average net assets (000)	$65,199	$65,923	$62,456	$54,787	$75,803	$57,677
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.48% (e)	0.48%	0.46%	0.54%	0.92%	0.89%
Expenses before waivers and/or expense reimbursement	0.55% (e)	0.54%	0.55%	0.64%	0.92%	0.89%
Net investment income (loss)	1.60% (e)	1.59%	1.40%	1.42%	1.18%	1.12%
Portfolio turnover rate(f)(g)	41%	88%	95%	89%	89%	112%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	51

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31,		December 28, 2016(a) through October 31, 2017
		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.68	$17.23	$18.81	$16.06
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.26	0.27	0.21
Net realized and unrealized gain (loss) on investment transactions	(1.10)	1.21	0.82	2.54
Total from investment operations	(0.97)	1.47	1.09	2.75
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.28)	(0.24)	-
Distributions from net realized gains	(0.43)	(2.74)	(2.43)	-
Total dividends and distributions	(0.67)	(3.02)	(2.67)	-
Net asset value, end of period	$14.04	$15.68	$17.23	$18.81
Total Return(c):	(6.65)%	11.05%	6.10%	17.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$92,248	$90,722	$76,551	$58,304
Average net assets (000)	$92,176	$86,249	$71,390	$40,448
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.35% (f)	0.35%	0.35%	0.35%	(f)
Expenses before waivers and/or expense reimbursement	0.41% (f)	0.41%	0.44%	0.47%	(f)
Net investment income (loss)	1.72% (f)	1.72%	1.51%	1.44%	(f)
Portfolio turnover rate(g)(h)	41%	88%	95%	89%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

52

Fund Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM QMA Large-Cap Core Equity Fund	53

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Core Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX	PTMQX
CUSIP	74441J100	74441J209	74441J308	74441J407	74441J688

MF187E2

PGIM REAL ESTATE INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Real Estate Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Estate Income Fund

June 15, 2020

PGIM Real Estate Income Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–25.97	–22.03	–1.42 (6/3/15)
Class C	–26.17	–18.79	–0.98 (6/3/15)
Class Z	–25.79	–17.21	0.04 (6/3/15)
Class R6	–25.84	–17.26	–0.61 (12/28/16)
Custom Blend Index
	–20.09	–13.61	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class A (6/3/15)	Class C (6/3/15)	Class Z (6/3/15)	Class R6 (12/28/16)
Custom Blend Index	1.07	1.07	1.07	0.61

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to each class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (80%), which is an unmanaged index and reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world; and the ICE BofA Merrill Lynch 7% Constrained REIT Preferred Securities Index (20%), which is an unmanaged index that is a subset of the ICE BofA Merrill Lynch Fixed Rate Preferred Securities Index including all REIT-issued preferred securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Real Estate Income Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Real Estate Sectors	% of Net Assets
Brandywine Realty Trust	Office REITs	5.8%
MGM Growth Properties LLC (Class A Stock)	Hotel & Resort REITs	5.5%
Omega Healthcare Investors, Inc.	Health Care REITs	5.1%
Stockland (Australia)	Diversified REITs	5.0%
Global Medical REIT, Inc.	Health Care REITs	4.8%
Four Corners Property Trust, Inc.	Specialized REITs	4.2%
Healthpeak Properties, Inc.	Health Care REITs	3.7%
New World Development Co. Ltd. (Hong Kong)	Diversified Real Estate Activities	3.7%
Physicians Realty Trust	Health Care REITs	3.5%
American Homes 4 Rent	Residential REITs	3.4%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Real Estate Income Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Estate Income Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$740.30	1.36%	$5.88
	Hypothetical	$1,000.00	$1,018.10	1.36%	$6.82
Class C	Actual	$1,000.00	$738.30	2.12%	$9.16
	Hypothetical	$1,000.00	$1,014.32	2.12%	$10.62
Class Z	Actual	$1,000.00	$742.10	1.11%	$4.81
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57
Class R6	Actual	$1,000.00	$741.60	1.11%	$4.81
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 73.7%

Diversified Real Estate Activities 5.4%
New World Development Co. Ltd. (Hong Kong)	259,510	$305,515
Sun Hung Kai Properties Ltd. (Hong Kong)	10,110	138,229

		443,744

Diversified REITs 8.7%
Activia Properties, Inc. (Japan)	25	73,530
American Assets Trust, Inc.	5,099	144,404
Nomura Real Estate Master Fund, Inc. (Japan)	79	90,769
Stockland (Australia)	221,921	415,296

		723,999

Health Care REITs 19.9%
Global Medical REIT, Inc.	38,006	396,022
Healthpeak Properties, Inc.	11,932	311,902
Medical Properties Trust, Inc.	13,584	232,830
Omega Healthcare Investors, Inc.	14,472	421,859
Physicians Realty Trust	18,873	291,022

		1,653,635

Hotel & Resort REITs 5.5%
MGM Growth Properties LLC (Class A Stock)	17,965	452,179

Industrial REITs 4.7%
Mapletree Logistics Trust (Singapore)	138,617	175,810
Summit Industrial Income REIT (Canada)	29,028	216,467

		392,277

Office REITs 14.0%
Brandywine Realty Trust	43,119	481,208
Corporate Office Properties Trust	5,423	143,276
Cousins Properties, Inc.	2,143	64,654
Dexus (Australia)	12,466	74,306
Keppel REIT (Singapore)	283,440	211,938
NSI NV (Netherlands)	4,516	181,330

		1,156,712

Real Estate Operating Companies 1.4%
Swire Properties Ltd. (Hong Kong)	42,123	118,556

See Notes to Financial Statements.

PGIM Real Estate Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Retail REITs 8.3%
Frasers Centrepoint Trust (Singapore)	120,676	$181,248
Link REIT (Hong Kong)	19,989	179,754
Realty Income Corp.	3,545	194,691
Supermarket Income REIT PLC (United Kingdom)	96,000	129,053

		684,746

Specialized REITs 5.8%
Four Corners Property Trust, Inc.	15,796	353,672
Life Storage, Inc.	1,494	130,860

		484,532

TOTAL COMMON STOCKS (cost $6,366,587)		6,110,380

PREFERRED STOCKS 25.8%

Diversified REITs 4.6%
Gladstone Commercial Corp.	9,539	200,319
PS Business Parks, Inc.	7,124	179,881

		380,200

Industrial REITs 5.5%
Monmouth Real Estate Investment Corp.	9,938	242,884
Rexford Industrial Realty, Inc.	8,674	214,595

		457,479

Office REITs 5.6%
Office Properties Income Trust	9,733	222,302
Vornado Realty Trust	11,019	246,054

		468,356

Residential REITs 8.3%
American Homes 4 Rent	12,170	284,656
Investors Real Estate Trust	8,199	205,795
UMH Properties, Inc.	8,353	197,298

		687,749

See Notes to Financial Statements.

10

Description	Shares	Value
PREFERRED STOCKS (Continued)

Specialized REITs 1.8%
EPR Properties	7,938	$148,361

TOTAL PREFERRED STOCKS (cost $2,276,436)		2,142,145

TOTAL LONG-TERM INVESTMENTS (cost $8,643,023)		8,252,525

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $68,520)(w)	68,520	68,520

TOTAL INVESTMENTS 100.3% (cost $8,711,543)		8,321,045
Liabilities in excess of other assets (0.3)%		(23,603)

NET ASSETS 100.0%		$8,297,442

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$489,602	$—
Canada	216,467	—	—
Hong Kong	—	742,054	—
Japan	—	164,299	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Netherlands	$—	$181,330	$—
Singapore	—	568,996	—
United Kingdom	—	129,053	—
United States	3,618,579	—	—
Preferred Stocks
United States	2,142,145	—	—
Affiliated Mutual Fund	68,520	—	—

Total	$6,045,711	$2,275,334	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Health Care REITs	19.9%
Office REITs	19.6
Diversified REITs	13.3
Industrial REITs	10.2
Retail REITs	8.3
Residential REITs	8.3
Specialized REITs	7.6
Hotel & Resort REITs	5.5

Diversified Real Estate Activities	5.4%
Real Estate Operating Companies	1.4
Affiliated Mutual Fund	0.8

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2020, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

For the six months ended April 30, 2020, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

12

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(1,879)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $8,643,023)	$8,252,525
Affiliated investments (cost $68,520)	68,520
Foreign currency, at value (cost $8)	8
Receivable for investments sold	49,351
Dividends receivable	35,599
Due from Manager	12,458
Tax reclaim receivable	4,758
Receivable for Fund shares sold	693
Prepaid expenses	271

Total Assets	8,424,183

Liabilities
Payable for investments purchased	73,612
Custodian and accounting fees payable	19,539
Audit fee payable	16,036
Shareholders’ reports payable	14,866
Accrued expenses and other liabilities	1,754
Distribution fee payable	491
Affiliated transfer agent fee payable	324
Payable for Fund shares reacquired	119

Total Liabilities	126,741

Net Assets	$8,297,442

Net assets were comprised of:
Shares of beneficial interest, at par	$1,120
Paid-in capital in excess of par	10,494,078
Total distributable earnings (loss)	(2,197,756)

Net assets, April 30, 2020	$8,297,442

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($669,659 ÷ 90,577 shares of beneficial interest issued and outstanding)	$7.39
Maximum sales charge (5.50% of offering price)	0.43

Maximum offering price to public	$7.82

Class C
Net asset value, offering price and redemption price per share, ($456,351 ÷ 61,711 shares of beneficial interest issued and outstanding)	$7.39

Class Z
Net asset value, offering price and redemption price per share, ($6,892,305 ÷ 929,616 shares of beneficial interest issued and outstanding)	$7.41

Class R6
Net asset value, offering price and redemption price per share, ($279,127 ÷ 37,724 shares of beneficial interest issued and outstanding)	$7.40

See Notes to Financial Statements.

PGIM Real Estate Income Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $9,365 foreign withholding tax)	$343,065
Affiliated dividend income	1,388
Income from securities lending, net (including affiliated income of $15)	91

Total income	344,544

Expenses
Management fee	53,650
Distribution fee(a)	4,370
Custodian and accounting fees	31,895
Registration fees(a)	24,146
Audit fee	16,036
Shareholders’ reports	14,871
Legal fees and expenses	9,089
Transfer agent’s fees and expenses (including affiliated expense of $884)(a)	8,484
Trustees’ fees	5,561
Miscellaneous	9,373

Total expenses	177,475
Less: Fee waiver and/or expense reimbursement(a)	(98,422)
Distribution fee waiver(a)	(205)

Net expenses	78,848

Net investment income (loss)	265,696

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $38)	(1,191,867)
Foreign currency transactions	(3,310)

(1,195,177)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,986,760)
Foreign currencies	(129)

(1,986,889)

Net gain (loss) on investment and foreign currency transactions	(3,182,066)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,916,370)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,227	3,143	—	—
Registration fees	6,338	6,339	6,508	4,961
Transfer agent’s fees and expenses	930	421	7,090	43
Fee waiver and/or expense reimbursement	(11,672)	(10,044)	(70,302)	(6,404)
Distribution fee waiver	(205)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$265,696	$416,669
Net realized gain (loss) on investment and foreign currency transactions	(1,195,177)	1,055,898
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,986,889)	1,676,454

Net increase (decrease) in net assets resulting from operations	(2,916,370)	3,149,021

Dividends and Distributions
Distributions from distributable earnings
Class A	(55,113)	(26,656)
Class C	(43,270)	(15,965)
Class Z	(954,473)	(480,561)
Class R6	(12,769)	(4,594)

	(1,065,625)	(527,776)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,464,138	9,084,615
Net asset value of shares issued in reinvestment of dividends and distributions	1,060,070	525,036
Cost of shares reacquired	(9,407,074)	(2,047,899)

Net increase (decrease) in net assets from Fund share transactions	(5,882,866)	7,561,752

Total increase (decrease)	(9,864,861)	10,182,997

Net Assets:
Beginning of period	18,162,303	7,979,306

End of period	$8,297,442	$18,162,303

See Notes to Financial Statements.

PGIM Real Estate Income Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Real Estate Income Fund (the “Fund”).

The investment objective of the Fund is to seek income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

18

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM Real Estate Income Fund	19

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

20

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the

PGIM Real Estate Income Fund	21

Notes to Financial Statements (unaudited) (continued)

securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

22

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into an amended and restated subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited (formerly PGIM Fund Management Limited), an indirect wholly-owned subsidiary of PGIM, Inc. (together, the “Subadvisers”). The subadvisory agreement provides that the Subadvisers will provide investment advisory services to the Fund with respect to the assets of the Fund allocated to them by the Manager. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. The Manager pays for the services of the Subadvisers, the cost of

PGIM Real Estate Income Fund	23

Notes to Financial Statements (unaudited) (continued)

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion, 0.78% of the next $2 billion, 0.76% of the next $2 billion, 0.75% of the next $5 billion and 0.74% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.35% of average daily net assets for Class A shares, 2.10% of average daily net assets for Class C shares, 1.10% of average daily net assets for Class Z shares and 1.10% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% of the average daily net assets of Class A shares.

24

For the reporting period ended April 30, 2020, PIMS received $7,298 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $3 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $17,078,646 and $23,545,324, respectively.

PGIM Real Estate Income Fund	25

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$744,697	$6,361,117	$7,037,294	$—	$—	$68,520	68,520	$1,388
PGIM Institutional Money Market Fund*
354,273	380,645	734,956	—	38	—	—	15	**

$1,098,970	$6,741,762	$7,772,250	$—	$38	$68,520		$1,403

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$9,257,671

Gross Unrealized Appreciation	247,227
Gross Unrealized Depreciation	(1,183,853)

Net Unrealized Depreciation	$(936,626)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A

26

special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided four into classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	676,249	73%
Class R6	1,326	4%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	60%	2	29%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	34,015	$314,278
Shares issued in reinvestment of dividends and distributions	5,600	52,621
Shares reacquired	(34,848)	(326,278)

Net increase (decrease) in shares outstanding	4,767	$40,621

Year ended October 31, 2019:
Shares sold	42,526	$417,140
Shares issued in reinvestment of dividends and distributions	2,679	25,672
Shares reacquired	(31,794)	(294,954)

Net increase (decrease) in shares outstanding before conversion	13,411	147,858
Shares issued upon conversion from other share class(es)	1,443	14,218

Net increase (decrease) in shares outstanding	14,854	$162,076

PGIM Real Estate Income Fund	27

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	15,656	$164,622
Shares issued in reinvestment of dividends and distributions	4,515	43,271
Shares reacquired	(18,370)	(168,033)

Net increase (decrease) in shares outstanding	1,801	$39,860

Year ended October 31, 2019:
Shares sold	32,053	$291,635
Shares issued in reinvestment of dividends and distributions	1,676	15,965
Shares reacquired	(10,795)	(94,916)

Net increase (decrease) in shares outstanding before conversion	22,934	212,684
Shares reacquired upon conversion into other share class(es)	(1,442)	(14,218)

Net increase (decrease) in shares outstanding	21,492	$198,466

Class Z
Six months ended April 30, 2020:
Shares sold	165,903	$1,710,121
Shares issued in reinvestment of dividends and distributions	98,570	951,409
Shares reacquired	(874,214)	(8,827,881)

Net increase (decrease) in shares outstanding	(609,741)	$(6,166,351)

Year ended October 31, 2019:
Shares sold	864,219	$8,266,388
Shares issued in reinvestment of dividends and distributions	48,986	478,805
Shares reacquired	(165,877)	(1,609,190)

Net increase (decrease) in shares outstanding	747,328	$7,136,003

Class R6
Six months ended April 30, 2020:
Shares sold	32,113	$275,117
Shares issued in reinvestment of dividends and distributions	1,417	12,769
Shares reacquired	(10,658)	(84,882)

Net increase (decrease) in shares outstanding	22,872	$203,004

Year ended October 31, 2019:
Shares sold	11,145	$109,452
Shares issued in reinvestment of dividends and distributions	474	4,594
Shares reacquired	(4,780)	(48,839)

Net increase (decrease) in shares outstanding	6,839	$65,207

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

28

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 24 days that the Fund had loans outstanding during the period was approximately $510,458, borrowed at a weighted average interest rate of 2.69%. The maximum loan outstanding amount during the period was $1,929,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

PGIM Real Estate Income Fund	29

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014-2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities

30

will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Real Estate Income Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,				June 3, 2015(a) through October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.66	$8.76	$9.62	$9.66	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.28	0.34	0.39	0.24	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.77)	1.97	(0.63)	0.05	0.39	(0.38)
Total from investment operations	(2.62)	2.25	(0.29)	0.44	0.63	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.59)	(0.35)	(0.50)	(0.48)	(0.56)	(0.16)
Tax return of capital distributions	-	-	(0.07)	-	-	-
Distributions from net realized gains	(0.06)	-	-	-	-	-
Total dividends and distributions	(0.65)	(0.35)	(0.57)	(0.48)	(0.56)	(0.16)
Net asset value, end of period	$7.39	$10.66	$8.76	$9.62	$9.66	$9.59
Total Return(c):	(25.97)%	26.26%	(3.15)%	4.60%	6.92%	(2.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$670	$915	$621	$914	$637	$33
Average net assets (000)	$823	$677	$878	$744	$186	$24
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.36% (f)	1.35%	1.36%	1.35%	1.35%	1.36% (f)
Expenses before waivers and/or expense reimbursement	4.26% (f)	4.65%	4.85%	3.30%	3.37%	9.50% (f)
Net investment income (loss)	3.26% (f)	2.91%	3.73%	4.00%	2.45%	3.15% (f)
Portfolio turnover rate(g)	127%	257%	153%	137%	113%	98%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,				June 3, 2015(a) through October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.66	$8.76	$9.62	$9.66	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.21	0.27	0.32	0.19	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.79)	1.97	(0.63)	0.05	0.38	(0.40)
Total from investment operations	(2.66)	2.18	(0.36)	0.37	0.57	(0.29)
Less Dividends and Distributions:
Dividends from net investment income	(0.55)	(0.28)	(0.44)	(0.41)	(0.49)	(0.13)
Tax return of capital distributions	-	-	(0.06)	-	-	-
Distributions from net realized gains	(0.06)	-	-	-	-	-
Total dividends and distributions	(0.61)	(0.28)	(0.50)	(0.41)	(0.49)	(0.13)
Net asset value, end of period	$7.39	$10.66	$8.76	$9.62	$9.66	$9.58
Total Return(c):	(26.17)%	25.34%	(3.85)%	3.83%	6.22%	(2.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$456	$639	$336	$293	$321	$13
Average net assets (000)	$632	$510	$314	$309	$151	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.12% (f)	2.10%	2.11%	2.10%	2.10%	2.13% (f)
Expenses before waivers and/or expense reimbursement	5.32% (f)	5.86%	8.85%	4.00%	4.78%	10.11% (f)
Net investment income (loss)	2.71% (f)	2.21%	2.98%	3.29%	1.98%	2.87% (f)
Portfolio turnover rate(g)	127%	257%	153%	137%	113%	98%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,				June 3, 2015(a) through October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.69	$8.78	$9.62	$9.66	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.31	0.39	0.40	0.38	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.82)	1.98	(0.64)	0.06	0.28	(0.41)
Total from investment operations	(2.62)	2.29	(0.25)	0.46	0.66	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.60)	(0.38)	(0.52)	(0.50)	(0.59)	(0.16)
Tax return of capital distributions	-	-	(0.07)	-	-	-
Distributions from net realized gains	(0.06)	-	-	-	-	-
Total dividends and distributions	(0.66)	(0.38)	(0.59)	(0.50)	(0.59)	(0.16)
Net asset value, end of period	$7.41	$10.69	$8.78	$9.62	$9.66	$9.59
Total Return(c):	(25.79)%	26.62%	(2.70)%	4.85%	7.19%	(2.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,892	$16,451	$6,951	$10,681	$5,512	$4,886
Average net assets (000)	$11,794	$12,060	$8,632	$8,961	$5,008	$4,868
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.11% (f)	1.10%	0.98%	1.10%	1.10%	1.10% (f)
Expenses before waivers and/or expense reimbursement	2.31% (f)	2.31%	2.81%	2.96%	4.85%	8.98% (f)
Net investment income (loss)	4.10% (f)	3.17%	4.25%	4.17%	3.98%	4.08% (f)
Portfolio turnover rate(g)	127%	257%	153%	137%	113%	98%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,		December 28, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.67	$8.76	$9.62	$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.31	0.25	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.75)	1.98	(0.52)	0.38
Total from investment operations	(2.61)	2.29	(0.27)	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.60)	(0.38)	(0.50)	(0.40)
Tax return of capital distributions	-	-	(0.09)	-
Distributions from net realized gains	(0.06)	-	-	-
Total dividends and distributions	(0.66)	(0.38)	(0.59)	(0.40)
Net asset value, end of period	$7.40	$10.67	$8.76	$9.62
Total Return(c):	(25.84)%	26.54%	(2.92)%	7.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$279	$158	$70	$11
Average net assets (000)	$238	$115	$17	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.11% (f)	1.10%	1.10%	1.10%	(f)
Expenses before waivers and/or expense reimbursement	6.53% (f)	8.55%	91.97%	2.79%	(f)
Net investment income (loss)	2.99% (f)	3.15%	2.70%	3.78%	(f)
Portfolio turnover rate(g)	127%	257%	153%	137%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	35

Fund Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

36

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate PGIM Real Estate (UK) Limited	7 Giralda Farms Madison, NJ 07940 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Estate Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PRKAX	PRKCX	PRKZX	PRKQX
CUSIP	74441J761	74441J753	74441J746	74441J670

MF228E2

PGIM SELECT REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Select Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Select Real Estate Fund

June 15, 2020

PGIM Select Real Estate Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

		Average Annual Total Returns as of 4/30/20

	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–15.28	–9.39	3.26	4.04 (8/1/14)
Class C	–15.55	–5.73	3.63	4.27 (8/1/14)
Class Z	–15.15	–3.87	4.69	5.33 (8/1/14)
Class R6	–15.15	–3.84	4.69	5.32 (8/1/14)
FTSE EPRA/NAREIT Developed Index
	–24.04	–17.51	–0.40	0.50
S&P 500 Index
	–3.15	0.88	9.12	9.63

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Select Real Estate Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Real Estate Sectors	% of Net Assets
Prologis, Inc.	Industrial REITs	6.5%
Invitation Homes, Inc.	Residential REITs	5.1%
Americold Realty Trust	Industrial REITs	4.2%
Essex Property Trust, Inc.	Residential REITs	3.8%
Kojamo OYJ (Finland)	Real Estate Operating Companies	3.7%
Equity LifeStyle Properties, Inc.	Residential REITs	3.6%
Link REIT (Hong Kong)	Retail REITs	3.1%
Segro PLC (United Kingdom)	Industrial REITs	3.1%
Physicians Realty Trust	Health Care REITs	3.1%
Nippon Prologis REIT, Inc. (Japan)	Industrial REITs	3.0%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Select Real Estate Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Select Real Estate Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$847.20	1.30%	$5.97
	Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Class C	Actual	$1,000.00	$844.50	2.05%	$9.40
	Hypothetical	$1,000.00	$1,014.67	2.05%	$10.27
Class Z	Actual	$1,000.00	$848.50	1.05%	$4.83
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27
Class R6	Actual	$1,000.00	$848.50	1.05%	$4.83
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Diversified Real Estate Activities 8.2%
Mitsubishi Estate Co. Ltd. (Japan)	42,653	$695,647
New World Development Co. Ltd. (Hong Kong)	568,283	669,025
Sun Hung Kai Properties Ltd. (Hong Kong)	55,769	762,501
Tokyu Fudosan Holdings Corp. (Japan)	104,410	517,378

		2,644,551

Diversified REITs 3.1%
American Assets Trust, Inc.	13,752	389,456
Nomura Real Estate Master Fund, Inc. (Japan)	373	428,566
Stockland (Australia)	91,979	172,127

		990,149

Health Care REITs 7.3%
Healthpeak Properties, Inc.	17,471	456,692
Omega Healthcare Investors, Inc.	17,035	496,570
Physicians Realty Trust	64,408	993,172
Primary Health Properties PLC (United Kingdom)	204,656	397,208

		2,343,642

Hotel & Resort REITs 2.7%
Apple Hospitality REIT, Inc.	19,824	191,896
MGM Growth Properties LLC (Class A Stock)	18,685	470,302
Park Hotels & Resorts, Inc.	21,545	204,893

		867,091

Industrial REITs 31.2%
Americold Realty Trust	43,829	1,340,729
Goodman Group (Australia)	55,763	477,822
Mapletree Logistics Trust (Singapore)	601,197	762,509
Mitsui Fudosan Logistics Park, Inc. (Japan)	242	956,809
Nippon Prologis REIT, Inc. (Japan)	353	972,580
Prologis, Inc.	23,394	2,087,447
Rexford Industrial Realty, Inc.	20,946	852,921
Segro PLC (United Kingdom)	95,699	998,871
Summit Industrial Income REIT (Canada)	84,097	627,125
Warehouses De Pauw CVA (Belgium)	34,834	953,819

		10,030,632

See Notes to Financial Statements.

PGIM Select Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Office REITs 4.9%
alstria office REIT-AG (Germany)	49,241	$739,799
Kilroy Realty Corp.	13,527	842,191

		1,581,990

Real Estate Operating Companies 7.5%
Kojamo OYJ (Finland)	65,977	1,189,534
VGP NV (Belgium)	3,040	352,496
Vonovia SE (Germany)	17,620	869,943

		2,411,973

Residential REITs 22.5%
AvalonBay Communities, Inc.	5,370	875,042
Canadian Apartment Properties REIT (Canada)	22,897	787,935
Equity LifeStyle Properties, Inc.	19,360	1,167,602
Essex Property Trust, Inc.	4,963	1,211,468
Ingenia Communities Group (Australia)	377,619	903,111
Invitation Homes, Inc.	69,410	1,641,546
UDR, Inc.	17,018	637,664

		7,224,368

Retail REITs 6.1%
Brixmor Property Group, Inc.	17,268	197,719
Link REIT (Hong Kong)	112,540	1,012,030
Realty Income Corp.	13,797	757,731

		1,967,480

Specialized REITs 6.1%
Equinix, Inc.	1,126	760,275
Four Corners Property Trust, Inc.	35,510	795,069
SBA Communications Corp.	1,430	414,586

		1,969,930
TOTAL INVESTMENTS 99.6% (cost $31,755,592)		32,031,806
Other assets in excess of liabilities 0.4%		137,271

NET ASSETS 100.0%		$32,169,077

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

CVA—Certificate Van Aandelen (Bearer)

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$1,553,060	$—
Belgium	—	1,306,315	—
Canada	1,415,060	—	—
Finland	—	1,189,534	—
Germany	—	1,609,742	—
Hong Kong	—	2,443,556	—
Japan	—	3,570,980	—
Singapore	—	762,509	—
United Kingdom	—	1,396,079	—
United States	16,784,971	—	—

Total	$18,200,031	$13,831,775	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2020 were as follows:

Industrial REITs	31.2%
Residential REITs	22.5
Diversified Real Estate Activities	8.2
Real Estate Operating Companies	7.5
Health Care REITs	7.3
Retail REITs	6.1
Specialized REITs	6.1
Office REITs	4.9

Diversified REITs	3.1%
Hotel & Resort REITs	2.7

99.6
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

PGIM Select Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2020, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

For the six months ended April 30, 2020, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(2,854)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Unaffiliated investments (cost $31,755,592)	$32,031,806
Receivable for investments sold	3,698,152
Receivable for Fund shares sold	781,034
Dividends receivable	62,701
Tax reclaim receivable	11,369
Prepaid expenses	271

Total Assets	36,585,333

Liabilities
Payable to custodian	3,528,662
Payable for Fund shares reacquired	663,540
Payable for investments purchased	158,986
Accrued expenses and other liabilities	55,466
Management fee payable	7,253
Distribution fee payable	1,214
Affiliated transfer agent fee payable	1,135

Total Liabilities	4,416,256

Net Assets	$32,169,077

Net assets were comprised of:
Shares of beneficial interest, at par	$3,048
Paid-in capital in excess of par	35,806,231
Total distributable earnings (loss)	(3,640,202)

Net assets, April 30, 2020	$32,169,077

See Notes to Financial Statements.

PGIM Select Real Estate Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($4,155,550 ÷ 391,332 shares of beneficial interest issued and outstanding)	$10.62
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price to public	$11.24

Class C
Net asset value, offering price and redemption price per share, ($503,099 ÷ 47,920 shares of beneficial interest issued and outstanding)	$10.50

Class Z
Net asset value, offering price and redemption price per share, ($12,867,166 ÷ 1,209,918 shares of beneficial interest issued and outstanding)	$10.63

Class R6
Net asset value, offering price and redemption price per share, ($14,643,262 ÷ 1,399,212 shares of beneficial interest issued and outstanding)	$10.47

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $19,277 foreign withholding tax)	$395,973
Affiliated dividend income	5,072

Total income	401,045

Expenses
Management fee	127,948
Distribution fee(a)	9,131
Custodian and accounting fees	37,434
Registration fees(a)	25,724
Audit fee	17,237
Shareholders’ reports	11,812
Legal fees and expenses	9,101
Transfer agent’s fees and expenses (including affiliated expense of $3,379)(a)	7,700
Trustees’ fees	5,570
Miscellaneous	8,889

Total expenses	260,546
Less: Fee waiver and/or expense reimbursement(a)	(83,195)
Distribution fee waiver(a)	(1,134)

Net expenses	176,217

Net investment income (loss)	224,828

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(3,485,938)
Foreign currency transactions	(6,439)

(3,492,377)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,516,557)
Foreign currencies	1,484

(2,515,073)

Net gain (loss) on investment and foreign currency transactions	(6,007,450)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(5,782,622)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	6,803	2,328	—	—
Registration fees	6,265	6,264	6,931	6,264
Transfer agent’s fees and expenses	3,085	209	4,330	76
Fee waiver and/or expense reimbursement	(16,417)	(7,197)	(28,183)	(31,398)
Distribution fee waiver	(1,134)	—	—	—

See Notes to Financial Statements.

PGIM Select Real Estate Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$224,828	$204,706
Net realized gain (loss) on investment and foreign currency transactions	(3,492,377)	877,695
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,515,073)	2,856,431

Net increase (decrease) in net assets resulting from operations	(5,782,622)	3,938,832

Dividends and Distributions
Distributions from distributable earnings
Class A	(224,004)	(105,398)
Class C	(21,508)	(2,117)
Class Z	(430,619)	(22,724)
Class R6	(845,491)	(276,839)

	(1,521,622)	(407,078)

Fund share transactions
Net proceeds from shares sold	20,476,447	16,624,282
Net asset value of shares issued in reinvestment of dividends and distributions	1,520,455	407,047
Cost of shares reacquired	(10,825,044)	(964,311)

Net increase (decrease) in net assets from Fund share transactions	11,171,858	16,067,018

Total increase (decrease)	3,867,614	19,598,772

Net Assets:
Beginning of period	28,301,463	8,702,691

End of period	$32,169,077	$28,301,463

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Select Real Estate Fund (the “Fund”).

The investment objective of the Fund is to seek income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Select Real Estate Fund	17

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

18

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Select Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

20

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into an amended and restated subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited (formerly PGIM Fund Management Limited), an indirect wholly-owned subsidiary of PGIM, Inc. (together, the “Subadvisers”). The

PGIM Select Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

subadvisory agreement provides that the Subadvisers will provide investment advisory services to the Fund with respect to the assets of the Fund allocated to them by the Manager. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. The Manager pays for the services of the Subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion, 0.78% of the next $2 billion, 0.76% of the next $2 billion, 0.75% of the next $5 billion and 0.74% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.30% of average daily net assets for Class A shares, 2.05% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class Z shares and 1.05% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

22

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended April 30, 2020, PIMS received $11,121 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $83 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

PGIM Select Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $57,700,670 and $47,393,059, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$560,924	$21,988,447	$22,549,371	$—	$—	$—	—	$5,072

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$32,159,421

Gross Unrealized Appreciation	1,881,732
Gross Unrealized Depreciation	(2,009,347)

Net Unrealized Depreciation	$(127,615)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A

24

special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	251,691	64%
Class C	1,211	3%
Class R6	1,390,783	99%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
4	54%	4	42%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	138,077	$1,681,902
Shares issued in reinvestment of dividends and distributions	18,276	222,844
Shares reacquired	(102,453)	(1,165,831)

Net increase (decrease) in shares outstanding	53,900	$738,915

Year ended October 31, 2019:
Shares sold	132,295	$1,594,096
Shares issued in reinvestment of dividends and distributions	9,974	105,367
Shares reacquired	(57,723)	(654,383)

Net increase (decrease) in shares outstanding	84,546	$1,045,080

PGIM Select Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	20,448	$253,364
Shares issued in reinvestment of dividends and distributions	1,772	21,508
Shares reacquired	(1,223)	(12,148)

Net increase (decrease) in shares outstanding	20,997	$262,724

Year ended October 31, 2019:
Shares sold	21,221	$249,773
Shares issued in reinvestment of dividends and distributions	204	2,117
Shares reacquired	(4)	(47)

Net increase (decrease) in shares outstanding	21,421	$251,843

Class Z
Six months ended April 30, 2020:
Shares sold	1,391,281	$16,253,353
Shares issued in reinvestment of dividends and distributions	35,638	430,612
Shares reacquired	(699,330)	(7,562,346)

Net increase (decrease) in shares outstanding	727,589	$9,121,619

Year ended October 31, 2019:
Shares sold	499,090	$6,150,445
Shares issued in reinvestment of dividends and distributions	1,847	22,724
Shares reacquired	(24,885)	(309,881)

Net increase (decrease) in shares outstanding	476,052	$5,863,288

Class R6
Six months ended April 30, 2020:
Shares sold	217,866	$2,287,828
Shares issued in reinvestment of dividends and distributions	70,417	845,491
Shares reacquired	(207,690)	(2,084,719)

Net increase (decrease) in shares outstanding	80,593	$1,048,600

Year ended October 31, 2019:
Shares sold	706,723	$8,629,968
Shares issued in reinvestment of dividends and distributions	26,210	276,839

Net increase (decrease) in shares outstanding	732,933	$8,906,807

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

26

SCA
Total Commitment	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 12 days that the Fund had loans outstanding during the period was approximately $382,667, borrowed at a weighted average interest rate of 2.25%. The maximum loan outstanding amount during the period was $1,168,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

PGIM Select Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014-2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline

28

when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Select Real Estate Fund	29

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.18	$10.33	$10.54	$10.00	$10.71	$10.30
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.16	0.12	0.12	0.17	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.00)	3.10	(0.08)	0.76	(0.18)	0.41
Total from investment operations	(1.93)	3.26	0.04	0.88	(0.01)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.21)	(0.25)	(0.11)	(0.28)	-
Distributions from net realized gains	(0.26)	(0.20)	-	(0.23)	(0.42)	(0.09)
Total dividends and distributions	(0.63)	(0.41)	(0.25)	(0.34)	(0.70)	(0.09)
Net asset value, end of period	$10.62	$13.18	$10.33	$10.54	$10.00	$10.71
Total Return(b):	(15.28)%	32.64%	0.37%	9.08%	0.01%	4.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,156	$4,447	$2,612	$256	$185	$62
Average net assets (000)	$4,560	$3,205	$1,645	$242	$119	$27
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.30% (e)	1.30%	1.30%	1.30%	1.33%	1.35%
Expenses before waivers and/or expense reimbursement	2.07% (e)	3.04%	4.02%	4.63%	4.81%	5.16%
Net investment income (loss)	1.22% (e)	1.36%	1.14%	1.15%	1.70%	0.86%
Portfolio turnover rate(f)	153%	242%	202%	142%	158%	150%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.03	$10.23	$10.44	$9.94	$10.60	$10.28
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.06	0.09	0.04	0.11	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.98)	3.08	(0.12)	0.75	(0.18)	0.44
Total from investment operations	(1.95)	3.14	(0.03)	0.79	(0.07)	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.14)	(0.18)	(0.06)	(0.17)	-
Distributions from net realized gains	(0.26)	(0.20)	-	(0.23)	(0.42)	(0.09)
Total dividends and distributions	(0.58)	(0.34)	(0.18)	(0.29)	(0.59)	(0.09)
Net asset value, end of period	$10.50	$13.03	$10.23	$10.44	$9.94	$10.60
Total Return(b):	(15.55)%	31.59%	(0.34)%	8.11%	(0.63)%	3.98%
Ratios/Supplemental Data:
Net assets, end of period (000)	$503	$351	$56	$69	$59	$36
Average net assets (000)	$468	$148	$64	$70	$48	$46
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.05% (e)	2.05%	2.05%	2.05%	2.08%	2.10%
Expenses before waivers and/or expense reimbursement	5.14% (e)	11.73%	29.08%	5.33%	5.64%	5.54%
Net investment income (loss)	0.52% (e)	0.54%	0.91%	0.36%	1.08%	(0.30)%
Portfolio turnover rate(f)	153%	242%	202%	142%	158%	150%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.20	$10.34	$10.56	$10.02	$10.74	$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.19	0.22	0.15	0.21	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.01)	3.11	(0.16)	0.76	(0.18)	0.42
Total from investment operations	(1.93)	3.30	0.06	0.91	0.03	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.24)	(0.28)	(0.14)	(0.33)	-
Distributions from net realized gains	(0.26)	(0.20)	-	(0.23)	(0.42)	(0.09)
Total dividends and distributions	(0.64)	(0.44)	(0.28)	(0.37)	(0.75)	(0.09)
Net asset value, end of period	$10.63	$13.20	$10.34	$10.56	$10.02	$10.74
Total Return(b):	(15.15)%	33.02%	0.51%	9.32%	0.36%	5.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,867	$6,366	$65	$154	$138	$107
Average net assets (000)	$11,058	$1,621	$145	$148	$139	$39
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.05% (e)	1.05%	1.05%	1.05%	1.08%	1.10%
Expenses before waivers and/or expense reimbursement	1.56% (e)	2.85%	14.17%	4.35%	4.82%	5.16%
Net investment income (loss)	1.32% (e)	1.48%	2.07%	1.43%	2.09%	0.98%
Portfolio turnover rate(f)	153%	242%	202%	142%	158%	150%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.00	$10.19	$10.40	$9.88	$10.63	$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.18	0.20	0.14	0.22	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.98)	3.07	(0.13)	0.75	(0.20)	0.41
Total from investment operations	(1.89)	3.25	0.07	0.89	0.02	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.24)	(0.28)	(0.14)	(0.35)	(0.10)
Distributions from net realized gains	(0.26)	(0.20)	-	(0.23)	(0.42)	(0.09)
Total dividends and distributions	(0.64)	(0.44)	(0.28)	(0.37)	(0.77)	(0.19)
Net asset value, end of period	$10.47	$13.00	$10.19	$10.40	$9.88	$10.63
Total Return(b):	(15.15)%	33.02%	0.62%	9.25%	0.30%	5.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,643	$17,138	$5,970	$5,932	$5,441	$5,423
Average net assets (000)	$16,076	$8,739	$6,039	$5,687	$5,413	$5,288
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.05% (e)	1.05%	1.05%	1.05%	1.08%	1.10%
Expenses before waivers and/or expense reimbursement	1.44% (e)	2.25%	3.07%	4.02%	4.40%	4.51%
Net investment income (loss)	1.54% (e)	1.56%	1.89%	1.42%	2.18%	0.96%
Portfolio turnover rate(f)	153%	242%	202%	142%	158%	150%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	33

Fund Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

34	Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate PGIM Real Estate (UK) Limited	7 Giralda Farms Madison, NJ 07940 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Select Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SREAX	SRECX	SREZX	SREQX
CUSIP	74441J811	74441J795	74441J779	74441J787

MF223E2

PGIM INTERNATIONAL BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM International Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM International Bond Fund

June 15, 2020

PGIM International Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–3.46	1.49	4.60 (12/14/16)
Class C	–3.75	3.23	4.83 (12/14/16)
Class Z	–3.30	5.20	5.90 (12/14/16)
Class R6	–3.28	5.23	5.91 (12/14/16)
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index
	1.38	6.45	4.53

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index—The Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, with index components for the Pan-European Aggregate and the Asian-Pacific Aggregate excluding US dollar-denominated components.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM International Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.76	1.74	–3.93
Class C	0.72	1.06	–4.74
Class Z	0.77	2.15	1.38
Class R6	0.78	2.20	1.52

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AAA	11.5
AA	5.3
A	19.2
BBB	32.5
BB	10.2
B	6.1
CCC	1.2
CC	0.2
Not Rated	9.2
Cash/Cash Equivalents	4.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM International Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM International Bond Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$965.40	0.99%	$4.84
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
Class C	Actual	$1,000.00	$962.50	1.74%	$8.49
	Hypothetical	$1,000.00	$1,016.21	1.74%	$8.72
Class Z	Actual	$1,000.00	$967.00	0.64%	$3.13
	Hypothetical	$1,000.00	$1,021.68	0.64%	$3.22
Class R6	Actual	$1,000.00	$967.20	0.61%	$2.98
	Hypothetical	$1,000.00	$1,021.83	0.61%	$3.07

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 90.4%

ASSET-BACKED SECURITIES 5.5%

Cayman Islands 2.8%
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.488	%(c)	07/22/32		250	$236,710
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.005	(c)	08/20/32		250	231,068
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122	(c)	07/22/32		250	239,473
OZLM Ltd., Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	2.525	(c)	07/20/32		250	232,305
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375	(c)	07/20/30		250	242,220

						1,181,776

Ireland 1.3%
St Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400		04/30/30	EUR	500	534,323

Netherlands 0.3%
North Westerly CLO BV, Series IV-A, Class A2R, 144A	1.250		01/15/26	EUR	137	150,175

United States 1.1%
Oportun Funding LLC, Series 2019-A, Class B, 144A	3.870		08/08/25		100	73,480
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.137	(c)	08/25/25		100	82,810

See Notes to Financial Statements.

PGIM International Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.460	%(cc)	01/16/46		173	$176,652
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.287	(c)	06/25/24		150	122,280

						455,222

TOTAL ASSET-BACKED SECURITIES (cost $2,519,643)						2,321,496

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.3%

Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381	(cc)	02/12/55	CAD	25	18,123

United Kingdom 0.6%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.122	(c)	01/23/29	GBP	200	246,291

United States 2.7%
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.464	(c)	10/15/36		191	173,856
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	3.314	(c)	12/15/36		400	358,593
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.464	(c)	05/15/36		200	183,861
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941	(cc)	02/12/40		250	204,620
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177		11/10/36		300	223,532

						1,144,462

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,585,100)						1,408,876

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS 25.4%

Australia 0.3%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000%		08/28/25		EUR	100	$112,987

Brazil 0.3%
Petrobras Global Finance BV, Gtd. Notes	5.375		10/01/29		GBP	100	112,383

China 1.3%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100		03/29/26			200	212,908
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750		06/14/22		EUR	100	107,200
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500		01/26/22		EUR	200	222,037

							542,145

France 1.2%
Altice France SA,
Sr. Sec’d. Notes	3.375		01/15/28		EUR	100	103,113
Sr. Sec’d. Notes, 144A	2.500		01/15/25		EUR	100	103,595
Sr. Sec’d. Notes, 144A	3.375		01/15/28		EUR	100	103,113
Loxam SAS, Sr. Sub. Notes	5.750		07/15/27		EUR	150	115,106
SNCF Reseau, Sr. Unsec’d. Notes	4.700		06/01/35		CAD	100	95,970

							520,897

Germany 1.7%
Allianz SE, Jr. Sub. Notes	3.375	(ff)	—	(rr)	EUR	200	233,282
Commerzbank AG, Sub. Notes, EMTN	7.750		03/16/21		EUR	100	113,857
Deutsche Bank AG, Sr. Unsec’d. Notes, EMTN	4.300		05/19/20		CNH	1,000	141,315
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000		07/30/26		EUR	100	108,986
Volkswagen International Finance NV, Gtd. Notes	2.700	(ff)	—	(rr)	EUR	100	105,063

							702,503

See Notes to Financial Statements.

PGIM International Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650%		04/10/27	EUR	100	$111,894

Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	—	(p)	07/24/26	EUR	100	107,711

Indonesia 0.2%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875		11/05/31	EUR	100	94,954

Italy 0.5%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375		07/20/22	EUR	100	109,793
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47	EUR	100	122,748

						232,541

Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250		12/05/23	CHF	50	51,615
Gtd. Notes	3.638		06/20/22	CHF	50	51,475

						103,090

Luxembourg 1.1%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000		06/30/27	EUR	100	99,185
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125		09/15/26	EUR	200	214,920
Picard Bondco SA, Gtd. Notes(a)	5.500		11/30/24	EUR	150	155,356

						469,461

Mexico 1.0%
Petroleos Mexicanos, Gtd. Notes	3.625		11/24/25	EUR	500	432,967

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands 1.8%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200%		03/31/25	CAD	200	$172,499
Starfruit Finco BV/Starfruit US Holdco LLC, Gtd. Notes	6.500		10/01/26	EUR	150	156,470
United Group BV, Sr. Sec’d. Notes, 144A	3.125		02/15/26	EUR	200	206,193
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375		02/28/30	EUR	200	207,082

						742,244

Peru 0.4%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963	(s)	06/02/25		184	168,605

Poland 0.7%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625		04/30/28	EUR	250	286,206

Russia 0.6%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500		03/21/26	EUR	200	219,227
Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	0.898		10/03/25	CHF	50	49,566

						268,793

Spain 0.8%
CaixaBank SA, Sub. Notes, EMTN	2.250	(ff)	04/17/30	EUR	200	209,427
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750		11/01/21	EUR	100	42,571
NH Hotel Group SA, Sr. Sec’d. Notes	3.750		10/01/23	EUR	90	87,243

						339,241

Supranational Bank 0.6%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	6.450		12/13/22	IDR	408,000	26,880

See Notes to Financial Statements.

PGIM International Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400%		01/05/45	CAD	100	$118,217
Sr. Unsec’d. Notes, EMTN	0.500		10/26/23	AUD	160	102,859

						247,956

United Arab Emirates 0.8%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, EMTN	2.750		05/02/24	EUR	100	110,004
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750		02/09/28	AUD	100	69,916
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800		06/01/21	CNH	1,000	144,962

						324,882

United Kingdom 1.6%
Barclays PLC, Sub. Notes, EMTN	2.000	(ff)	02/07/28	EUR	100	106,821
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	6.250		10/30/25	EUR	100	98,816
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250		09/30/25	GBP	100	125,652
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000	(ff)	03/08/23	EUR	100	110,084
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000		03/24/23	GBP	80	109,057
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000		04/15/27	GBP	100	126,026

						676,456

United States 9.8%
Adient Global Holdings Ltd., Gtd. Notes	3.500		08/15/24	EUR	100	86,572
Air Products and Chemicals, Inc., Sr. Unsec’d. Notes, EMTN	0.500		05/05/28	EUR	350	386,047
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27	EUR	100	111,879
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375		09/01/26	EUR	100	100,464
Bank of America Corp., Sr. Unsec’d. Notes, EMTN	0.589	(s)	05/31/21	EUR	85	109,564

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Comcast Corp.,
Gtd. Notes	0.750%		02/20/32	EUR	100	$108,257
DH Europe Finance II Sarl, Gtd. Notes	0.200		03/18/26	EUR	300	320,912
Diamond BC BV, Sr. Unsec’d. Notes	5.625		08/15/25	EUR	125	102,075
Energizer Gamma Acquisition BV, Gtd. Notes	4.625		07/15/26	EUR	300	327,111
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100		07/15/24	EUR	100	111,709
Sr. Unsec’d. Notes	0.625		12/03/25	EUR	100	108,555
Sr. Unsec’d. Notes	1.500		05/21/27	EUR	100	113,293
Fiserv, Inc.,
Sr. Unsec’d. Notes	0.375		07/01/23	EUR	100	108,274
Sr. Unsec’d. Notes	2.250		07/01/25	GBP	100	128,288
Honeywell International, Inc.,
Sr. Unsec’d. Notes	—	(p)	03/10/24	EUR	200	215,007
Sr. Unsec’d. Notes	0.750		03/10/32	EUR	100	106,952
Kraft Heinz Foods Co., Gtd. Notes	2.250		05/25/28	EUR	100	108,399
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349		09/21/26	EUR	100	110,323
Medtronic Global Holdings SCA,
Gtd. Notes	1.000		07/02/31	EUR	100	113,590
Gtd. Notes	1.125		03/07/27	EUR	100	114,991
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.388	(s)	01/21/27	ITL	50,000	27,391
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.637	(ff)	07/26/24	EUR	100	108,599
Sr. Unsec’d. Notes, GMTN	1.000		12/02/22	EUR	100	110,315
PerkinElmer, Inc., Sr. Unsec’d. Notes	0.600		04/09/21	EUR	100	109,214
Refinitiv US Holdings, Inc., Sr. Unsec’d. Notes	6.875		11/15/26	EUR	100	116,560
Spectrum Brands, Inc., Gtd. Notes	4.000		10/01/26	EUR	100	102,150
Stryker Corp., Sr. Unsec’d. Notes	2.625		11/30/30	EUR	100	124,899
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	0.500		03/01/28	EUR	100	106,771
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250		04/08/30	EUR	100	115,292

See Notes to Financial Statements.

PGIM International Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414%		12/13/22	EUR	100	$108,947
Sr. Unsec’d. Notes	2.425		12/13/26	EUR	100	112,733

						4,135,133

TOTAL CORPORATE BONDS (cost $11,333,102)						10,733,049

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.8%

Bermuda 0.2%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087	(c)	04/25/28		93	89,455

United Kingdom 0.3%
Paragon Mortgages PLC, Series 10X, Class B1A, 3 Month GBP LIBOR + 0.540% (Cap N/A, Floor 0.000%)	1.027	(c)	06/15/41	GBP	94	101,577

United States 1.3%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.985	(c)	01/25/57		50	48,589
Credit Suisse Mortgage Trust, Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	2.347	(c)	12/25/59		255	254,605
Legacy Mortgage Asset Trust, Series 2019-PR01, Class A1, 144A	3.858		09/25/59		95	90,471
Series 2020-GS01, Class A1, 144A	2.882		10/25/59		98	92,406
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	2.485	(c)	04/01/24		81	77,117

						563,188

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $778,106)						754,220

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 53.9%

Argentina 0.4%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	516	$178,765

Belgium 0.3%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 88, 144A	1.700	06/22/50	EUR	90	127,972

Brazil 2.2%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		75	76,269
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		520	519,799
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	300	330,039

					926,107

Bulgaria 0.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, EMTN	3.125	03/26/35	EUR	115	147,240

Canada 0.8%
Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	200	178,471
Province of Nova Scotia Canada, Unsec’d. Notes	3.450	06/01/45	CAD	100	87,459
Province of Saskatchewan Canada, Unsec’d. Notes	2.750	12/02/46	CAD	100	76,780

					342,710

China 2.3%
China Government Bond,
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	3,000	448,237
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	1,000	153,734
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	2,000	301,068
People’s Bank of China, Sr. Unsec’d. Notes	2.900	11/11/20	CNH	500	71,127

					974,166

See Notes to Financial Statements.

PGIM International Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia 1.6%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	600	$687,191

Croatia 0.6%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700		06/15/28	EUR	200	231,772

Cyprus 3.4%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375		09/25/28	EUR	200	226,149
Sr. Unsec’d. Notes, EMTN	2.750		02/26/34	EUR	200	233,136
Sr. Unsec’d. Notes, EMTN	3.750		07/26/23	EUR	500	593,099
Sr. Unsec’d. Notes, EMTN	4.250		11/04/25	EUR	300	373,018

						1,425,402

Germany 0.8%
Bundesrepublik Deutschland Bundesanleihe,
Bonds	—	(p)	08/15/29	EUR	200	232,094
Bonds(k)	1.000		08/15/25	EUR	95	114,124

						346,218

Greece 4.2%
Hellenic Republic Government Bond,
Bonds	3.650	(cc)	02/24/23	EUR	150	173,192
Bonds	3.650	(cc)	02/24/24	EUR	75	87,789
Bonds	3.650	(cc)	02/24/25	EUR	85	100,588
Bonds	3.650	(cc)	02/24/26	EUR	85	102,173
Bonds	3.650	(cc)	02/24/27	EUR	195	236,533
Bonds	3.650	(cc)	02/24/28	EUR	177	216,683
Bonds	3.650	(cc)	02/24/29	EUR	50	61,281
Bonds	3.650	(cc)	02/24/30	EUR	200	246,998
Bonds	3.650	(cc)	02/24/31	EUR	140	173,733
Bonds	3.650	(cc)	02/24/42	EUR	5	6,760
Bonds	4.200		01/30/42	EUR	190	274,176
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200		07/17/34	EUR	60	83,913

						1,763,819

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary 0.2%
Hungary Government Bond, Bonds, Series 28A	6.750%		10/22/28	HUF	10,000	$42,786
Hungary Government International Bond, Sr. Unsec’d. Notes	4.300		12/19/21	CNH	200	28,972

						71,758

Indonesia 2.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900		02/14/27	EUR	100	97,641
Sr. Unsec’d. Notes	1.400		10/30/31	EUR	100	95,339
Sr. Unsec’d. Notes	1.450		09/18/26	EUR	100	102,136
Sr. Unsec’d. Notes	1.750		04/24/25	EUR	200	210,403
Sr. Unsec’d. Notes, EMTN	2.150		07/18/24	EUR	140	151,795
Sr. Unsec’d. Notes, EMTN	2.625		06/14/23	EUR	100	110,208
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	200	234,512

						1,002,034

Ireland 0.5%
Ireland Government Bond, Bonds	2.400		05/15/30	EUR	150	201,888

Israel 0.8%
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750		07/03/30		200	209,911
Sr. Unsec’d. Notes, EMTN	1.500		01/18/27	EUR	100	114,524

						324,435

Italy 7.2%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800		03/01/67	EUR	150	168,590
Sr. Unsec’d. Notes, 144A	1.450		03/01/36	EUR	145	145,328
Sr. Unsec’d. Notes, 144A	3.350		03/01/35	EUR	690	874,148
Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.103	(c)	09/15/25	EUR	130	134,224
Repubic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	1.737	(s)	02/20/31	EUR	35	30,386
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875		10/17/29		200	188,570
Sr. Unsec’d. Notes, EMTN	5.345		01/27/48	EUR	50	80,876

See Notes to Financial Statements.

PGIM International Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.000%	08/04/28	GBP	205	$316,281
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	1,106,735

					3,045,138

Japan 0.3%
Japan Government Thirty Year Bond, Bonds, Series 63	0.400	06/20/49	JPY	6,000	55,582
Japan Government Twenty Year Bond, Bonds, Series 165	0.500	06/20/38	JPY	8,000	77,377

					132,959

Kazakhstan 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	125,418

Mexico 1.4%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	91,260
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	293,414
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	195,130

					579,804

New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	72,590

Peru 1.3%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.392	01/23/26		55	55,989
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	118,078
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	382,999

					557,066

Philippines 0.2%
Philippine Government International Bond, Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	103,114

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal 4.7%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090%	06/03/22	CNH	600	$86,838
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	755	1,066,856
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	380	599,414
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	150	249,873

					2,002,981

Qatar 0.5%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	212,808

Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	103,284
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	53,013
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	108,993
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	37,947

					303,237

Russia 0.7%
Russian Federal Bond-OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	3,000	43,170
Russian Foreign Bond-Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	234,325

					277,495

Saudi Arabia 0.3%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	125,392

Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	95,040

Serbia 0.4%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	200	189,518

See Notes to Financial Statements.

PGIM International Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Africa 0.3%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000%	01/31/30	ZAR	1,500	$69,756
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	1,000	42,751

					112,507

South Korea 0.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	600,000	40,218
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	150	94,527

					134,745

Spain 7.1%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	104,126
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	185	278,989
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	26,806
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	81,816
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	265	311,043
Sr. Unsec’d. Notes, 144A(k)	1.450	04/30/29	EUR	120	140,822
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	325	396,385
Sr. Unsec’d. Notes, 144A(k)	4.650	07/30/25	EUR	870	1,175,630
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	315	504,476

					3,020,093

Turkey 0.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	200	209,524
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	98,079

					307,603

Ukraine 1.4%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	500	485,568
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	84,474

					570,042

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Kingdom 4.9%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875%	07/23/42	GBP	100	$179,495
United Kingdom Gilt,
Bonds	3.250	01/22/44	GBP	50	100,023
Bonds(k)	4.250	03/07/36	GBP	800	1,590,100
Bonds(k)	4.500	12/07/42	GBP	80	184,788

					2,054,406

TOTAL SOVEREIGN BONDS (cost $23,113,370)					22,773,433

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.5%
Indonesia Government USAID Bond Gov’t. Gtd. Notes	8.900	06/01/21	USD	8	7,845
Tennessee Valley Authority Sr. Unsec’d. Notes	5.625	06/07/32	GBP	100	187,509

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $195,516)					195,354

TOTAL LONG-TERM INVESTMENTS (cost $39,524,837)					38,186,428

			Shares

SHORT-TERM INVESTMENTS 9.5%

AFFILIATED MUTUAL FUNDS 9.5%
PGIM Core Ultra Short Bond Fund(w)				3,886,479	3,886,479
PGIM Institutional Money Market Fund (cost $111,102; includes $111,007 of cash collateral for securities on loan)(b)(w)				111,439	111,417

See Notes to Financial Statements.

PGIM International Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Value

AFFILIATED MUTUAL FUNDS (Continued)
TOTAL AFFILIATED MUTUAL FUNDS (cost $3,997,581)	$3,997,896

OPTIONS PURCHASED*~ 0.0% (cost $405)	16,433

TOTAL SHORT-TERM INVESTMENTS (cost $3,997,986)	4,014,329

TOTAL INVESTMENTS 99.9% (cost $43,522,823)	42,200,757
Other assets in excess of liabilities(z) 0.1%	52,108

NET ASSETS 100.0%	$42,252,865

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

See Notes to Financial Statements.

24

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMAC—General Motors Acceptance Corporation

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonised Index of Consumer Prices

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

See Notes to Financial Statements.

PGIM International Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $255,217 and 0.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,631; cash collateral of $111,007 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	71	$1,231
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	172	2,785
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	342	5,622
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	340	5,765
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	69	1,030

Total Options Purchased (cost $405)							$16,433

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	10 Year Canadian Government Bonds	Jun. 2020	$107,324	$6,443
1	10 Year U.S. Ultra Treasury Notes	Jun. 2020	157,031	9,834
3	30 Year Euro Buxl	Jun. 2020	720,631	25,706

See Notes to Financial Statements.

26

Futures contracts outstanding at April 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions (cont’d):
19	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	$4,270,844	$309,945
1	Euro-OAT	Jun. 2020	185,012	372

				352,300

	Short Positions:
88	2 Year U.S. Treasury Notes	Jun. 2020	19,397,813	(294,000)
48	5 Year Euro-Bobl	Jun. 2020	7,151,079	(27,812)
13	5 Year U.S. Treasury Notes	Jun. 2020	1,631,297	(4,419)
25	10 Year Euro-Bund	Jun. 2020	4,778,728	(62,660)
1	10 Year U.S. Treasury Notes	Jun. 2020	139,063	(423)
5	20 Year U.S. Treasury Bonds	Jun. 2020	905,156	(14,027)
45	Euro Schatz Index	Jun. 2020	5,537,631	6,455

				(396,886)

				$(44,586)

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	912	$163,695	$167,729	$4,034	$—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	1,190	210,286	218,833	8,547	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,227	217,357	225,572	8,215	—
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	284	50,240	52,072	1,832	—
British Pound,
Expiring 05/05/20	BNP Paribas S.A.	GBP	2,596	3,205,690	3,269,285	63,595	—
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	163	116,000	116,797	797	—
Chinese Renminbi,
Expiring 05/11/20	Citibank, N.A.	CNH	1,020	144,000	144,055	55	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,274	183,000	179,878	—	(3,122)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	909	128,000	128,420	420	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	462	64,641	65,280	639	—
Expiring 05/14/21	Citibank, N.A.	CNH	961	137,666	134,294	—	(3,372)

See Notes to Financial Statements.

PGIM International Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	260	$10,346	$10,526	$180	$—
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	329	20,189	20,754	565	—
Expiring 06/17/20	Citibank, N.A.	EGP	337	20,614	20,962	348	—
Expiring 06/17/20	Citibank, N.A.	EGP	125	7,659	7,799	140	—
Expiring 06/17/20	Citibank, N.A.	EGP	118	7,112	7,338	226	—
Euro,
Expiring 05/05/20	Deutsche Bank AG	EUR	9,060	9,852,054	9,928,760	76,706	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	9,060	9,832,340	9,928,760	96,420	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	231	253,448	253,653	205	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	30,930	96,000	96,055	55	—
Expiring 07/17/20	BNP Paribas S.A.	HUF	19,814	60,000	61,534	1,534	—
Expiring 07/17/20	Citibank, N.A.	HUF	23,214	72,000	72,092	92	—
Indian Rupee,
Expiring 06/17/20	HSBC Bank USA, N.A.	INR	7,465	96,000	98,319	2,319	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	10,420	136,000	137,238	1,238	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	9,237	119,000	121,665	2,665	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,505	109,000	112,022	3,022	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,258	106,000	108,761	2,761	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	7,430	101,858	97,862	—	(3,996)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	703,924	49,499	46,018	—	(3,481)
Expiring 06/17/20	BNP Paribas S.A.	IDR	180,303	12,544	11,787	—	(757)
Expiring 06/17/20	Citibank, N.A.	IDR	415,633	26,083	27,172	1,089	—
Expiring 06/17/20	Credit Suisse International	IDR	452,340	31,358	29,571	—	(1,787)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	2,074,587	133,000	135,624	2,624	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	89,552	6,065	5,854	—	(211)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	383	107,000	110,099	3,099	—
Expiring 06/17/20	Barclays Bank PLC	ILS	315	87,000	90,624	3,624	—
Expiring 06/17/20	Citibank, N.A.	ILS	368	105,000	105,794	794	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	408	117,000	117,088	88	—

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	79	$21,757	$22,722	$965	$—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	5,488	51,523	51,148	—	(375)
Expiring 07/17/20	BNP Paribas S.A.	JPY	9,972	92,000	93,035	1,035	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	13,500	125,940	125,956	16	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	1,340	12,500	12,503	3	—
Expiring 07/17/20	The Toronto-Dominion Bank	JPY	24,839	231,881	231,751	—	(130)
Kazakhstani Tenge,
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	13,337	34,595	31,263	—	(3,332)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	6,210	16,144	14,556	—	(1,588)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	KZT	7,040	14,869	16,224	1,355	—
Mexican Peso,
Expiring 06/17/20	Citibank, N.A.	MXN	3,269	156,157	134,589	—	(21,568)
Expiring 06/17/20	Goldman Sachs International	MXN	1,060	44,441	43,632	—	(809)
New Taiwanese Dollar,
Expiring 06/17/20	BNP Paribas S.A.	TWD	1,206	40,739	40,898	159	—
Peruvian Nuevo Sol,
Expiring 06/17/20	BNP Paribas S.A.	PEN	352	101,000	104,058	3,058	—
Expiring 06/17/20	Citibank, N.A.	PEN	386	115,000	114,022	—	(978)
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	436	127,000	128,688	1,688	—
Philippine Peso,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	7,146	139,000	141,208	2,208	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	5,445	107,000	107,602	602	—
Polish Zloty,
Expiring 07/17/20	UBS AG	PLN	199	47,616	47,947	331	—
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	7,502	112,521	100,009	—	(12,512)
Expiring 06/17/20	Citibank, N.A.	RUB	4,353	60,250	58,030	—	(2,220)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	3,850	48,700	51,329	2,629	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	206	144,000	145,966	1,966	—

See Notes to Financial Statements.

PGIM International Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/17/20	Credit Suisse International	SGD	217	$152,000	$153,690	$1,690	$—
Expiring 06/17/20	Goldman Sachs International	SGD	193	136,000	136,966	966	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	207	149,728	147,124	—	(2,604)
South African Rand,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,117	64,000	59,964	—	(4,036)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	219	11,565	11,737	172	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	514	29,233	27,612	—	(1,621)
South Korean Won,
Expiring 06/17/20	Citibank, N.A.	KRW	74,101	59,139	61,044	1,905	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	36,606	30,144	30,156	12	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	16,936	13,926	13,952	26	—
Swedish Krona,
Expiring 07/15/20	Citibank, N.A.	SEK	860	87,001	88,168	1,167	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	SEK	816	81,000	83,741	2,741	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	3,417	105,000	105,619	619	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	4,114	126,000	127,149	1,149	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,829	117,000	118,359	1,359	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,519	108,000	108,754	754	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	1,641	50,414	50,733	319	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	349	50,000	49,264	—	(736)
Expiring 06/17/20	Barclays Bank PLC	TRY	306	44,000	43,194	—	(806)
Ukraine Hryvna,
Expiring 05/26/20	Citibank, N.A.	UAH	560	22,325	20,519	—	(1,806)
Expiring 05/26/20	Citibank, N.A.	UAH	311	12,385	11,415	—	(970)
Expiring 05/27/20	Citibank, N.A.	UAH	509	20,289	18,659	—	(1,630)

				$29,508,526	$29,750,901	316,822	(74,447)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	1,455	$931,225	$948,435	$—	$(17,210)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	99	65,000	64,707	293	—
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	595	116,426	109,293	7,133	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	236	44,456	43,425	1,031	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	216	39,600	39,767	—	(167)
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	2,069	405,729	380,370	25,359	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	214	39,600	39,279	321	—
Expiring 06/02/20	Goldman Sachs International	BRL	912	163,296	167,322	—	(4,026)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	1,190	209,819	218,301	—	(8,482)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	1,227	216,873	225,024	—	(8,151)
British Pound,
Expiring 05/05/20	Citibank, N.A.	GBP	2,596	3,003,999	3,269,285	—	(265,286)
Expiring 06/02/20	BNP Paribas S.A.	GBP	2,596	3,206,214	3,269,669	—	(63,455)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	752	930,568	947,531	—	(16,963)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	82	103,602	103,448	154	—
Canadian Dollar,
Expiring 07/20/20	Barclays Bank PLC	CAD	87	62,621	62,480	141	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	1,802	1,297,574	1,294,678	2,896	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	67	47,718	48,353	—	(635)
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	13,827	16,065	16,582	—	(517)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	130,630	156,434	156,660	—	(226)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	48,116	56,250	57,704	—	(1,454)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	46,342	54,300	55,577	—	(1,277)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	36,827	44,372	44,165	207	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	184,825	221,057	221,655	—	(598)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	65,969	78,000	79,114	—	(1,114)

See Notes to Financial Statements.

PGIM International Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	25,507	$30,144	$30,590	$—	$(446)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	11,915	13,926	14,289	—	(363)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	81,967	98,000	98,300	—	(300)
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	72,225	85,676	86,617	—	(941)
Chinese Renminbi,
Expiring 05/11/20	Bank of America, N.A.	CNH	282	40,278	39,847	431	—
Expiring 05/11/20	Bank of America, N.A.	CNH	164	23,279	23,191	88	—
Expiring 05/11/20	Barclays Bank PLC	CNH	353	49,975	49,830	145	—
Expiring 05/11/20	Citibank, N.A.	CNH	8,598	1,227,369	1,214,455	12,914	—
Expiring 05/11/20	Citibank, N.A.	CNH	845	120,000	119,418	582	—
Expiring 05/11/20	Credit Suisse International	CNH	1,115	157,000	157,524	—	(524)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	959	135,000	135,453	—	(453)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	898	128,000	126,825	1,175	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	479	68,400	67,665	735	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	461	66,000	65,164	836	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	755	105,900	106,641	—	(741)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	961	137,889	134,294	3,595	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	394,752	103,896	99,281	4,615	—
Expiring 06/17/20	Citibank, N.A.	COP	212,155	54,000	53,358	642	—
Expiring 06/17/20	Citibank, N.A.	COP	190,209	47,000	47,838	—	(838)
Expiring 06/17/20	Citibank, N.A.	COP	49,301	14,271	12,399	1,872	—
Expiring 06/17/20	Goldman Sachs International	COP	193,193	47,524	48,589	—	(1,065)
Expiring 06/17/20	Goldman Sachs International	COP	182,271	47,000	45,842	1,158	—
Expiring 06/17/20	Goldman Sachs International	COP	171,796	49,499	43,207	6,292	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	64,154	18,363	16,135	2,228	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	183,418	47,000	46,130	870	—
Czech Koruna,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	1,780	71,000	72,038	—	(1,038)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	244	15,310	15,413	—	(103)

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound (cont’d.),
Expiring 05/18/20	Citibank, N.A.	EGP	85	$5,322	$5,343	$—	$(21)
Expiring 06/17/20	Citibank, N.A.	EGP	399	24,707	24,847	—	(140)
Expiring 06/17/20	Citibank, N.A.	EGP	181	11,161	11,252	—	(91)
Euro,
Expiring 05/05/20	Deutsche Bank AG	EUR	9,060	9,816,305	9,928,760	—	(112,455)
Expiring 05/05/20	UBS AG	EUR	9,060	9,815,644	9,928,760	—	(113,116)
Expiring 06/02/20	Deutsche Bank AG	EUR	9,060	9,858,061	9,934,255	—	(76,194)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	EUR	9,060	9,838,727	9,934,254	—	(95,527)
Expiring 07/17/20	Barclays Bank PLC	EUR	900	975,628	987,825	—	(12,197)
Expiring 07/17/20	Barclays Bank PLC	EUR	598	653,850	655,875	—	(2,025)
Expiring 07/17/20	BNP Paribas S.A.	EUR	122	133,000	134,030	—	(1,030)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	583	635,344	639,430	—	(4,086)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	231	253,830	254,044	—	(214)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	126	138,044	138,123	—	(79)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	82	90,647	90,415	232	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	583	635,110	639,429	—	(4,319)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	121	132,300	132,405	—	(105)
Expiring 12/02/20	Citibank, N.A.	EUR	1,877	2,127,904	2,066,698	61,206	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	23,321	71,000	72,425	—	(1,425)
Expiring 07/17/20	Barclays Bank PLC	HUF	18,584	56,000	57,713	—	(1,713)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	29,296	88,321	90,980	—	(2,659)
Indian Rupee,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	4,419	56,793	58,199	—	(1,406)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	3,593	46,000	47,324	—	(1,324)
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	944,118	59,000	61,721	—	(2,721)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	1,104,483	69,000	72,204	—	(3,204)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	898,344	54,000	58,728	—	(4,728)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	590	154,000	169,507	—	(15,507)

See Notes to Financial Statements.

PGIM International Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	BNP Paribas S.A.	ILS	285	$81,309	$81,872	$—	$(563)
Expiring 06/17/20	Citibank, N.A.	ILS	130	36,960	37,314	—	(354)
Expiring 06/17/20	Goldman Sachs International	ILS	462	131,040	132,747	—	(1,707)
Japanese Yen,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	88,139	811,877	822,333	—	(10,456)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	5,030	47,092	46,929	163	—
Mexican Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	937	39,000	38,578	422	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,303	108,549	94,841	13,708	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	988	42,100	40,663	1,437	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	722	29,300	29,720	—	(420)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,349	66,000	55,536	10,464	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	714	29,400	29,414	—	(14)
New Taiwanese Dollar,
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	4,146	140,000	140,623	—	(623)
Expiring 06/17/20	UBS AG	TWD	5,124	172,000	173,781	—	(1,781)
Expiring 06/17/20	UBS AG	TWD	3,288	111,000	111,528	—	(528)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	796	477,111	487,771	—	(10,660)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	109	64,592	66,561	—	(1,969)
Norwegian Krone,
Expiring 07/15/20	Citibank, N.A.	NOK	596	58,000	58,224	—	(224)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	427	40,685	41,685	—	(1,000)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	653	190,053	192,843	—	(2,790)
Philippine Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	6,218	122,000	122,873	—	(873)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	2,180	42,670	43,072	—	(402)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	402	96,000	96,881	—	(881)

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/17/20	Barclays Bank PLC	PLN	356	$85,000	$85,846	$—	$(846)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	52	12,500	12,601	—	(101)
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	3,402	44,650	45,353	—	(703)
Expiring 06/17/20	Barclays Bank PLC	RUB	1,484	19,635	19,789	—	(154)
Expiring 06/17/20	Barclays Bank PLC	RUB	1,246	16,065	16,614	—	(549)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	2,865	39,105	38,188	917	—
Singapore Dollar,
Expiring 06/17/20	BNP Paribas S.A.	SGD	168	118,000	118,999	—	(999)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	102	72,500	72,169	331	—
South African Rand,
Expiring 06/17/20	Bank of America, N.A.	ZAR	1,028	56,000	55,178	822	—
Expiring 06/17/20	Bank of America, N.A.	ZAR	516	28,637	27,716	921	—
Expiring 06/17/20	Barclays Bank PLC	ZAR	953	50,000	51,148	—	(1,148)
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	264	16,967	14,163	2,804	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	5,351	333,037	287,251	45,786	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,492	81,000	80,089	911	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,275	66,700	68,425	—	(1,725)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	762	49,452	40,924	8,528	—
South Korean Won,
Expiring 06/17/20	Citibank, N.A.	KRW	38,395	31,780	31,630	150	—
Expiring 06/17/20	Credit Suisse International	KRW	387,907	328,182	319,557	8,625	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	120,523	98,000	99,286	—	(1,286)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	60,882	51,416	50,154	1,262	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	61,036	51,416	50,281	1,135	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	60,484	51,097	49,826	1,271	—
Expiring 06/17/20	UBS AG	KRW	60,979	51,416	50,235	1,181	—
Swedish Krona,
Expiring 07/15/20	Barclays Bank PLC	SEK	1,966	193,937	201,712	—	(7,775)
Swiss Franc,
Expiring 07/15/20	Citibank, N.A.	CHF	52	52,972	53,612	—	(640)

See Notes to Financial Statements.

PGIM International Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	5,128	$162,948	$158,482	$4,466	$—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,851	120,000	119,013	987	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	3,374	107,000	104,271	2,729	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	537	85,398	75,892	9,506	—
Expiring 06/17/20	Barclays Bank PLC	TRY	330	51,801	46,617	5,184	—
Expiring 06/17/20	Barclays Bank PLC	TRY	311	44,556	43,972	584	—
Expiring 06/17/20	Barclays Bank PLC	TRY	299	44,372	42,236	2,136	—
Expiring 06/17/20	Citibank, N.A.	TRY	232	36,790	32,754	4,036	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	471	72,000	66,575	5,425	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	326	50,119	46,116	4,003	—

				$66,023,381	$66,650,166	277,045	(903,830)

						$593,867	$(978,277)

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	81	CZK	2,195	$54	$—	Citibank, N.A.

Credit default swap agreements outstanding at April 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	600	2.350%	$(20,129)	$(545)	$(19,584)	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	120	0.527%	1,637	(109)	1,746	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.183%	9,139	(363)	9,502	Citibank, N.A.

See Notes to Financial Statements.

36

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**(cont’d.):
Republic of Argentina	12/20/22	1.000%(Q)	120	305.010%	$(90,928)	$(109)	$(90,819)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.604%	1,395	(109)	1,504	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	1.690%	(2,679)	(145)	(2,534)	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	1.192%	(613)	(145)	(468)	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.968%	241	(109)	350	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.597%	1,418	(109)	1,527	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.407%	2,023	(109)	2,132	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	3.655%	(23,565)	(327)	(23,238)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	5.767%	(68,209)	(545)	(67,664)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	1.121%	(719)	(327)	(392)	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	1.863%	(11,018)	(473)	(10,545)	Citibank, N.A.

					$(202,007)	$(3,524)	$(198,483)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)**:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,880	$194,966	$(970)	$195,936	Citibank, N.A.

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

PGIM International Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
Alcentra CLO	05/20/20	0.500%(M)	EUR	16	*	$6	$—	$6	Goldman Sachs International
American Money Management Corporation	05/20/20	0.500%(M)		1	*	—	—	—	Goldman Sachs International
Apollo Credit Management International Limited	05/20/20	1.000%(M)	EUR	28	*	20	—	20	Goldman Sachs International
ArrowMark CLO	05/20/20	1.000%(M)	EUR	9	*	6	—	6	Goldman Sachs International
BHP Trust	05/28/20	1.250%(M)		23	*	2	—	2	Goldman Sachs International
BlackRock CLO	05/20/20	0.500%(M)	EUR	16	*	6	—	6	Goldman Sachs International
BlackRock CLO	05/20/20	0.500%(M)	EUR	16	*	6	—	6	Goldman Sachs International
BlackRock CLO	05/20/20	1.000%(M)	EUR	7	*	5	—	5	Goldman Sachs International
BlueMountain CLO	05/20/20	1.000%(M)	EUR	25	*	18	—	18	Goldman Sachs International
BlueMountain CLO	05/20/20	0.500%(M)	EUR	19	*	7	—	7	Goldman Sachs International
BlueMountain CLO	05/20/20	0.500%(M)		2	*	1	—	1	Goldman Sachs International
Canyon CLO	05/20/20	0.500%(M)		3	*	1	—	1	Goldman Sachs International
Carlyle CLO	05/20/20	1.000%(M)	EUR	67	*	49	—	49	Goldman Sachs International

See Notes to Financial Statements.

38

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Carlyle CLO	05/20/20	0.500%(M)		7	*	$2	$—	$2	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/28/20	1.250%(M)		6	*	—	—	—	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		18	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		13	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		13	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		10	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		9	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		6	*	—	—	—	Goldman Sachs International
COMM Mortgage Trust	05/28/20	1.250%(M)		6	*	—	—	—	Goldman Sachs International
Covenant	05/20/20	0.500%(M)		3	*	1	—	1	Goldman Sachs International
Crestline Denali Capital	05/20/20	0.500%(M)		13	*	4	—	4	Goldman Sachs International
CSAM CLO	05/20/20	1.000%(M)	EUR	23	*	17	—	17	Goldman Sachs International
CSAM CLO	05/20/20	0.500%(M)		12	*	4	—	4	Goldman Sachs International

See Notes to Financial Statements.

PGIM International Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
CSAM CLO	05/20/20	0.500%(M)		10	*	$3	$—	$3	Goldman Sachs International
CVC CLO	05/20/20	1.000%(M)	EUR	30	*	22	—	22	Goldman Sachs International
CVC CLO	05/20/20	0.500%(M)	EUR	18	*	6	—	6	Goldman Sachs International
CVC CLO	05/20/20	0.500%(M)	EUR	15	*	5	—	5	Goldman Sachs International
DFG CLO	05/20/20	0.500%(M)	EUR	9	*	3	—	3	Goldman Sachs International
Eagle Re Ltd.	05/29/20	1.250%(M)		25	*	2	—	2	Goldman Sachs International
GLG Silvermine CLO	05/20/20	0.500%(M)		8	*	3	—	3	Goldman Sachs International
GMAC Home Equity	05/29/20	1.250%(M)		14	*	1	—	1	Goldman Sachs International
GS Mortgage Securities Trust	05/28/20	1.250%(M)		20	*	1	—	1	Goldman Sachs International
GS Mortgage Securities Trust	05/28/20	1.250%(M)		8	*	1	—	1	Goldman Sachs International
GSAMP Home Equity	05/29/20	1.250%(M)		14	*	1	—	1	Goldman Sachs International
GSO CLO	05/20/20	0.500%(M)	EUR	14	*	5	—	5	Goldman Sachs International
GSO CLO	05/20/20	0.500%(M)	EUR	8	*	3	—	3	Goldman Sachs International

See Notes to Financial Statements.

40

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
GSR Mortgage Loan Trust	05/29/20	1.250%(M)		7	*	$—	$—	$—	Goldman Sachs International
Guggenheim CLO	05/20/20	0.500%(M)		52	*	17	—	17	Goldman Sachs International
HPS CLO	05/20/20	0.500%(M)		1	*	—	—	—	Goldman Sachs International
ICG CLO	05/20/20	0.500%(M)		7	*	2	—	2	Goldman Sachs International
Investcorp CLO	05/20/20	0.500%(M)	EUR	13	*	5	—	5	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)		17	*	1	—	1	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)		13	*	1	—	1	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/28/20	1.250%(M)		5	*	—	—	—	Goldman Sachs International
Loomis Sayles & Company LP	05/20/20	0.500%(M)		1	*	—	—	—	Goldman Sachs International
MJX CLO	05/20/20	0.500%(M)		11	*	4	—	4	Goldman Sachs International
Morgan Stanley BAML Trust	05/28/20	1.250%(M)		9	*	1	—	1	Goldman Sachs International
Morgan Stanley Capital I Trust	05/28/20	1.250%(M)		9	*	1	—	1	Goldman Sachs International
Morgan Stanley Capital I Trust	05/28/20	1.250%(M)		5	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

PGIM International Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Oaktree CLO	05/20/20	0.500%(M)	EUR	7	*	$3	$—	$3	Goldman Sachs International
Octagon CLO	05/20/20	0.500%(M)		9	*	3	—	3	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		20	*	7	—	7	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		9	*	3	—	3	Goldman Sachs International
ONEX CLO	05/20/20	0.500%(M)		4	*	1	—	1	Goldman Sachs International
Permira Advisers LLC	05/20/20	0.500%(M)	EUR	20	*	7	—	7	Goldman Sachs International
PineBridge CLO	05/20/20	0.500%(M)	EUR	14	*	5	—	5	Goldman Sachs International
Pretium	05/20/20	0.500%(M)		123	*	41	—	41	Goldman Sachs International
RBS Commercial Mortgage Trust	05/28/20	1.250%(M)		2	*	—	—	—	Goldman Sachs International
Sallie Mae Bank	05/28/20	1.750%(M)		572	*	167	(139)	306	Goldman Sachs International
Sallie Mae Bank	05/28/20	1.750%(M)		572	*	167	(139)	306	Goldman Sachs International
Saratoga CLO	05/20/20	0.500%(M)		107	*	36	—	36	Goldman Sachs International
Shenkman Capital	05/20/20	0.500%(M)		6	*	2	—	2	Goldman Sachs International

See Notes to Financial Statements.

42

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Shenkman Capital	05/20/20	0.500%(M)		1	*	$—	$—	$—	Goldman Sachs International
Sound Point CLO Ltd.	05/20/20	0.500%(M)		21	*	7	—	7	Goldman Sachs International
Steele Creek	05/20/20	0.500%(M)		30	*	10	—	10	Goldman Sachs International
Steele Creek	05/20/20	0.500%(M)	EUR	10	*	3	—	3	Goldman Sachs International
Symphony CLO	05/20/20	0.500%(M)		10	*	3	—	3	Goldman Sachs International
TCW CLO	05/20/20	1.000%(M)	EUR	9	*	6	—	6	Goldman Sachs International
THL CLO	05/20/20	0.500%(M)		4	*	1	—	1	Goldman Sachs International
Tikehau CLO	05/20/20	1.000%(M)	EUR	82	*	60	—	60	Goldman Sachs International
WAMU POA	05/29/20	1.250%(M)		5	*	—	—	—	Goldman Sachs International
WellFleet CLO	05/20/20	0.500%(M)		22	*	7	—	7	Goldman Sachs International
WellFleet CLO	05/20/20	0.500%(M)		1	*	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)		26	*	2	—	2	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)		7	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

PGIM International Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	6	*	$—	$—	$—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/28/20	1.250%(M)	5	*	—	—	—	Goldman Sachs International
Wells Fargo Home Equity	05/29/20	1.250%(M)	10	*	1	—	1	Goldman Sachs International
Wells Fargo Home Equity	05/29/20	1.250%(M)	7	*	—	—	—	Goldman Sachs International

					$790	$(278)	$1,068

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$4,037	$4,227	$(190)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(1,237)	(1,596)	359	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		80	454	54	400	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		75	427	52	375	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		160	119,301	86,294	33,007	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		230	1,925	2,083	(158)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	210	3,302	1,918	1,384	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	7,940	5,323	2,617	Barclays Bank PLC

					$136,149	$98,355	$37,794

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	100	0.351%	$228	$132	$96	Citibank, N.A.

See Notes to Financial Statements.

44

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Boeing Co.	12/20/21	1.000%(Q)	100	4.030%	$(4,631)	$891	$(5,522)	Bank of America, N.A.
Bombardier, Inc.	06/20/20	5.000%(Q)	100	32.943%	(3,223)	419	(3,642)	JPMorgan Chase Bank, N.A.
Citigroup Inc.	06/20/20	1.000%(Q)	150	0.268%	331	162	169	Morgan Stanley & Co. International PLC
Commonwealth of Australia	12/20/24	1.000%(Q)	100	0.259%	3,549	2,500	1,049	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)	100	3.133%	(9,006)	436	(9,442)	Barclays Bank PLC
Federal Republic of Germany	06/20/25	0.250%(Q)	90	0.234%	100	227	(127)	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)	120	1.233%	100	112	(12)	Goldman Sachs International
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	2.623%	(4,363)	(8,337)	3,974	Citibank, N.A.
JPMorgan Chase & Co.	06/20/20	1.000%(Q)	200	0.359%	415	239	176	BNP Paribas S.A.
Kingdom of Belgium	06/20/25	1.000%(Q)	45	0.404%	1,419	1,477	(58)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	830	0.893%	3,732	5,435	(1,703)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.893%	449	977	(528)	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	60	1.189%	(494)	(594)	100	Bank of America, N.A.
Republic of Argentina	06/20/29	5.000%(Q)	160	173.902%	(119,513)	(93,664)	(25,849)	Citibank, N.A.
Republic of Chile	06/20/20	1.000%(Q)	100	0.205%	229	125	104	Bank of America, N.A.
Republic of France	12/20/23	0.250%(Q)	100	0.323%	(237)	(198)	(39)	Barclays Bank PLC
Republic of France	06/20/25	0.250%(Q)	220	0.435%	(2,009)	(2,122)	113	JPMorgan Chase Bank, N.A.
Republic of France	06/20/25	0.250%(Q)	110	0.435%	(1,004)	(1,116)	112	Credit Suisse International
Republic of France	06/20/25	0.250%(Q)	100	0.435%	(913)	(560)	(353)	Bank of America, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	450	0.369%	6,619	(1,193)	7,812	Citibank, N.A.

See Notes to Financial Statements.

PGIM International Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Republic of Indonesia	06/20/23	1.000%(Q)	220	1.324%	$(1,934)	$(888)	$(1,046)	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.522%	3,447	1,796	1,651	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	375	1.869%	(9,419)	(9,558)	139	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	1.869%	(8,791)	(12,327)	3,536	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	230	1.869%	(5,777)	(7,558)	1,781	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.982%	199	—	199	Citibank, N.A.
Republic of Panama	06/20/20	1.000%(Q)	100	0.366%	206	103	103	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.833%	474	380	94	Citibank, N.A.
Republic of Peru	06/20/20	1.000%(Q)	100	0.197%	231	118	113	Bank of America, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	100	0.933%	356	(40)	396	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	3.870%	(38,166)	(15,672)	(22,494)	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	5.784%	(10,655)	(7,244)	(3,411)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	40	5.784%	(5,328)	(3,456)	(1,872)	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	7.117%	(5,990)	5,210	(11,200)	Deutsche Bank AG
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	80	19.456%	(1,133)	436	(1,569)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/22	1.000%(Q)	50	1.121%	(100)	(70)	(30)	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	200	1.195%	(973)	(2,414)	1,441	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	150	1.195%	(730)	(1,518)	788	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	60	1.195%	(292)	(713)	421	BNP Paribas S.A.

See Notes to Financial Statements.

46

Credit default swap agreements outstanding at April 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Russian Federation	12/20/26	1.000%(Q)	100	1.923%	$(5,622)	$(7,447)	$1,825	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	100	3.522%	(5,929)	(2,096)	(3,833)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	3.816%	(10,627)	(4,608)	(6,019)	Goldman Sachs International
United Kingdom of Great Britain and Northern Ireland	06/20/25	1.000%(Q)	90	0.356%	3,061	2,955	106	Bank of America, N.A.

					$(231,714)	$(159,263)	$(72,451)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2020(4)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		2,970	6.251%	$(169,290)	$(135,190)	$34,100
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		1,630	0.865%	9,844	12,836	2,992
iTraxx.EUR.32.V1	12/20/24	1.000%(Q)	EUR	1,000	0.803%	30,585	11,197	(19,388)
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	5,100	0.806%	(9,769)	61,668	71,437
iTraxx.XO.33.V1	06/20/25	5.000%(Q)	EUR	3,000	4.912%	(36,918)	31,577	68,495

						$(175,548)	$(17,912)	$157,636

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.Beijing 1Y 30% - 100%^	12/20/20	0.000%		300	*	$(178)	$(112)	$(66)	Citibank, N.A.
CDX.EM.27.V2	06/20/22	1.000	%(Q)	485	3.138%	(20,808)	(8,913)	(11,895)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500	%(M)	200	*	(5,983)	(1,081)	(4,902)	JPMorgan Securities LLC

						$(26,969)	$(10,106)	$(16,863)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

See Notes to Financial Statements.

PGIM International Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2020:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR 2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$5,541	$—	$5,541

See Notes to Financial Statements.

48

Inflation swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(11,001)	$(11,001)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	10,422	10,422

					$—	$(579)	$(579)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$19,327	$19,327
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(6)	44,244	44,250
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	35,519	40,302	4,783
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(4)	24,988	24,992
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(5)	27,076	27,081
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	1,124	1,124
BRL	1,710	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	9,060	9,060
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	32,681	32,681
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	44,361	44,361
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	22,445	22,445
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	8,560	8,560
BRL	1,008	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	(7,573)	(7,573)
BRL	1,027	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(7,206)	(7,206)
BRL	1,091	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(3,816)	(3,816)
CAD	620	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(18,076)	7,307	25,383
CAD	200	12/03/28	2.600%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	1,894	20,369	18,475
CAD	320	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(16,025)	34,956	50,981
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	8,492	8,492
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,007)	21,391	29,398

See Notes to Financial Statements.

PGIM International Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	210	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	$1,810	$15,795	$13,985
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	9,347	9,347
CHF	80	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	3,339	10,912	7,573
CLP	47,300	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	3,179	3,179
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	6,583	6,583
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	5,077	5,077
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	5,613	5,623
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	5,415	5,415
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	9,278	9,278
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	3	16,551	16,548
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	15,613	15,617
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	17,585	17,587
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	15,484	15,491
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	13,705	13,705
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	16,902	16,917
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	24,939	24,941
COP	907,840	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	9,889	28,001	18,112
CZK	22,450	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(14,085)	(14,085)
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(16)	5,241	5,257
CZK	21,000	01/27/24	1.923%(A)	6 Month PRIBOR(2)(S)	—	39,574	39,574
CZK	6,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(12,699)	(12,699)
CZK	12,700	03/31/24	0.710%(A)	6 Month PRIBOR(1)(S)	—	(1,329)	(1,329)
CZK	2,200	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	5,359	(2,994)	(8,353)

See Notes to Financial Statements.

50

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	8,760	01/27/30	1.573%(A)	6 Month PRIBOR(1)(S)	$—	$(26,121)	$(26,121)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(2,049)	(2,049)
EUR	620	05/11/22	(0.250)%(A)	1 Day EONIA(2)(A)	6,255	5,176	(1,079)
EUR	225	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	3,439	3,439
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(89,832)	169,820	259,652
EUR	35	05/05/39	0.044%(A)	6 Month EURIBOR(2)(S)	—	44	44
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,732	30,496	28,764
GBP	125	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(1,930)	(5,686)	(3,756)
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,925	5,387	2,462
GBP	125	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	27,514	44,468	16,954
HKD	2,390	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(4)	3,506	3,510
HKD	2,700	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(4)	3,987	3,991
HKD	1,405	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(8)	(6,873)	(6,865)
HUF	177,300	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(301)	5,306	5,607
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	39,839	39,839
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	32,138	32,138
HUF	26,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	2,294	2,294
JPY	309,920	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(409)	(409)
JPY	76,810	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	82	82
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(6,292)	26,265	32,557
JPY	46,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	4,000	11,238	7,238
JPY	57,765	12/03/28	0.200%(S)	6 Month JPY LIBOR(2)(S)	5,197	10,447	5,250
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	140,085	140,085
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	15,481	15,481
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	80,194	80,194
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	9,083	9,083
JPY	8,000	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,617	5,958	3,341

See Notes to Financial Statements.

PGIM International Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	20,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	$—	$318	$318
JPY	30,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	20,402	25,606	5,204
JPY	100,000	01/16/40	0.343%(S)	6 Month JPY LIBOR(2)(S)	—	27,483	27,483
JPY	35,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	1,727	1,727
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	47,848	47,848
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	7,426	7,426
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	8,709	8,709
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	41,513	41,513
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	3,365	3,365
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	3,819	3,819
KRW	184,000	04/27/30	1.065%(Q)	3 Month KRW LIBOR(2)(Q)	—	394	394
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	506	6,794	6,288
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	945	25,211	24,266
NOK	10,100	01/24/22	1.880%(A)	6 Month NIBOR(2)(S)	5	18,886	18,881
NOK	4,100	01/24/25	1.823%(A)	6 Month NIBOR(1)(S)	(4)	(20,936)	(20,932)
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	16,826	16,826
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	869	5,194	4,325
NZD	300	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	8,462	2,769	(5,693)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	58,640	58,640
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,860	8,716	6,856
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	5,485	5,485
NZD	80	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	3,152	3,152
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	20,177	20,177
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	17,723	17,723
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	7,487	7,487
PLN	1,300	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	18,836	18,836
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	38,747	38,747
PLN	620	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(31,050)	(31,050)
PLN	508	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(23,935)	(23,935)
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	16,161	16,161
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	524	2,461	1,937
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	8,328	8,328

See Notes to Financial Statements.

52

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	$—	$2,674	$2,674
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	4,218	4,218
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(12,198)	(12,198)
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	5,196	5,196
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	18,120	18,120
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	7,616	7,616
	1,140	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(450)	(450)
	1,162	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(4,864)	(4,864)
	1,700	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(5,264)	(5,264)
	1,155	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(6,326)	(6,326)
	2,100	04/25/23	0.000%(Q)	3 Month LIBOR(2)(Q)	—	20	20
	150	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(64,513)	(64,513)
	731	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	10,088	11,564	1,476
	175	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	864	864
ZAR	10,560	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	(1)	14,958	14,959
ZAR	9,480	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	10	(39,821)	(39,831)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(13)	6,797	6,810
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(34)	7,314	7,348
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	9,998	9,992
ZAR	2,820	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(9)	4,801	4,810
ZAR	2,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	(1,412)	(1,412)

					$11,119	$1,518,542	$1,507,423

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$15,095	$—	$15,095	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	9,979	—	9,979	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	3,452	—	3,452	Morgan Stanley & Co. International PLC
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	5,936	—	5,936	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	4,436	—	4,436	Citibank, N.A.
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5,091	—	5,091	Citibank, N.A.

See Notes to Financial Statements.

PGIM International Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	$3,453	$—	$3,453	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	9,078	—	9,078	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	7,623	—	7,623	Morgan Stanley & Co. International PLC
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	1,283	—	1,283	Morgan Stanley & Co. International PLC
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	34,348	—	34,348	Citibank, N.A.
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	14,837	—	14,837	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	3,894	—	3,894	JPMorgan Chase Bank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(13)	(4)	(9)	Goldman Sachs International
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	37,117	(15)	37,132	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	14,156	(2)	14,158	Citibank, N.A.
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	3,938	—	3,938	Morgan Stanley & Co. International PLC
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	3,236	—	3,236	Morgan Stanley & Co. International PLC
THB	20,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	2,402	—	2,402	Citibank, N.A.
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	11,002	—	11,002	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(10,189)	(31)	(10,158)	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	12,200	26	12,174	Deutsche Bank AG

					$192,354	$(26)	$192,380

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

54

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$124,107	$(199,919)	$486,293	$(341,371)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,914,247
J.P. Morgan Securities LLC	340,000	278,268

Total	$340,000	$2,192,515

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$1,181,776	$—
Ireland	—	534,323	—
Netherlands	—	150,175	—
United States	—	455,222	—
Commercial Mortgage-Backed Securities
Canada	—	18,123	—
United Kingdom	—	246,291	—
United States	—	1,144,462	—
Corporate Bonds
Australia	—	112,987	—
Brazil	—	112,383	—
China	—	542,145	—
France	—	520,897	—
Germany	—	702,503	—
Hong Kong	—	111,894	—
Iceland	—	107,711	—
Indonesia	—	94,954	—
Italy	—	232,541	—
Kazakhstan	—	103,090	—

See Notes to Financial Statements.

PGIM International Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Luxembourg	$—	$469,461	$—
Mexico	—	432,967	—
Netherlands	—	742,244	—
Peru	—	168,605	—
Poland	—	286,206	—
Russia	—	268,793	—
Spain	—	339,241	—
Supranational Bank	—	247,956	—
United Arab Emirates	—	324,882	—
United Kingdom	—	676,456	—
United States	—	4,135,133	—
Residential Mortgage-Backed Securities
Bermuda	—	89,455	—
United Kingdom	—	101,577	—
United States	—	308,583	254,605
Sovereign Bonds
Argentina	—	178,765	—
Belgium	—	127,972	—
Brazil	—	926,107	—
Bulgaria	—	147,240	—
Canada	—	342,710	—
China	—	974,166	—
Colombia	—	687,191	—
Croatia	—	231,772	—
Cyprus	—	1,425,402	—
Germany	—	346,218	—
Greece	—	1,763,819	—
Hungary	—	71,758	—
Indonesia	—	1,002,034	—
Ireland	—	201,888	—
Israel	—	324,435	—
Italy	—	3,045,138	—
Japan	—	132,959	—
Kazakhstan	—	125,418	—
Mexico	—	579,804	—
New Zealand	—	72,590	—
Peru	—	557,066	—
Philippines	—	103,114	—
Portugal	—	2,002,981	—
Qatar	—	212,808	—
Romania	—	303,237	—
Russia	—	277,495	—
Saudi Arabia	—	125,392	—
Senegal	—	95,040	—
Serbia	—	189,518	—
South Africa	—	112,507	—
South Korea	—	134,745	—
Spain	—	3,020,093	—
Turkey	—	307,603	—
Ukraine	—	570,042	—
United Kingdom	—	2,054,406	—
U.S. Government Agency Obligations	—	195,354	—

See Notes to Financial Statements.

56

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Affiliated Mutual Funds	$3,997,896	$—	$—
Options Purchased	—	16,433	—

Total	$3,997,896	$37,948,256	$254,605

Other Financial Instruments*
Assets
Futures Contracts	$358,755	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	593,867	—
OTC Cross Currency Exchange Contracts	—	54	—
OTC Packaged Credit Default Swap Agreements	—	210,819	—
Centrally Cleared Credit Default Swap Agreements	—	177,024	—
OTC Credit Default Swap Agreements	—	162,531	790
OTC Currency Swap Agreement	—	5,541	—
Centrally Cleared Inflation Swap Agreement	—	10,422	—
Centrally Cleared Interest Rate Swap Agreements	—	1,819,231	—
OTC Interest Rate Swap Agreements	—	202,556	—

Total	$358,755	$3,182,045	$790

Liabilities
Futures Contracts	$(403,341)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(978,277)	—
OTC Packaged Credit Default Swap Agreements	—	(217,860)	—
Centrally Cleared Credit Default Swap Agreement	—	(19,388)	—
OTC Credit Default Swap Agreements	—	(284,887)	(178)
Centrally Cleared Inflation Swap Agreement	—	(11,001)	—
Centrally Cleared Interest Rate Swap Agreements	—	(311,808)	—
OTC Interest Rate Swap Agreements	—	(10,202)	—

Total	$(403,341)	$(1,833,423)	$(178)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2020 were as follows:

Sovereign Bonds	53.9%
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	9.5
Collateralized Loan Obligations	4.4%
Banks	4.1
Commercial Mortgage-Backed Securities	3.3
Healthcare-Products	2.5

See Notes to Financial Statements.

PGIM International Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Industry Classification (continued):

Oil & Gas	1.8%
Residential Mortgage-Backed Securities	1.8
Telecommunications	1.8
Chemicals	1.8
Insurance	1.5
Software	1.3
Electric	1.2
Commercial Services	1.2
Diversified Financial Services	1.1
Media	1.0
Electronics	1.0
Foods	0.9
Electrical Components & Equipment	0.8
Multi-National	0.6
Transportation	0.5
Internet	0.5
U.S. Government Agency Obligations	0.5
Student Loan	0.4
Entertainment	0.4
Consumer Loans	0.4%
Other	0.3
Auto Manufacturers	0.2
Household Products/Wares	0.2
Computers	0.2
Packaging & Containers	0.2
Retail	0.2
Lodging	0.2
Auto Parts & Equipment	0.2
Options Purchased	0.0 *

99.9
Other assets in excess of liabilities	0.1

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$177,024	*	Due from/to broker—variation margin swaps	$19,388	*
Credit contracts	Premiums paid for OTC swap agreements	124,081		Premiums received for OTC swap agreements	199,867
Credit contracts	Unrealized appreciation on OTC swap agreements	278,205		Unrealized depreciation on OTC swap agreements	331,204
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	54		—	—

See Notes to Financial Statements.

58

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$593,867		Unrealized depreciation on OTC forward foreign currency exchange contracts	$978,277
Interest rate contracts	Due from/to broker—variation margin futures	358,755	*	Due from/to broker—variation margin futures	403,341	*
Interest rate contracts	Due from/to broker—variation margin swaps	1,829,653	*	Due from/to broker—variation margin swaps	322,809	*
Interest rate contracts	Premiums paid for OTC swap agreements	26		Premiums received for OTC swap agreements	52
Interest rate contracts	Unaffiliated investments	16,433		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	208,088		Unrealized depreciation on OTC swap agreements	10,167

		$3,586,186			$2,265,105

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(746,951)
Foreign exchange contracts	—	—	1,108,314	—
Interest rate contracts	(545)	826,384	—	(1,152,176)

Total	$(545)	$826,384	$1,108,314	$(1,899,127)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(27,674)

See Notes to Financial Statements.

PGIM International Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$60,541	$—
Interest rate contracts	6,038	(112,280)	—	951,725

Total	$6,038	$(112,280)	$60,541	$924,051

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$587	$17,076,777	$39,547,543	$30,574,184

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$63,851,024	$97,620	$60,542,918	$4,995,385

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Inflation Swap Agreements(2)
$18,837,590	$138,000	$442,693

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

60

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$106,631	$(106,631)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$32,957	$(61,534)	$(28,577)	$—	$(28,577)
Barclays Bank PLC	50,599	(79,014)	(28,415)	—	(28,415)
BNP Paribas S.A.	75,629	(86,981)	(11,352)	—	(11,352)
Citibank, N.A.	551,583	(689,386)	(137,803)	—	(137,803)
Credit Suisse International	10,427	(3,427)	7,000	—	7,000
Deutsche Bank AG	94,116	(210,038)	(115,922)	—	(115,922)
Goldman Sachs International	20,763	(18,537)	2,226	—	2,226
HSBC Bank USA, N.A.	32,720	(38,421)	(5,701)	—	(5,701)
JPMorgan Chase Bank, N.A.	213,557	(172,630)	40,927	—	40,927
JPMorgan Securities LLC	—	(5,983)	(5,983)	—	(5,983)
Morgan Stanley & Co. International PLC	136,891	(33,124)	103,767	—	103,767
The Toronto-Dominion Bank	—	(5,067)	(5,067)	—	(5,067)
UBS AG	1,512	(115,425)	(113,913)	—	(113,913)

	$1,220,754	$(1,519,567)	$(298,813)	$—	$(298,813)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM International Bond Fund	61

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $106,631:
Unaffiliated investments (cost $39,525,242)	$38,202,861
Affiliated investments (cost $3,997,581)	3,997,896
Cash	137,444
Foreign currency, at value (cost $76,716)	78,079
Unrealized appreciation on OTC forward foreign currency exchange contracts	593,867
Unrealized appreciation on OTC swap agreements	486,293
Dividends and interest receivable	421,663
Deposit with broker for centrally cleared/exchange-traded derivatives	340,000
Premiums paid for OTC swap agreements	124,107
Receivable for investments sold	106,344
Due from Manager	9,760
Unrealized appreciation on OTC cross currency exchange contracts	54
Prepaid expenses and other assets	3,390

Total Assets	44,501,758

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	978,277
Payable for investments purchased	382,246
Unrealized depreciation on OTC swap agreements	341,371
Premiums received for OTC swap agreements	199,919
Payable to broker for collateral for securities on loan	111,007
Accrued expenses and other liabilities	102,040
Due to broker—variation margin futures	73,657
Due to broker—variation margin swaps	44,429
Payable for Fund shares reacquired	15,474
Distribution fee payable	294
Affiliated transfer agent fee payable	157
Dividends payable	22

Total Liabilities	2,248,893

Net Assets	$42,252,865

Net assets were comprised of:
Shares of beneficial interest, at par	$4,341
Paid-in capital in excess of par	43,027,196
Total distributable earnings (loss)	(778,672)

Net assets, April 30, 2020	$42,252,865

See Notes to Financial Statements.

62

Class A
Net asset value and redemption price per share, ($ 327,435 ÷ 33,642 shares of beneficial interest issued and outstanding)	$9.73
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.06

Class C
Net asset value, offering price and redemption price per share, ($ 288,636 ÷ 29,664 shares of beneficial interest issued and outstanding)	$9.73

Class Z
Net asset value, offering price and redemption price per share, ($ 11,224,200 ÷ 1,153,232 shares of beneficial interest issued and outstanding)	$9.73

Class R6
Net asset value, offering price and redemption price per share, ($ 30,412,594 ÷ 3,124,516 shares of beneficial interest issued and outstanding)	$9.73

See Notes to Financial Statements.

PGIM International Bond Fund	63

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income	$478,030
Affiliated dividend income	24,807
Income from securities lending, net (including affiliated income of $106)	295

Total income	503,132

Expenses
Management fee	97,947
Distribution fee(a)	1,090
Custodian and accounting fees	68,640
Registration fees(a)	30,389
Audit fee	25,192
Shareholders’ reports	21,699
Legal fees and expenses	9,033
Trustees’ fees	5,461
Transfer agent’s fees and expenses (including affiliated expense of $394)(a)	3,015
Miscellaneous	8,405

Total expenses	270,871
Less: Fee waiver and/or expense reimbursement(a)	(149,446)

Net expenses	121,425

Net investment income (loss)	381,707

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $5)	(63,267)
Futures transactions	826,384
Forward and cross currency contract transactions	1,108,314
Swap agreement transactions	(1,899,127)
Foreign currency transactions	(48,063)

(75,759)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $315)	(2,881,066)
Futures	(112,280)
Forward and cross currency contracts	60,541
Swap agreements	924,051
Foreign currencies	(10,048)

(2,018,802)

Net gain (loss) on investment and foreign currency transactions	(2,094,561)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,712,854)

See Notes to Financial Statements.

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(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	398	692	—	—
Registration fees	7,619	7,619	7,576	7,575
Transfer agent’s fees and expenses	390	59	2,531	35
Fee waiver and/or expense reimbursement	(8,759)	(7,995)	(31,111)	(101,581)

See Notes to Financial Statements.

PGIM International Bond Fund	65

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$381,707	$533,311
Net realized gain (loss) on investment and foreign currency transactions	(75,759)	2,960,835
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,018,802)	1,315,639

Net increase (decrease) in net assets resulting from operations	(1,712,854)	4,809,785

Dividends and Distributions
Distributions from distributable earnings
Class A	(20,326)	(11,478)
Class C	(4,261)	(1,697)
Class Z	(332,147)	(67,729)
Class R6	(2,303,576)	(2,664,029)

	(2,660,310)	(2,744,933)

Fund share transactions
Net proceeds from shares sold	16,465,734	3,412,549
Net asset value of shares issued in reinvestment of dividends and distributions	2,659,635	2,744,737
Cost of shares reacquired	(7,698,556)	(152,333)

Net increase (decrease) in net assets from Fund share transactions	11,426,813	6,004,953

Total increase (decrease)	7,053,649	8,069,805

Net Assets:
Beginning of period	35,199,216	27,129,411

End of period	$42,252,865	$35,199,216

See Notes to Financial Statements.

66

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM International Bond Fund (the “Fund”).

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM International Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

68

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under

PGIM International Bond Fund	69

Notes to Financial Statements (unaudited) (continued)

Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or

70

on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value

PGIM International Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and

72

Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

PGIM International Bond Fund	73

Notes to Financial Statements (unaudited) (continued)

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

74

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

PGIM International Bond Fund	75

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

76

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income and PGIM Limited, each of which is a business unit of PGIM, Inc.. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of

PGIM International Bond Fund	77

Notes to Financial Statements (unaudited) (continued)

such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the reporting period ended April 30, 2020.

Effective December 1, 2019, the Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.99% of average daily net assets for Class A shares, 1.74% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares and 0.58% of average daily net assets for Class R6 shares. Prior to December 1, 2019 the Manager had contractually agreed, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.99% of average daily net assets for Class A shares, 1.74% of average daily net assets for Class C shares, 0.74% of average daily net assets for Class Z shares and 0.74% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2020, PIMS has not received front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS did not receive any contingent deferred sales charges imposed upon

78

redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $12,333,678 and $3,912,833, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended April 30, 2020, is presented as follows:

PGIM International Bond Fund	79

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$594,002	$20,332,814	$17,040,337	$—	$—	$3,886,479	3,886,479	$24,807
PGIM Institutional Money Market Fund*
—	122,744	11,647	315	5	111,417	111,439	106	**

$594,002	$20,455,558	$17,051,984	$315	$5	$3,997,896		$24,913

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$44,290,361

Gross Unrealized Appreciation	4,362,029
Gross Unrealized Depreciation	(5,146,985)

Net Unrealized Depreciation	$(784,956)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase

80

Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

		Percentage of
	Number of Shares	Outstanding Shares
Class C	1,205	4%
Class R6	3,118,455	99.8%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	72%	1	23%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	34,409	$354,589
Shares issued in reinvestment of dividends and distributions	1,926	19,722
Shares reacquired	(27,367)	(266,816)

Net increase (decrease) in shares outstanding	8,968	$107,495

Year ended October 31, 2019:
Shares sold	14,370	$149,593
Shares issued in reinvestment of dividends and distributions	1,130	11,282
Shares reacquired	(917)	(9,195)

Net increase (decrease) in shares outstanding	14,583	$151,680

PGIM International Bond Fund	81

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	26,167	$265,956
Shares issued in reinvestment of dividends and distributions	422	4,265
Shares reacquired	(1,101)	(10,893)

Net increase (decrease) in shares outstanding	25,488	$259,328

Year ended October 31, 2019:
Shares sold	2,472	$25,000
Shares issued in reinvestment of dividends and distributions	170	1,697

Net increase (decrease) in shares outstanding	2,642	$26,697

Class Z
Six months ended April 30, 2020:
Shares sold	1,557,483	$15,844,802
Shares issued in reinvestment of dividends and distributions	32,648	332,071
Shares reacquired	(756,807)	(7,420,696)

Net increase (decrease) in shares outstanding	833,324	$8,756,177

Year ended October 31, 2019:
Shares sold	309,343	$3,161,755
Shares issued in reinvestment of dividends and distributions	6,505	67,729
Shares reacquired	(11,600)	(122,988)

Net increase (decrease) in shares outstanding	304,248	$3,106,496

Class R6
Six months ended April 30, 2020:
Shares sold	28	$387
Shares issued in reinvestment of dividends and distributions	224,593	2,303,577
Shares reacquired	(16)	(151)

Net increase (decrease) in shares outstanding	224,605	$2,303,813

Year ended October 31, 2019:
Shares sold	7,485	$76,201
Shares issued in reinvestment of dividends and distributions	268,505	2,664,029
Shares reacquired	(1,950)	(20,150)

Net increase (decrease) in shares outstanding	274,040	$2,720,080

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

82

SCA
Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

PGIM International Bond Fund	83

Notes to Financial Statements (unaudited) (continued)

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer

84

market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM International Bond Fund	85

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,		December 14, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.83	$10.22	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.14	0.12	0.07
Net realized and unrealized gain (loss) oninvestment and foreign currency transactions	(0.42)	1.43	(0.08)	0.57
Total from investment operations	(0.34)	1.57	0.04	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.59)	(0.96)	(0.26)	-
Tax return of capital distributions	-	-	-	(0.20)
Distributions from net realized gains	(0.17)	-	-	-
Total dividends and distributions	(0.76)	(0.96)	(0.26)	(0.20)
Net asset value, end of period	$9.73	$10.83	$10.22	$10.44
Total Return(c):	(3.46)%	16.52%	0.40%	6.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$327	$267	$103	$91
Average net assets (000)	$320	$163	$99	$38
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.99% (f)	0.99%	0.99%	0.99%	(f)
Expenses before waivers and/or expense reimbursement	6.49% (f)	9.63%	17.44%	3.39%	(f)
Net investment income (loss)	1.59% (f)	1.35%	1.14%	0.85%	(f)
Portfolio turnover rate(g)	12%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

86

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,		December 14, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.83	$10.22	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.03	0.04	-
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.42)	1.46	(0.07)	0.57
Total from investment operations	(0.38)	1.49	(0.03)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.55)	(0.88)	(0.19)	-
Tax return of capital distributions	-	-	-	(0.13)
Distributions from net realized gains	(0.17)	-	-	-
Total dividends and distributions	(0.72)	(0.88)	(0.19)	(0.13)
Net asset value, end of period	$9.73	$10.83	$10.22	$10.44
Total Return(c):	(3.75)%	15.65%	(0.34)%	5.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$289	$45	$16	$11
Average net assets (000)	$139	$31	$13	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.74% (f)	1.74%	1.74%	1.74%	(f)
Expenses before waivers and/or expense reimbursement	13.29% (f)	43.49%	124.78%	3.26%	(f)
Net investment income (loss)	0.79% (f)	0.33%	0.41%	0.06%	(f)
Portfolio turnover rate(g)	12%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund	87

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,		December 14, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.83	$10.23	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.14	0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)	1.45	(0.07)	0.57
Total from investment operations	(0.33)	1.59	0.08	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.60)	(0.99)	(0.29)	-
Tax return of capital distributions	-	-	-	(0.22)
Distributions from net realized gains	(0.17)	-	-	-
Total dividends and distributions	(0.77)	(0.99)	(0.29)	(0.22)
Net asset value, end of period	$9.73	$10.83	$10.23	$10.44
Total Return(c):	(3.30)%	16.80%	0.75%	6.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,224	$3,466	$160	$11
Average net assets (000)	$7,803	$1,763	$140	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.64% (f)	0.74%	0.74%	0.74%	(f)
Expenses before waivers and/or expense reimbursement	1.44% (f)	2.16%	12.47%	2.24%	(f)
Net investment income (loss)	1.87% (f)	1.28%	1.43%	1.09%	(f)
Portfolio turnover rate(g)	12%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

88

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,		December 14, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.84	$10.23	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.18	0.14	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)	1.42	(0.06)	0.57
Total from investment operations	(0.33)	1.60	0.08	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.61)	(0.99)	(0.29)	-
Tax return of capital distributions	-	-	-	(0.22)
Distributions from net realized gains	(0.17)	-	-	-
Total dividends and distributions	(0.78)	(0.99)	(0.29)	(0.22)
Net asset value, end of period	$9.73	$10.84	$10.23	$10.44
Total Return(c):	(3.28)%	16.81%	0.75%	6.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,413	$31,421	$26,850	$26,654
Average net assets (000)	$31,132	$29,104	$26,854	$25,767
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.61% (f)	0.74%	0.74%	0.74%	(f)
Expenses before waivers and/or expense reimbursement	1.27% (f)	1.40%	1.55%	1.99%	(f)
Net investment income (loss)	1.98% (f)	1.75%	1.39%	1.07%	(f)
Portfolio turnover rate(g)	12%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund	89

Fund Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

90

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM International Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INTERNATIONAL BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PXBAX	PXBCX	PXBZX	PXBQX
CUSIP	74441J738	74441J720	74441J696	74441J712

MF234E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 17, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 17, 2020